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                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
Schedules of Investments
  VA Small Value Portfolio...........................................................................................       1-13
  VA Large Value Portfolio...........................................................................................      14-15
  VA International Value Portfolio...................................................................................      16-20
  VA International Small Portfolio...................................................................................      21-29

Statements of Net Assets
  VA Short-Term Fixed Portfolio......................................................................................      30-31
  VA Global Bond Portfolio...........................................................................................      32-33

Statements of Assets and Liabilities
  VA Small Value Portfolio...........................................................................................         34
  VA Large Value Portfolio...........................................................................................         34
  VA International Value Portfolio...................................................................................         35
  VA International Small Portfolio...................................................................................         35

Statements of Operations.............................................................................................      36-37

Statements of Changes in Net Assets..................................................................................      38-40

Financial Highlights.................................................................................................      41-43

Notes to Financial Statements........................................................................................      44-48

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            VA SMALL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.6%)
 *3-D Systems Corp.....................................      1,000     $    11,781
 *3Dfx Interactive, Inc................................      2,130          15,775
 *A.C. Moore Arts & Crafts, Inc........................      1,000           5,766
 *Aames Financial Corp.................................        560             455
 AAR Corp..............................................      3,000          41,625
 ABC Bancorp...........................................      1,200          11,925
 *ABC Rail Products Corp...............................        400           2,512
 *Abraxas Petroleum Corp...............................      1,000           1,490
 *Accel International Corp.............................        400             281
 *Acceptance Insurance Companies, Inc..................      1,500           7,687
 Aceto Corp............................................        660           7,054
 *Acme Metals, Inc.....................................      1,000             165
 *ACT Networks, Inc....................................      1,000          11,656
 *Action Performance Companies, Inc....................      1,200           9,637
 *Adac Laboratories....................................      1,000          19,281
 *ADE Corp.............................................      1,000          15,312
 *Adept Technology, Inc................................        500          10,469
 *Advanced Magnetics, Inc..............................        500           3,375
 Advanced Marketing Services, Inc......................      1,125          20,777
 Advanta Corp. Class A.................................      1,000          16,844
 Advanta Corp. Class B Non-Voting......................      2,000          24,187
 Advest Group, Inc.....................................        700          13,387
 *Aehr Test Systems....................................      1,000           5,937
 *AEP Industries, Inc..................................      1,100          18,184
 *Aerovox, Inc.........................................        400           1,287
 *Aetrium, Inc.........................................      1,200           6,487
 *Aftermarket Technology Corp..........................      2,000          11,812
 Agco Corp.............................................      5,000          62,500
 *Agribrands International, Inc........................        400          16,575
 *AHL Services, Inc....................................        500           3,844
 *AHT Corp.............................................      1,000           1,187
 *Air Methods Corp.....................................        300           1,050
 *Airgas, Inc..........................................     10,500          56,437
 *Airnet Systems, Inc..................................        600           2,681
 Alamo Group, Inc......................................      1,200          14,325
 *Alaska Air Group, Inc................................      4,000         124,500
 *Albany International Corp. Class A...................        400           5,725
 *Aldila, Inc..........................................      1,300           2,092
 Alico, Inc............................................      1,200          18,450
 *All American Semiconductor, Inc......................        260           2,697
 *Allen Telecom, Inc...................................      2,800          44,800
 Alliance Bancorp......................................      1,359          23,995
 *Allied Healthcare Products, Inc......................      1,700           5,631
 *Allied Holdings, Inc.................................      1,200           7,650
 Allied Products Corp..................................      2,000           2,625
 *Allied Research Corp.................................        300           2,325
 *Allin Communications Corp............................        500           1,187
 *Allou Health & Beauty Care, Inc. Class A.............        500           3,437
 *Allstars Systems, Inc................................        100             225
 *Alltrista Corp.......................................      1,000          24,562
 *Alpha Technologies Group, Inc........................        500           4,359
 *Alphanet Solutions, Inc..............................      1,200           5,550
 *Alternative Resources Corp...........................      2,000           2,812
                                                            SHARES           VALUE+
                                                            ------           ------
 *Alterra Healthcare Corp..............................      3,000     $     5,812
 Ambanc Holding Co., Inc...............................      1,000          14,469
 *Ambassadors, Inc.....................................      1,100          14,953
 *AMC Entertainment, Inc...............................        400           1,900
 Amcast Industrial Corp................................        700           6,037
 *Amerco, Inc..........................................      1,500          26,297
 *America West Holdings Corp. Class B..................      1,600          28,500
 *American Coin Merchandising, Inc.....................      1,000           2,625
 *American Freightways Corp............................      2,900          43,228
 *American Healthcorp, Inc.............................        300           1,200
 *American Homepatient, Inc............................      1,000             330
 *American Homestar Corp...............................      1,400           1,378
 *American Medical Security Group, Inc.................      1,800          11,812
 *American Pacific Corp................................        700           4,178
 *American Physicians Services Group, Inc..............        500           1,539
 *American Retirement Corp.............................      1,500           8,250
 *American Skiing Co...................................      1,400           2,450
 *Amerihost Properties, Inc............................        400           1,387
 *Ameripath, Inc.......................................      1,700          14,583
 *Ameristar Casinos, Inc...............................      1,700           6,747
 Ameron, Inc...........................................        300          11,025
 Amerus Life Holdings, Inc. Class A....................      2,000          39,875
 *Ames Department Stores, Inc..........................      2,300          27,241
 *AMF Bowling, Inc.....................................      7,500           7,031
 Ampco-Pittsburgh Corp.................................      1,400          15,487
 Amplicon, Inc.........................................      1,000           9,937
 *Amrep Corp...........................................        600           3,900
 *Amresco, Inc.........................................      5,600           3,237
 *Amtran, Inc..........................................        800          11,325
 Amwest Insurance Group, Inc...........................      1,000           4,875
 Analogic Corp.........................................        200           7,212
 Andersons, Inc........................................      1,000           8,812
 Andover Bancorp, Inc..................................        600          17,437
 Angelica Corp.........................................        800           5,400
 *Anicom, Inc..........................................      2,700          13,373
 Apogee Enterprises, Inc...............................      2,700          10,969
 *Applica, Inc.........................................      2,000          29,500
 *Applied Extrusion Technologies, Inc..................      2,000          11,750
 *Applied Graphics Technologies, Inc...................      2,000           6,937
 Applied Industrial Technologies, Inc..................      2,000          34,875
 *Applied Magnetics Corp...............................      1,700              40
 Applied Signal Technologies, Inc......................        800           8,100
 *Arch Capital Group, Ltd..............................      1,500          22,641
 Arch Chemicals, Inc...................................      3,500          60,375
 Arch Coal, Inc........................................      4,900          36,750
 *Arch Communications Group, Inc.......................      1,100           5,534
 Arctic Cat, Inc.......................................      1,800          19,406
 Argonaut Group, Inc...................................      2,600          46,962
 *Arkansas Best Corp...................................      2,700          29,869
 Armstrong Holdings, Inc...............................      5,400          92,812
 Arnold Industries, Inc................................      2,000          22,937
 *ARV Assisted Living, Inc.............................      1,600           1,550
 Arvin Industries, Inc.................................      2,700          48,600

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
VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Asante Technologies, Inc.............................        400     $       587
 *Asche Transportation Services, Inc...................        500             906
 *Ashworth, Inc........................................      2,500          10,703
 *Astea International, Inc.............................      1,200           2,644
 *Atchison Casting Corp................................        200           1,412
 *Atlantic American Corp...............................      1,900           5,937
 *Atlantic Gulf Communities Corp.......................      1,500             127
 *Atlantis Plastics, Inc...............................        200           1,400
 *Atrion Corp..........................................        200           2,375
 *Aurora Foods, Inc....................................      2,300           8,194
 *Autoimmune, Inc......................................      1,100           1,427
 Avado Brands, Inc.....................................      2,600           3,697
 *Avalon Holding Corp. Class A.........................        262           1,032
 *Avatar Holdings, Inc.................................      1,000          19,781
 *Avatex Corporation Class A...........................      1,400             809
 *Aviall, Inc..........................................      2,800          15,050
 *Aviation Sales Co....................................      1,400           9,362
 *Avid Technology, Inc.................................      2,000          20,125
 *Avis Group Holdings, Inc.............................      3,900          75,075
 *Avteam, Inc. Class A.................................      1,500           2,977
 *Axsys Technologies, Inc..............................      1,000          14,687
 *Aztar Corp...........................................      6,600          84,150
 Aztec Manufacturing Co................................        500           8,000
 Badger Meter, Inc.....................................        200           6,350
 Bairnco Corp..........................................        900           6,469
 Baker (J.), Inc.......................................      2,200          14,025
 *Baker (Michael) Corp.................................        700           4,550
 Baldwin & Lyons, Inc. Class B.........................        600          10,875
 *Baldwin Piano & Organ Co.............................        300           1,819
 *Baldwin Technology, Inc. Class A.....................      1,400           2,975
 *Bancinsurance Corp...................................        525           2,166
 Bandag, Inc...........................................        800          19,850
 Bandag, Inc. Class A..................................      1,000          22,750
 *Bank Plus Corp.......................................      2,100           5,841
 *Bank United Financial Corp. Class A..................      3,200          20,600
 BankAtlantic Bancorp, Inc. Class A....................        796           3,035
 BankAtlantic Bancorp, Inc. Class B....................      2,000          11,437
 *Banknorth Group, Inc.................................      1,314          18,355
 *Barringer Technologies, Inc..........................      1,000           6,156
 *Barry (R.G.) Corp....................................        300           1,031
 *Basin Exploration, Inc...............................        900          14,962
 Bassett Furniture Industries, Inc.....................      2,200          26,881
 Bay View Capital Corp.................................      2,900          29,362
 *Bayou Steel Corp. Class A............................      1,900           4,275
 *Be Aerospace, Inc....................................      2,500          17,266
 *Beazer Homes USA, Inc................................      1,700          31,237
 *BEI Electronics, Inc.................................      1,600           2,125
 *Bel Fuse, Inc. Class A...............................        200           3,637
 Bel Fuse, Inc. Class B................................        600          10,781
 Bell Industries, Inc..................................      1,860           4,882
 *Bell Microproducts, Inc..............................      1,500          19,406
 *Benton Oil & Gas Co..................................      2,100           5,775
 Bergen Brunswig Corp. Class A.........................      6,800          35,275
 Berkley (W.R.) Corp...................................      3,800          83,719
 *Berlitz International, Inc...........................        900          10,012
 *Bethlehem Steel Corp.................................      8,300          32,162
 *Beverly Enterprises..................................     12,700          38,100
 *BFX Hospitality Group, Inc...........................        300             225
 *BI, Inc..............................................      1,000           5,312
 *Big 4 Ranch, Inc.....................................        300               0
 Bindley Western Industries, Inc.......................      2,400          45,750
 *Bio Vascular, Inc....................................        500           1,453
 *Bionx Implants, Inc..................................      1,300           2,844
                                                            SHARES           VALUE+
                                                            ------           ------
 *Bio-Rad Laboratories, Inc. Class A...................        400     $     9,275
 *BioReliance Corp.....................................        500           2,516
 Birmingham Steel Corp.................................      4,600          17,825
 Blair Corp............................................      1,500          28,875
 Block Drug Co., Inc. Class A..........................      1,718          47,567
 *Bluegreen Corp.......................................      2,500           7,812
 BMC Industries, Inc...................................      4,100          15,631
 Bob Evans Farms, Inc..................................      4,100          55,606
 *Boca Research, Inc...................................      1,000           5,437
 *Boca Resorts, Inc....................................      3,300          28,462
 *Bolt Technology Corp.................................        300           1,350
 *Bombay Co., Inc......................................      5,400          17,212
 *Bon-Ton Stores, Inc..................................      1,900           4,245
 *Books-a-Million, Inc.................................      2,700           9,197
 *Boron, Lepore and Associates, Inc....................      1,100           8,422
 *Boston Communications Group, Inc.....................      1,900          19,534
 Bostonfed Bancorp, Inc................................      1,000          13,125
 Bowne & Co., Inc......................................      3,600          36,225
 *Boyd Gaming Corp.....................................      5,500          27,156
 *Brass Eagle, Inc.....................................        500           2,437
 *Bridgestreet Accomodations, Inc......................      1,200           3,300
 *BrightStar Information Technology Group, Inc.........        500           1,937
 *Brookdale Living Communities.........................      1,000          13,625
 Brookline Bancorp, Inc................................      2,500          24,453
 *Brookstone, Inc......................................      1,500          21,281
 *Brown & Sharpe Manufacturing Co. Class A.............      1,200           2,700
 *Brown (Tom), Inc.....................................      3,600          78,525
 Brown Shoe Company, Inc...............................      5,600          66,850
 *Brunswick Technologies, Inc..........................        300           2,634
 Brush Wellman, Inc....................................      1,900          33,131
 BSB Bancorp, Inc......................................        900          17,184
 *BTG, Inc.............................................        300           2,437
 *BTU International, Inc...............................      1,700          14,716
 *Budget Group, Inc....................................      4,100          15,631
 *Buffets, Inc.........................................      4,000          46,375
 *Builders Transport, Inc..............................        400              22
 *Building Materials Holding Corp......................      1,500          13,922
 Burlington Coat Factory Warehouse Corp................      5,500          69,781
 *Burlington Industries, Inc...........................      6,700          22,194
 *Bush Boake Allen, Inc................................        100           3,262
 *Business Resource Group..............................        500           3,109
 *Butler International, Inc............................      1,000           8,187
 Butler Manufacturing Co...............................      1,000          22,312
 *BWAY Corp............................................      1,000           7,187
 *C.P. Clare Corp......................................      1,000           6,562
 Cadmus Communications Corp............................      1,300          11,294
 Calgon Carbon Corp....................................      4,800          31,500
 *California Coastal Communities, Inc..................      1,000           5,719
 Cal-Maine Foods, Inc..................................        800           2,675
 *Cameron Ashley Building Products, Inc................      1,200          21,675
 *Cannondale Corp......................................      1,000           7,187
 *Canterbury Information Technology, Inc...............      1,000           2,656
 *Capital Crossing Bank................................      1,000          10,250
 *Capital Pacific Holdings, Inc........................      1,000           2,750
 *Capital Senior Living Corp...........................      3,000           7,125
 *Capital Trust, Inc...................................        200             775
 Capitol Transamerica Corp.............................        700           7,875
 *Carbide/Graphite Group, Inc..........................      1,000           4,281

                                       2
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VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Caredata.com, Inc....................................      1,000     $     4,000
 *Carematrix, Inc......................................      1,500           1,102
 *Caribiner International, Inc.........................      3,600           2,700
 *Carmike Cinemas, Inc. Class A........................      1,000           5,312
 Carpenter Technology Corp.............................      3,800          78,612
 *Carriage Services, Inc. Class A......................      2,100           6,037
 *Carrington Laboratories, Inc.........................      1,000           2,219
 *Carson, Inc..........................................        800           3,250
 Carter-Wallace, Inc...................................      1,200          24,000
 Cascade Corp..........................................      1,000          11,250
 *Casella Waste Systems, Inc. Class A..................        700           9,100
 Cash America International, Inc.......................      1,400          14,350
 *Casino Data Systems..................................      1,500           6,633
 *Castle & Cooke, Inc..................................      2,600          48,425
 Castle (A.M.) & Co....................................      1,000          12,437
 *Castle Dental Centers, Inc...........................        700           1,706
 Castle Energy Corp....................................      1,000           6,047
 *Catalina Lighting, Inc...............................        600           2,400
 Cato Corp. Class A....................................      2,000          24,812
 Cavalier Homes, Inc...................................      3,000           4,500
 *CB Richard Ellis Services, Inc.......................      2,000          20,125
 CBRL Group, Inc.......................................      8,500         122,984
 *Celadon Group, Inc...................................      1,000          13,531
 *Celebrity, Inc.......................................        125             283
 *Celeris Corporation..................................        433           1,198
 Cenit Bancorp, Inc....................................        300           3,337
 *Centigram Communications Corp........................        700          13,147
 *Central Garden & Pet Co..............................      3,100          35,359
 Century Aluminum Co...................................      2,200          22,481
 *Century Business Services, Inc.......................        900           2,348
 *Ceradyne, Inc........................................      1,200           9,900
 *Cerprobe Corp........................................      1,000          12,375
 *CFM Technologies, Inc................................        700           5,469
 *Champion Enterprises, Inc............................      3,500          19,906
 Champion Industries, Inc..............................      1,000           2,844
 *Champps Entertainment, Inc...........................        900           3,516
 *Charming Shoppes, Inc................................     12,300          72,647
 *Chart House Enterprises, Inc.........................      1,700           9,031
 *Chase Industries, Inc................................      1,000           9,250
 *Checkers Drive-In Restaurant, Inc....................        215             460
 *Checkpoint System, Inc...............................      4,000          31,750
 Chemed Corp...........................................      1,000          30,312
 *Chemfab Corp.........................................      1,000          10,000
 *Cherry Corp..........................................      1,000          20,125
 Chesapeake Corp.......................................      2,000          65,375
 *Chesapeake Energy Corp...............................      7,180          41,285
 *Children's Comprehensive Services, Inc...............      1,500           3,375
 Chiquita Brands International, Inc....................      9,666          38,060
 *Chromcraft Revington, Inc............................        600           6,675
 *Chronimed, Inc.......................................      1,000           6,562
 *CHS Electronics, Inc.................................      6,600              82
 CICOR International, Inc..............................        800           8,450
 *CIDCO, Inc...........................................      1,000           3,062
 *Ciprico, Inc.........................................      1,000          10,812
 *Circuit City Stores, Inc. (Carmax Group).............      2,600           6,987
 *Circuit Systems, Inc.................................      1,300           1,239
 *Citadel Holding Corp. Class A........................        240             750
 *Citation Holding Corp. Class B.......................         60             187
 *Citizens, Inc. Class A...............................      1,391           8,520
 City Holding Co.......................................      1,500          14,906
 *Civic Bancorp........................................        463           6,496
                                                            SHARES           VALUE+
                                                            ------           ------
 CKE Restaurants, Inc..................................      7,600     $    25,175
 *Clean Harbors, Inc...................................        800           1,475
 Cleveland Cliffs, Inc.................................      1,100          27,981
 *Clintrials Research, Inc.............................      2,800           9,056
 CNA Surety Corp.......................................        500           6,250
 *CNS, Inc.............................................      2,300           9,200
 Coachmen Industries, Inc..............................      2,000          23,875
 *Coast Dental Services, Inc...........................      1,000           2,047
 *Coast Distribution System............................        300             637
 Coastal Bancorp, Inc..................................      1,000          15,062
 *Coastcast Corp.......................................      1,000          19,125
 *Cobra Electronic Corp................................      1,000           5,500
 *Coeur d'Alene Mines Corp. ID.........................      4,400          10,725
 *Cohesion Technologies, Inc...........................      1,100          11,619
 *Coho Energy, Inc.....................................         42             168
 *Coinmach Laundry Corp................................      2,000          27,062
 Cole National Corp. Class A...........................      1,000           6,312
 *Columbia Banking System, Inc.........................      1,540          16,796
 Columbus McKinnon Corp................................      2,000          27,625
 *Comdial Corp.........................................        600           5,484
 *Comforce Corp........................................      2,000           4,000
 *Comfort Systems USA, Inc.............................      3,500          21,219
 *Command Systems, Inc.................................        200             369
 Commercial Metals Co..................................      1,300          34,206
 Commonwealth Bancorp, Inc.............................      1,500          17,344
 Commonwealth Industries, Inc..........................      2,100          12,928
 Communications Systems, Inc...........................      1,000          13,687
 Community Financial Group, Inc........................        200           2,625
 Community Savings Bankshares, Inc.....................      1,400          14,787
 Community Trust Bancorp, Inc..........................      1,100          15,916
 *Complete Management, Inc.............................        700               5
 *Compucom Systems, Inc................................      4,500          10,828
 *Computer Learning Centers, Inc.......................      1,400           1,356
 *Comshare, Inc........................................      1,000           3,812
 *Comstock Resources, Inc..............................      1,900          14,250
 *Condor Technology Solutions, Inc.....................      1,500             633
 *Cone Mills Corp. NC..................................      3,900          22,425
 *Congoleum Corp. Class A..............................      1,000           3,125
 *Consolidated Freightways Corp........................      3,500          15,969
 *Consolidated Graphics, Inc...........................        100           1,037
 *Consumer Portfolio Services, Inc.....................      1,000           1,047
 *ContiFinancial Corp..................................      3,800              85
 *Cooker Restaurant Corp...............................        500           1,187
 *CoorsTek, Inc........................................        700          22,575
 *Coram Healthcare Corp................................      4,200           1,113
 *Cornell Corrections, Inc.............................      1,000           7,250
 *Correctional Services Corp...........................      1,000           4,406
 *Corrpro Companies, Inc...............................        375           1,406
 Corus Bankshares, Inc.................................      1,000          24,812
 *Cotelligent Group, Inc...............................      1,000           4,562
 *Covenant Transport, Inc. Class A.....................      2,000          20,562
 *Coventry Health Care, Inc............................      6,300          74,616
 CPAC, Inc.............................................      1,000           6,875
 CPB, Inc..............................................      1,400          32,900
 *Craig (Jenny), Inc...................................      1,500           2,156
 *Craig Corp...........................................        300           1,219
 *Creative Computers, Inc..............................      1,000           4,625
 *Credit Acceptance Corp...............................      4,800          26,700
 *Criticare Systems, Inc...............................        600           1,312
 *Cross (A.T.) Co. Class A.............................      1,800          11,025
 *Crossman Communities, Inc............................      1,000          17,719
 *Crown Central Petroleum Corp. Class A................        400           3,625

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Crown Central Petroleum Corp. Class B................        300     $     2,719
 Crown Crafts, Inc.....................................        700           1,006
 *Crown Vantage, Inc...................................      1,300             305
 *Crown-Andersen, Inc..................................        100             462
 *CSP, Inc.............................................        266           1,654
 *CSS Industries, Inc..................................      1,000          20,000
 *CTB International Corp...............................      1,700          11,077
 Cubic Corp............................................        750          15,000
 Culp, Inc.............................................      1,000           6,312
 *Curative Health Services, Inc........................      1,200           6,469
 *Cybex International, Inc.............................      1,400           3,762
 *Cyrk, Inc............................................      2,400          13,800
 *Cytrx Corp...........................................        700             766
 *D A Consulting Group, Inc............................        200             441
 *Dan River, Inc. (GA) Class A.........................      3,400          17,000
 *Danielson Holding Corp...............................      1,600           7,600
 *Data I/O Corp........................................      1,500           5,625
 *Data Systems & Software, Inc.........................      1,500           6,750
 *Data Systems Network Corp............................         30              37
 *Datakey, Inc.........................................        100             425
 *DataTRAK International, Inc..........................        200           1,087
 *Datron Systems, Inc..................................        200           2,319
 *Datum, Inc...........................................        300           4,669
 *Dave and Busters, Inc................................      1,400           9,625
 *Davel Communications, Inc............................        329             571
 *Daw Technologies, Inc................................        800             962
 *Dawson Geophysical Co................................        300           2,916
 *Daxor Corp...........................................        400           4,900
 *Dayton Superior Corp. Class A........................      1,000          25,500
 *Deckers Outdoor Corp.................................      1,000           3,375
 *Del Global Technologies Corp.........................        500           4,187
 *Delia's, Inc.........................................      1,700           4,250
 *Delphi Financial Group, Inc. Class A.................      1,020          34,170
 *Delta Financial Corp.................................      1,600           2,800
 Delta Woodside Industries, Inc........................      2,100           4,725
 *Denali, Inc..........................................      1,100           2,320
 Designs, Inc..........................................      1,300           1,991
 *Detection Systems, Inc...............................        300           2,962
 Detroit Diesel Corp...................................      2,800          44,100
 *Devcon International Corp............................        400           2,675
 *Diagnostic Health Services, Inc......................        400              20
 *Diamond Home Services, Inc...........................        500              39
 *Digi International, Inc..............................      2,000          10,312
 Dime Community Bancorp, Inc...........................      1,500          24,375
 Dimon, Inc............................................      6,800          15,300
 *Discount Auto Parts, Inc.............................      2,500          25,000
 *Dixie Group, Inc.....................................      1,000           3,562
 *Dollar Thrifty Automotive Group, Inc.................      1,100          19,800
 *Dominion Homes, Inc..................................        800           5,125
 Donegal Group, Inc....................................      1,000           6,953
 *Donna Karan International, Inc.......................      1,900          13,419
 *Donnkenny, Inc.......................................        350             197
 Downey Financial Corp.................................      2,153          64,052
 *Dress Barn, Inc......................................      1,900          40,434
 *DRS Technologies, Inc................................      1,000          11,375
 *Drug Emporium, Inc...................................      2,100           2,395
 *Drypers Corp.........................................        600           1,078
 DT Industries, Inc....................................      1,300          13,081
 *Duckwall-Alco Stores, Inc............................      1,000           8,625
 *Ducommun, Inc........................................        100           1,119
 *Dura Automotive Systems, Inc.........................      1,714          20,407
 *Dura Pharmaceuticals, Inc............................      2,400          28,125
                                                            SHARES           VALUE+
                                                            ------           ------
 *DVI, Inc.............................................      1,300     $    18,687
 *Dwyer Group, Inc.....................................      1,000           2,500
 *Dyersburg Corp.......................................      1,100             224
 *Dynamics Research Corp...............................        660           4,661
 *E Com Ventures, Inc..................................      1,000           3,031
 *EA Engineering Science & Technology, Inc.............        500             383
 Eagle Bancshares, Inc.................................        500           5,844
 *Eagle Food Centers, Inc..............................      1,000           1,031
 *Eagle Point Software Corp............................        300           1,387
 Earthgrains Co........................................      3,200          52,800
 Eastern Co............................................        300           3,862
 *ECC International Corp...............................        800           2,400
 Ecology & Environment, Inc. Class A...................        200           1,175
 Edo Corp..............................................        300           1,931
 *EFTC Corp............................................      1,300           2,742
 *Einstein/Noah Bagel Corp.............................      1,600             119
 *El Paso Electric Co..................................      1,000          11,875
 *Elcotel, Inc.........................................      1,700           3,161
 *Elder-Beerman Stores Corp............................      1,000           4,562
 *Electro Rent Corp....................................      1,300          14,137
 *Elite Information Group, Inc.........................      1,000           6,375
 EMC Insurance Group, Inc..............................      1,200           9,675
 *Emcor Group, Inc.....................................      1,000          22,187
 *EMS Technologies, Inc................................        600           9,694
 *Encad, Inc...........................................      1,000           3,500
 *Encompass Services Corp..............................      3,500          20,562
 *Encore Wire Corp.....................................      1,000           6,281
 Enesco Group, Inc.....................................      2,000           8,000
 Engineered Support Systems, Inc.......................      1,000          12,625
 Engle Homes, Inc......................................      2,000          19,187
 Enhance Financial Services Group, Inc.................      1,900          26,125
 Ennis Business Forms, Inc.............................      1,500          11,062
 *Enserch Exploration Corp.............................      5,199          26,645
 *Environmental Elements Corp..........................        600             825
 *Equity Oil Co........................................      2,300           4,708
 *Esco Electronics Corp................................      1,900          33,487
 *Esterline Technologies Corp..........................      3,000          40,875
 Ethyl Corp............................................      8,700          22,294
 *Evans & Sutherland Computer Corp.....................        700           5,534
 *Exabyte Corp.........................................      1,800           7,594
 Exide Corp............................................      2,100          17,850
 *Exponent, Inc........................................        600           4,706
 *Extended Stay America, Inc...........................      2,500          22,500
 Ezcorp, Inc. Class A Non-Voting.......................      2,100           4,594
 *E-Z-Em, Inc. Class A.................................        300           2,062
 *E-Z-Em, Inc. Class B.................................         27             174
 Fab Industries, Inc...................................        500           5,000
 *Fairchild Corp. Class A..............................      3,113          14,787
 Falcon Products, Inc..................................      1,000           9,875
 *Family Golf Centers, Inc.............................      2,400             750
 *Fansteel, Inc........................................        700           2,800
 *Farm Family Holdings, Inc............................      1,000          27,000
 Farrel Corp...........................................        700           1,137
 FBL Financial Group, Inc. Class A.....................      2,500          36,562
 *Featherlite Manufacturing, Inc.......................      1,000           3,469
 FFY Financial Corp....................................      1,000          11,062
 *Fibermark, Inc.......................................      1,000          10,437
 Fidelity National Corp................................        500           3,109
 *Finish Line, Inc. Class A............................      2,500          17,344
 *Finishmaster, Inc....................................        500           2,719
 Finova Group, Inc.....................................      3,600          42,975

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 First Bell Bancorp, Inc...............................        500     $     7,141
 *First Cash, Inc......................................      1,300           5,484
 First Charter Corp....................................        600           9,581
 First Citizens Bancshares, Inc. NC....................      1,200          72,375
 First Defiance Financial Corp.........................        700           5,797
 First Essex Bancorp...................................        500           8,234
 First Federal Bancshares of Arkansas, Inc.............        200           3,025
 First Indiana Corp....................................      1,600          27,950
 *First Investors Financial Services Group, Inc........        500           2,359
 First Keystone Financial, Inc.........................        100           1,012
 First Niagara Financial Group, Inc....................      2,800          25,637
 First Northern Capital Corp...........................        800          10,675
 *First Republic Bank..................................        600          10,125
 First Savings Bancorp, Inc. North Carolina............        200           3,600
 First Sentinel Bancorp, Inc...........................      2,400          18,712
 *First Team Sports, Inc...............................        500           1,070
 First Washington Bancorp, Inc.........................      1,430          20,690
 Firstfed America Bancorp, Inc.........................      1,000          11,625
 *FirstFed Financial Corp. DE..........................      1,800          24,187
 Firstspartan Financial Corp...........................        200           3,500
 *Firstwave Technologies, Inc..........................        300           1,064
 *Fischer Imaging Corp.................................      1,000           2,687
 Flag Financial Corp...................................        800           4,225
 Flagstar Bancorp, Inc.................................        500           4,703
 *Flander Corp.........................................      2,800           9,975
 Fleetwood Enterprises, Inc............................      3,400          48,450
 Fleming Companies, Inc................................      3,100          43,594
 Flexsteel Industries, Inc.............................        600           7,744
 *Flooring America, Inc................................      1,900           5,225
 *Florsheim Group, Inc.................................      1,400           3,456
 Flushing Financial Corp...............................        600           8,662
 *Foilmark, Inc........................................      1,000           3,844
 *Foodarama Supermarkets, Inc..........................        100           2,700
 *Foster (L.B.) Co. Class A............................      1,800           6,019
 Foster Wheeler Corp...................................      6,100          51,469
 *FPIC Insurance Group, Inc............................        700           9,034
 *Franklin Covey Co....................................      3,400          26,350
 *Franklin Electronic Publishers, Inc..................        500           3,250
 Freds, Inc. Class A...................................      2,250          38,531
 Fremont General Corp..................................     10,200          44,625
 *French Fragrances, Inc...............................      1,800          13,837
 Frequency Electronics, Inc............................      1,000          17,000
 *Fresh Choice, Inc....................................        500           1,805
 *Fresh Foods, Inc.....................................      1,000           2,937
 *Friede Goldman International.........................        627           5,290
 *Friedman Billings Ramsey Group, Inc. Class A.........      1,000           6,375
 Friedman Industries, Inc..............................        636           2,068
 Friedmans, Inc. Class A...............................      2,000          12,062
 Frisch's Restaurants, Inc.............................        648           6,318
 *Fritz Companies, Inc.................................      4,000          41,625
 Frontier Insurance Group, Inc.........................      4,400           5,225
 Frozen Food Express Industries, Inc...................      2,400           6,075
 *FSI International, Inc...............................      2,400          34,575
 *FTI Consulting, Inc..................................      1,000           9,375
 GA Financial, Inc.....................................        200           2,350
 *Gadzooks, Inc........................................        800          11,400
 Gainsco, Inc..........................................      3,100          16,275
 *Galey & Lord, Inc....................................      1,300           3,169
 *GameTech International, Inc..........................        600           3,825
                                                            SHARES           VALUE+
                                                            ------           ------
 Garan, Inc............................................        400     $     8,200
 *Garden Fresh Restaurant Corp.........................        700           7,612
 *Gart Sports Co.......................................        123             700
 *GC Companies, Inc....................................        300           7,931
 *Gehl Co..............................................        500           8,953
 Gencorp, Inc..........................................      5,000          49,062
 General Binding Corp..................................      1,000           7,500
 General Cable Corp....................................      1,000           8,312
 *General Chemical Group, Inc..........................      2,500           2,422
 *General Communications, Inc. Class A.................      5,000          24,062
 *Genesis Health Ventures, Inc.........................      4,400           1,650
 Genesis Worldwide, Inc................................        300             300
 *Geneva Steel Co. Class A.............................        800             300
 *Genicom Corp.........................................        700              80
 *Genlyte Group, Inc...................................      1,100          22,378
 *Gensym Corp..........................................        500           1,820
 *Gentiva Health Services..............................      1,925          16,784
 *Gerber Childrenswear, Inc............................      1,000           5,250
 Gerber Scientific, Inc................................        400           4,800
 *Getty Petroleum Marketing, Inc.......................        900           3,262
 *Giant Group, Ltd.....................................        400             256
 *Giant Industries, Inc................................      1,000           8,812
 *Gibraltar Packaging Group, Inc.......................        900             816
 Gibraltar Steel Corp..................................      1,500          23,766
 *G-III Apparel Group, Ltd.............................        600           2,775
 *Gish Biomedical, Inc.................................      1,000           2,156
 Glatfelter (P.H.) Co..................................      4,700          55,519
 *Global Sources, Ltd..................................        147           4,056
 *Global Vacation Group, Inc...........................      1,100           2,819
 *Globe Business Resources, Inc........................      1,000          12,781
 *Good Guys, Inc.......................................      1,200           3,225
 *Goodys Family Clothing...............................      3,000          16,406
 Gorman-Rupp Co........................................      1,000          17,437
 *Gottschalks, Inc.....................................      1,400           7,087
 *Government Technology Services, Inc..................      1,600           4,850
 *GP Strategies Corp...................................        500           1,906
 *Gradco Systems, Inc..................................        700           1,302
 *Graham-Field Health Products, Inc....................      2,730             519
 *Grand Union Co.......................................        300             253
 Granite State Bankshares, Inc.........................        300           4,950
 *Graphic Packaging International Corp.................      2,800           9,625
 Gray Communications Systems, Inc......................      1,000          11,312
 Greenbrier Companies, Inc.............................      1,300           9,912
 *Griffon Corp.........................................      2,800          16,975
 Guaranty Federal Bancshares, Inc......................        100             997
 *Guest Supply, Inc....................................        500           8,781
 Guilford Mills, Inc...................................      1,800          11,812
 *Gulf Island Fabrication, Inc.........................      1,500          26,016
 *Gulfmark Offshore, Inc...............................      1,000          21,562
 *Gundle/SLT Environmental, Inc........................      1,600           5,000
 *Gymboree Corp........................................      3,700          10,348
 *GZA Geoenvironmental Technologies, Inc...............        300           1,837
 Haggar Corp...........................................        600           6,956
 *Hagler Bailly, Inc...................................      2,000           3,625
 *Hampton Industries, Inc..............................        484             907
 Hancock Fabrics, Inc..................................      2,100           9,844
 Hancock Holding Co....................................      1,000          31,750
 *Hanger Orthopedic Group, Inc.........................      2,000           9,625
 Harbor Florida Bancshares, Inc........................      2,800          29,662

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Harding Lawson Associates Group, Inc.................        400     $     4,537
 Hardinge Brothers, Inc................................      1,000           9,656
 Harleysville Group, Inc...............................      4,400          74,525
 *Harnischfeger Industries, Inc........................      3,700           1,628
 *Harry's Farmers Market, Inc. Class A.................        500             562
 *Hartmarx Corp........................................      2,800           6,300
 *Harvey Entertainment Co..............................        400           1,225
 *Hastings Entertainment, Inc..........................      1,100           1,461
 *Hathaway Corp........................................        400           1,425
 *Hauser, Inc..........................................        275             378
 Haven Bancorp, Inc....................................      1,000          17,937
 Haverty Furniture Co., Inc............................      3,400          38,250
 *Hawaiian Airlines, Inc...............................      3,200           8,000
 *Hawk Corp............................................      2,300          15,669
 *Hawker Pacific Aerospace.............................        300           1,687
 *Hawthorne Financial Corp.............................        700           5,687
 HCC Insurance Holdings, Inc...........................      1,000          17,062
 *Health Management Systems, Inc.......................      2,600          10,766
 *Health Risk Management, Inc..........................        800           4,650
 *Healthcare Recoveries, Inc...........................      1,000           3,484
 *Healthcare Services Group, Inc.......................      2,250          10,125
 *Healthcor Holdings...................................        500              17
 Healthplan Services Corp..............................      1,600           3,900
 Heico Corp............................................      1,000          13,125
 Heilig-Meyers Co......................................      9,150          15,441
 *Hello Direct, Inc....................................        300           3,731
 *Hexcel Corp..........................................      4,500          34,875
 HF Financial Corp.....................................        300           2,597
 *High Plains Corp.....................................      1,600           3,600
 *Highlands Insurance Group, Inc.......................      2,500          18,125
 *Hirsch International Corp. Class A...................      1,000           1,406
 *Hi-Tech Pharmacal, Inc...............................        200             778
 HMN Financial, Inc....................................        750           8,484
 *HMT Technology Corp..................................      6,900          11,859
 *Hoenig Group, Inc....................................        500           4,641
 Holly Corp............................................        500           5,000
 *Hollywood Casino Corp. Class A.......................        800           4,050
 *Hollywood Entertainment Corp.........................      2,600          17,916
 *Hologic, Inc.........................................      2,000          11,500
 Home Port Bancorp, Inc................................        200           4,850
 *Home Products International, Inc.....................      1,000           4,312
 *Homebase, Inc........................................      5,400          10,125
 *Homestead Village, Inc...............................      5,800          23,562
 Horizon Financial Corp................................      1,230          11,493
 *Horizon Health Corp..................................        500           3,031
 *Horizon Offshore, Inc................................      1,600          18,050
 *Hotelworks.com, Inc..................................      1,000             375
 *Hovnanian Enterprises, Inc. Class A..................      1,300           7,150
 *Hub Group, Inc. Class A..............................      1,000          12,656
 Hudson River Bancorp, Inc.............................      2,000          19,562
 Huffy Corp............................................      1,800           5,850
 Hughes Supply, Inc....................................      1,450          27,550
 Hunt (J.B.) Transport Services, Inc...................      4,400          71,087
 Hunt Corp.............................................      1,000          10,062
 *Huntco, Inc. Class A.................................        300             919
 *Hurco Companies, Inc.................................      1,000           4,375
 *Hutchinson Technology, Inc...........................      2,600          30,631
 *Hvide Marine, Inc. Class A...........................        500               0
 Iberiabank Corp.......................................      1,100          16,431
 *Ico, Inc.............................................      1,800           2,953
 *IEC Electronics Corp.................................      1,300           2,478
 *IFR Systems, Inc.....................................      1,000           5,719
                                                            SHARES           VALUE+
                                                            ------           ------
 *IHOP Corp............................................      1,600     $    28,200
 *IMC Mortgage Co......................................      2,800             120
 IMCO Recycling, Inc...................................      2,500          16,719
 Immulogic Pharmaceutical Corp.........................      1,500             628
 *Imperial Credit Industries, Inc......................      5,000          17,500
 Imperial Sugar Co.....................................      5,200           7,150
 *Inacom Corp..........................................      6,800           1,156
 Independent Bank East.................................        420           5,486
 *Industrial Distribution Group, Inc...................        500           1,187
 *Industrial Holdings, Inc.............................      1,000           1,156
 *Inference Corp. Class A..............................      1,500           9,281
 *Infonautics Corp. Class A............................        500           2,047
 *Information Management Associates, Inc...............        600           2,625
 *Information Resources, Inc...........................      3,200          15,900
 Ingles Market, Inc. Class A...........................        800           7,900
 *Innotrac Corp........................................      1,200           5,925
 *Innovative Clinical Solutions, Ltd...................      1,600             280
 Innovex, Inc..........................................      2,000          17,187
 *Input/Output, Inc....................................      5,600          44,100
 *Insignia Financial Group, Inc........................      1,900          21,494
 *Inso Corp............................................      1,000           3,531
 *Inspire Insurance Solutions, Inc.....................      2,100           7,284
 Insteel Industries, Inc...............................        700           4,025
 *Insurance Auto Auctions, Inc.........................      2,000          38,812
 *Integra, Inc.........................................      1,200             750
 *Integrated Electrical Services, Inc..................      4,600          22,712
 Intelligent Systems Corp..............................        500           2,125
 *Inter Parfums, Inc...................................        500           5,875
 Interface, Inc. Class A...............................      5,200          22,750
 *Intergraph Corp......................................      5,300          29,647
 *Interlinq Software Corp..............................      1,000           2,812
 *Intermagnetics General Corp..........................      1,020          11,602
 Intermet Corp.........................................      2,200          15,159
 International Aluminum Corp...........................        500           7,281
 International Multifoods Corp.........................      2,800          39,025
 *International Remote Imaging Systems, Inc............        100             144
 International Shipholding Corp........................        400           3,050
 *International Speciality Products, Inc...............      9,300          50,569
 *International Total Services, Inc....................        400             400
 Interpool, Inc........................................     13,950         111,600
 *Interstate National Dealers Services, Inc............      1,000           5,437
 *Intevac, Inc.........................................      1,000           3,125
 *Invision Technologies, Inc...........................      1,100           4,434
 *Ionics, Inc..........................................      1,100          31,625
 *IRI International Corp...............................      3,400          30,387
 *Isco, Inc............................................        200             897
 *Isolyser Co., Inc....................................      4,100          14,478
 *IT Group, Inc .......................................      3,400          19,762
 *ITEQ, Inc............................................      3,044           1,712
 *ITLA Capital Corp....................................      1,000          13,062
 *Itron, Inc...........................................      2,000           9,312
 *IVI Checkmate Corp...................................      1,400           4,112
 *Iwerks Entertainment, Inc............................        542             500
 *J & J Snack Foods Corp...............................      1,800          26,831
 *J. Alexander's Corp..................................        300           1,163
 *J. Jill Group, Inc...................................      1,000           6,156
 *Jackpot Enterprises, Inc.............................        700           8,094
 *Jaclyn, Inc..........................................        200             400
 *Jaco Electronics, Inc................................        300           4,884
 *Jacobson Stores, Inc.................................        500           2,813

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Jan Bell Marketing, Inc..............................      3,400     $     7,438
 *Jason, Inc...........................................      1,700          17,106
 Jefferson Savings Bancorp, Inc........................      1,000          10,906
 *JLK Direct Distribution, Inc. Class A................      1,000           6,938
 *JLM Industries, Inc..................................      1,000           3,781
 *Johnson Outdoors, Inc................................      1,500          13,266
 *JPM Co...............................................      1,000           5,156
 *JPS Industries, Inc..................................      1,000           3,734
 *Jps Packaging Company................................        500           1,406
 *Jumbosports, Inc.....................................      1,700              14
 Justin Industries, Inc................................      3,300          57,544
 K Swiss, Inc. Class A.................................        600           7,894
 *K2, Inc..............................................      2,700          19,069
 *Kaiser Aluminum Corp.................................      8,000          35,500
 *Kaiser Group International, Inc......................      1,800             253
 *Kaiser Ventures, Inc.................................      1,600          20,700
 Kaman Corp. Class A...................................      1,800          17,944
 *Kasper A.S.L., Ltd...................................      1,000           2,578
 Katy Industries, Inc..................................        800           7,750
 *KCS Energy, Inc......................................      3,100           3,488
 *Kellstrom Industries, Inc............................      1,000           5,031
 Kellwood Co...........................................      2,900          48,938
 *Kendle International, Inc............................        900           5,681
 *Kevco, Inc...........................................      1,000           1,594
 *Key Energy Group, Inc................................      4,800          52,200
 *Key Production Co., Inc..............................        800          12,850
 *Key Technology, Inc..................................        500           4,328
 *Key Tronic Corp......................................      1,000           2,719
 *Keystone Automotive Industries, Inc..................      2,000          14,656
 *Keystone Consolidated Industries, Inc................        598           2,317
 *kforce.com, Inc......................................      1,500          19,266
 Kimball International, Inc. Class B...................        200           3,231
 *Kimmins Corp.........................................        300              94
 *Kinark Corp..........................................        100             131
 *Kinnard Investment, Inc..............................        300           2,381
 *Kitty Hawk, Inc......................................      2,000             935
 Klamath First Bancorp, Inc............................      1,300          14,544
 *KLLM Transport Services, Inc.........................        500           3,984
 Knape & Vogt Manufacturing Co.........................        550           8,336
 *Komag, Inc...........................................      6,700          14,028
 *Koss Corp............................................      1,000          16,719
 *Kushner-Locke Co.....................................        700           1,378
 *KVH Industries, Inc..................................        500           2,609
 LabOne, Inc...........................................        450           2,320
 *Laboratory Corp. of America Holdings, Inc............        150          10,781
 *Laclede Steel Co.....................................        200              81
 *Ladish Co., Inc......................................      1,500          13,078
 *Lakes Gaming, Inc....................................      1,825          14,999
 *Lamson & Sessions Co.................................      1,500          12,000
 *Lancer Corp..........................................      1,300           4,713
 *Landair Corp.........................................        300           1,228
 Landamerica Financial Group, Inc......................        800          14,750
 Landrys Seafood Restaurants, Inc......................      3,300          25,781
 *Layne Christensen Co.................................      1,000           4,438
 *Lazare Kaplan International, Inc.....................      1,000           8,750
 *Leapnet, Inc.........................................      1,302           4,170
 *Lechters, Inc........................................      2,200           3,369
 Lennox International, Inc.............................      1,005          11,809
 Lesco, Inc............................................        500           7,781
 *Liberty Corp.........................................        700          24,588
 Lifetime Hoan Corp....................................      1,100           9,144
                                                            SHARES           VALUE+
                                                            ------           ------
 Lillian Vernon Corp...................................        800     $     7,800
 Lindberg Corp.........................................        400           3,150
 *LMI Aerospace, Inc...................................        300             853
 LNR Property Corp.....................................      2,300          44,563
 *Lodgian, Inc.........................................      1,200           2,700
 *Loehmanns, Inc.......................................        200              15
 *Loews Cineplex Entertainment Corp....................      5,900          15,488
 *Logic Devices, Inc...................................        100             234
 Lone Star Steakhouse Saloon...........................      5,300          56,147
 Longs Drug Stores Corp................................        600          12,113
 Longview Fibre Co.....................................      2,800          33,600
 LTV Corp..............................................     12,800          33,600
 Luby's Cafeterias, Inc................................      2,100          18,506
 Lufkin Industries, Inc................................        600          10,163
 *Lumisy, Inc..........................................      1,100           2,716
 *Lunar Corp...........................................        500           5,531
 *Lydall, Inc..........................................      2,000          20,875
 M.A. Hanna Co.........................................      5,100          59,606
 *M.H. Meyerson & Co., Inc.............................        200             744
 *Mac-Gray Corp........................................      1,200           3,675
 *Magellan Health Services, Inc........................      3,700           7,863
 *Magnetek, Inc........................................      3,500          29,531
 *Magnum Hunter Resources, Inc.........................      1,500           8,063
 *Main Street & Main, Inc..............................      1,000           3,313
 Main Street Bancorp, Inc..............................      1,000           8,422
 *Manchester Equipment Co., Inc........................      1,000           4,375
 Marcus Corp...........................................      1,500          16,406
 *Marine Transport Corp................................      1,360           3,570
 *Mariner Post-Acute Network, Inc......................      2,400             240
 *Marisa Christina, Inc................................        600           1,013
 Maritrans, Inc........................................      1,000           5,938
 *MarkWest Hydrocarbon, Inc............................        300           2,513
 *Marlton Technologies, Inc............................        200             250
 Marsh Supermarkets, Inc. Class A......................        300           4,875
 Marsh Supermarkets, Inc. Class B......................        400           4,125
 *Material Sciences Corp...............................      1,800          19,350
 *Matlack Systems, Inc.................................        200             613
 *Matrix Service Co....................................      1,800           8,775
 *Maxco, Inc...........................................        700           5,469
 *Maxicare Health Plans, Inc...........................      1,500           2,438
 *Maxwell Shoe Company, Inc............................      1,400          10,631
 *Maxwell Technologies, Inc............................      1,000          14,063
 *Maxxam, Inc..........................................      1,000          25,500
 *Mazel Stores, Inc....................................      1,000           8,750
 *MB Financial, Inc....................................        300           3,328
 McGrath Rent Corp.....................................        500           7,844
 *McNaughton Apparel Group, Inc........................        800           7,625
 *McWhorter Technologies, Inc..........................      1,100          21,519
 MDC Holdings, Inc.....................................      2,400          46,350
 Meadowbrook Insurance Group, Inc......................      1,500           8,063
 Medford Bancorp, Inc..................................        600           8,963
 *Medialink Worldwide, Inc.............................        500           3,594
 *Medical Alliance, Inc................................        400           1,550
 *Medical Assurance, Inc...............................        725           8,247
 *Medical Resources, Inc...............................        600              35
 *Medicore, Inc........................................        500           1,016
 *Medstone International, Inc..........................        300           1,603
 *Mercury Air Group, Inc...............................        400           1,900
 Meridian Insurance Group, Inc.........................        726           9,801
 *Merisel, Inc.........................................      2,500           1,992
 *MeriStar Hotels & Resorts, Inc.......................      1,900           5,463
 *Merix Corp...........................................        500          13,766
 *Metal Management, Inc................................      4,300           5,845

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Metals USA, Inc.......................................      3,100     $    16,275
 *Metatec Corp. Class A................................      1,100           3,025
 *Metromedia International Group, Inc..................      6,600          28,463
 MI Schottenstein Homes, Inc...........................        800          13,600
 *Michael Anthony Jewelers, Inc........................        500           1,250
 Michael Foods, Inc....................................      1,700          38,941
 *Micro Linear Corp....................................      1,000           5,281
 *Microage, Inc........................................      2,200           1,045
 *Microcide Pharmaceuticals, Inc.......................        400           2,988
 *Microtouch Systems, Inc..............................      1,000           8,844
 Mid America Banccorp..................................        925          21,622
 Midcoast Energy Resources, Inc........................      1,000          16,000
 *Middleby Corp........................................        500           3,344
 *Midway Airlines Corp.................................        500           2,969
 *Midwest Grain Products, Inc..........................        600           4,219
 Mikasa, Inc...........................................      1,200          11,550
 Milacron, Inc.........................................      1,500          23,719
 *Miller Industries, Inc...............................      7,000          16,188
 *Miltope Group, Inc...................................        500           1,008
 *MIM Corp.............................................        900           1,659
 Mine Safety Appliances Co.............................      1,500          34,875
 Minntech Corp.........................................      1,000           7,375
 *Minolta-QMS, Inc.....................................        264             875
 Mississippi Chemical Corp.............................      3,900          22,669
 *Mitcham Industries, Inc..............................      1,000           5,891
 *Mobile America Corp..................................        100             263
 *Modtech Holdings, Inc................................      1,000          10,781
 *Monarch Casino and Resort, Inc.......................        500           2,375
 *Monarch Dental Corp..................................        500           1,445
 *Monro Muffler Brake, Inc.............................        630           5,257
 *Moog, Inc. Class A...................................        500          10,688
 *Moore Medical Corp...................................        100             875
 *Morrison Knudsen Corp................................      5,500          42,625
 *Mother's Work, Inc...................................        200           2,113
 *Motor Car Parts & Accessories, Inc...................        200             204
 Movado Group, Inc.....................................        937           8,975
 *Movie Gallery, Inc...................................      2,100           7,022
 *MS Carriers, Inc.....................................      2,100          40,491
 MTS Systems Corp......................................      1,600          11,625
 *Multiple Zones International, Inc....................        500           2,102
 *N & F Worldwide Corp.................................      1,500           7,688
 *NABI, Inc............................................        100             580
 Nacco Industries, Inc. Class A........................        800          30,200
 *NAHC, Inc............................................      5,600             756
 *Napco Security Systems, Inc..........................        500           1,906
 Nash Finch Co.........................................        900           7,003
 Nashua Corp...........................................        500           4,125
 *Nastech Pharmaceutical Co., Inc......................      1,000           3,922
 *Nathans Famous, Inc..................................      1,400           4,113
 National City Bancorp.................................        798          11,571
 *National Equipment Services, Inc.....................      2,500          14,219
 *National Home Centers, Inc...........................        500             852
 *National Home Health Care Corp.......................        206             850
 National Presto Industries, Inc.......................        800          24,850
 *National Processing, Inc.............................        600           7,013
 *National Research Corp...............................        300           1,641
 *National RV Holdings, Inc............................        300           3,394
 National Steel Corp. Class B..........................      2,800          14,700
 National Technical Systems, Inc.......................      1,100           3,438
 *National Techteam, Inc...............................      1,200           4,013
 *NationsRent, Inc.....................................      2,500           9,219
 *Natrol, Inc..........................................        500           2,102
 *Natural Alternatives International, Inc..............        200             316
                                                            SHARES           VALUE+
                                                            ------           ------
 *Natural Wonders, Inc.................................        700     $       788
 *Navigators Group, Inc................................      1,100           9,694
 NBT Bancorp...........................................      1,187          11,870
 NCH Corp..............................................        200           8,000
 *NCI Building Systems, Inc............................      1,900          32,419
 *NCS Healthcare, Inc..................................      1,600           1,450
 Nelson (Thomas), Inc..................................      1,300           9,181
 *Network Computing Devices, Inc.......................      1,300           2,072
 *Network Equipment Technologies, Inc..................      3,200          34,200
 *New Brunswick Scientific Co., Inc....................        459           2,410
 *New Century Financial Corp...........................      1,000           9,219
 *New Day Runner, Inc..................................        200             328
 *New Horizons Worldwide, Inc..........................        750          13,078
 *Newmark Homes Corp...................................      1,000           5,938
 Newmil Bancorp, Inc...................................        200           2,025
 *Newpark Resources, Inc...............................        400           3,350
 *Nexell Therapeutics, Inc.............................         38             131
 *Nexthealth, Inc......................................        700           1,969
 *Niagara Corp.........................................      1,200           5,175
 *NMT Medical, Inc.....................................      1,200           4,556
 *Nobel Learning Communities, Inc......................        200           1,444
 *Noodle Kidoodle, Inc.................................      1,700           5,100
 *Nord Resources Corp..................................      1,900             304
 *Norstan, Inc.........................................      1,600           7,900
 *Nortek, Inc..........................................      1,000          21,438
 Northland Cranberries, Inc. Class A...................      3,000          11,906
 Northwest Bancorp, Inc................................      2,400          18,225
 *Northwest Pipe Co....................................        500           6,734
 *Northwestern Steel & Wire Co.........................      3,900           1,280
 *Novametrix Medical Systems, Inc......................      1,000           6,266
 *NS Group, Inc........................................      2,200          40,288
 *Nu Horizons Electronics Corp.........................      1,155          19,996
 *Nuevo Energy Co......................................      1,400          27,038
 *Nutraceutical International Corp.....................      1,000           3,609
 Nymagic, Inc..........................................      1,000          14,063
 *O.I. Corp............................................        400           1,556
 Oakwood Homes Corp....................................      7,500          21,563
 *Oceaneering International, Inc.......................        500           9,750
 OceanFirst Financial Corp.............................      1,600          27,300
 *O'Charleys, Inc......................................        500           7,016
 *Ocwen Financial Corp.................................      5,600          32,200
 *Officemax, Inc.......................................      7,200          39,150
 *Offshore Logistics, Inc..............................      2,800          39,288
 Ogden Corp............................................      7,700          66,413
 Oglebay Norton Co.....................................        400           8,350
 Oil-Dri Corp. of America..............................        100             969
 *Old Dominion Freight Lines, Inc......................      1,000           9,125
 *Olympic Steel, Inc...................................      1,700           7,384
 *Omega Protein Corp...................................      2,500           7,031
 *Omega Worldwide, Inc.................................      1,100           4,538
 *OMNI Energy Services Corp............................        200             144
 *Omtool, Ltd..........................................        500             906
 *One Price Clothing Stores, Inc.......................      1,900           4,513
 *Ontrack Data International, Inc......................      1,000           7,406
 *Onyx Acceptance Corp.................................        700           2,888
 *Opinion Research Corp................................        200           1,250
 *Opta Food Ingredients, Inc...........................      1,300           2,945
 *Opti, Inc............................................      1,200           4,800
 *Orbital Sciences Corp................................        300           3,675
 Oregon Steel Mills, Inc...............................      3,900           8,531
 *Oroamerica, Inc......................................        700           5,097
 *Orthologic Corp......................................      2,000           9,250

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Oshman's Sporting Goods, Inc.........................        500     $     1,563
 *OSI Systems, Inc.....................................      1,100           6,566
 *Osmonics, Inc........................................      1,400          12,600
 *Ostex International, Inc.............................      2,000           3,938
 *Outlook Group Corp...................................        400           2,225
 *Outsource International, Inc.........................        300             356
 *Overland Data........................................      1,000           8,156
 Overseas Shipholding Group, Inc.......................      5,900         136,806
 Owosso Corp...........................................        200             419
 Oxford Industries, Inc................................        700          10,806
 *Pancho's Mexican Buffet, Inc.........................        133             478
 *Panera Bread CO......................................        600           5,100
 *Par Technology Corp..................................      1,000           3,813
 *Paragon Trade Brands, Inc............................          8              73
 *Paragon Trade Brands, Inc............................        500               0
 Park Electrochemical Corp.............................      1,300          32,581
 *Parker Drilling Co...................................      8,700          52,744
 *Park-Ohio Holdings Corp..............................      1,700          14,344
 *Parlux Fragrances, Inc...............................      2,400           7,275
 Patina Oil & Gas Corp.................................      1,000          17,313
 Patrick Industries, Inc...............................      1,000           6,563
 *Paul Harris Stores, Inc..............................      1,500           4,031
 Paula Financial, Inc..................................        300             806
 *Paxar Corp...........................................      4,200          42,263
 *Payless Cashways, Inc................................         34              55
 *PBOC Holdings, Inc...................................      1,800          16,425
 *PC Service Source, Inc...............................      1,000           1,125
 *PCD, Inc.............................................        500           2,188
 *Pediatric Services of America, Inc...................      1,000           2,016
 *Pediatrix Medical Group, Inc.........................      1,500          10,688
 *Peerless Systems Corp................................        700           1,663
 Penford Corp..........................................        400           7,188
 *Penn Traffic Company.................................          2              11
 *Penn Treaty American Corp............................        600          11,813
 Penn Virginia Corp....................................        400           8,925
 Penn-America Group, Inc...............................        500           4,594
 Pennfed Financial Services, Inc.......................      1,000          13,375
 *Pentacon, Inc........................................      1,000           1,844
 Pep Boys - Manny, Moe & Jack..........................      6,600          47,025
 *Perceptron, Inc......................................      1,200           4,763
 *Perini Corp..........................................        400           1,150
 *Perrigo Co...........................................      1,500           9,141
 *Perry Ellis International, Inc.......................      1,000           9,734
 *Personnel Group of America, Inc......................      4,300          17,200
 *Petco Animal Supplies, Inc...........................      1,500          28,453
 *Petrocorp, Inc.......................................      1,700          12,006
 *Petroleum Development Corp...........................      1,900          10,153
 PFF Bancorp, Inc......................................      1,300          18,119
 *Pharmchem Laboratories, Inc..........................        500           1,359
 *Phar-Mor, Inc........................................      2,100           3,544
 *Philadelphia Consolidated Holding Corp...............      1,200          20,288
 *Phillips (R.H.), Inc.................................      1,000           2,781
 Phillips-Van Heusen Corp..............................      4,100          35,619
 *Phoenix International, Ltd...........................        300             577
 Phoenix Investment Partners, Ltd......................      2,800          23,450
 *Phycor, Inc..........................................      7,300           3,536
 Piccadilly Cafeterias, Inc............................        900           2,588
 *Pico Holdings, Inc...................................      1,780          19,191
 *Picturetel Corp......................................      3,800          11,697
 *Piercing Pagoda, Inc.................................      1,400          19,950
 Pilgrim Pride Corp....................................      1,600          12,800
 Pillowtex Corp........................................      1,100           5,225
                                                            SHARES           VALUE+
                                                            ------           ------
 Pinnacle Bancshares, Inc..............................        200     $     1,825
 *Pinnacle Entertainment, Inc..........................      2,000          38,125
 Pioneer Standard Electronics, Inc.....................      2,300          27,528
 Pitt-Des Moines, Inc..................................      1,000          23,250
 Pittston Brink's Group................................      1,551          23,556
 *Planar Systems, Inc..................................      1,800          17,381
 *Play By Play Toys and Novelties, Inc.................      1,000           1,703
 *PLM International, Inc...............................      1,000           7,438
 *Pluma, Inc...........................................        200               3
 PMR Corp..............................................      1,100           3,816
 Pocahontas Bancorp, Inc...............................      1,100           6,531
 *Policy Management Systems Corp.......................      1,900          19,356
 Polymer Group, Inc....................................      2,400          17,550
 *Pomeroy Computer Resource, Inc.......................      1,000          14,656
 Pope & Talbot, Inc....................................      1,100          20,419
 *PPT Vision, Inc......................................        300           1,388
 Presidential Life Corp................................      2,900          42,684
 *Previo, Inc..........................................         25             141
 *Pricesmart, Inc......................................        450          16,144
 *Primark Corp.........................................      3,100          80,600
 *Prime Hospitality Corp...............................      3,900          33,638
 *Prime Medical Services, Inc..........................      1,500          11,766
 Primesource Corp......................................        500           2,633
 *Procyte Corp.........................................      1,100           1,255
 Professional Bancorp, Inc.............................        200             700
 *Professionals Group, Inc.............................        900          14,934
 *Programmers Paradise, Inc............................        400           1,363
 *ProMedCo Management Company..........................      3,400           3,984
 *Protection One, Inc..................................     12,300          23,063
 *Protocol Systems, Inc................................      1,400          21,744
 *Provant, Inc.........................................      1,700           6,428
 *PTEK Holdings, Inc...................................      5,600          19,250
 Pulte Corp............................................      2,200          48,813
 *Pure Resources, Inc..................................      1,462          21,930
 *Pure World, Inc......................................        520           1,609
 PXRE Group, Ltd.......................................      1,511          22,476
 Pyramid Breweries, Inc................................        300             581
 *Quad Systems Corp....................................      1,200           1,856
 Quaker Chemical Corp..................................        500           8,281
 *Quaker City Bancorp, Inc.............................        625           8,984
 *Quaker Fabric Corp...................................      2,350          12,852
 *Quality Dining, Inc..................................      1,400           4,594
 Quality Systems, Inc..................................      1,000           7,219
 Quanex Corp...........................................      1,600          23,400
 *Quest Diagnostics, Inc...............................      1,700         113,688
 *Quigley Corp.........................................      1,000           1,719
 *Quintel Entertainment, Inc...........................      1,000           2,359
 *Quorum Health Group, Inc.............................     11,000         106,391
 *R & B, Inc...........................................      1,100           2,888
 *Racing Champions Corp................................      2,000           3,281
 *Rag Shops, Inc.......................................        210             459
 *Railamerica, Inc.....................................      1,466           7,742
 *RailWorks Corp.......................................      1,000           9,313
 *Rainforest Cafe, Inc.................................      3,800          11,281
 *Ramsay Youth Services, Inc...........................        233             328
 Range Resources Corp..................................      4,000          11,250
 *Rare Hospitality International, Inc..................        800          22,100
 Raven Industries, Inc.................................      1,000          13,625
 *Raytel Med Corp......................................      1,000           2,500
 *RCM Technologies, Inc................................        500           4,016
 *RDO Equipment Co. Class A............................      1,200           6,750
 *Reading Entertainment, Inc...........................        400           2,075
 *Recoton Corp.........................................        800           6,625

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Redhook Ale Brewery, Inc.............................      1,000     $     1,734
 Redwood Empire Bancorp................................        200           3,813
 *Reebok International, Ltd............................      5,700          79,088
 *Refac................................................        300             956
 *Reliability, Inc.....................................        500           2,031
 Reliance Group Holdings, Inc..........................     18,300          42,319
 *Relm Wireless Corp...................................        400             988
 *Remington Oil & Gas Corp.............................      2,700          17,634
 *Renaissance Worldwide, Inc...........................      4,900          10,872
 *Rentrak Corp.........................................        100             356
 *Rent-Way, Inc........................................        600          16,013
 *Reptron Electronics, Inc.............................      1,000          10,188
 *Republic Bankshares, Inc.............................      1,000           9,813
 *Republic First Bancorp, Inc..........................        300           1,322
 Republic Group, Inc...................................      1,000           9,250
 Republic Security Financial Corp......................        500           2,055
 *Research Partners International, Inc.................        300             459
 *ResortQuest International, Inc.......................      2,800          13,300
 Resource America, Inc.................................      3,500          24,172
 Resource Bancshares Mortgage Group, Inc...............      3,030          14,582
 *Response Oncology, Inc...............................        873             846
 *RF Monolithics, Inc..................................      1,000           9,094
 Richardson Electronics, Ltd...........................      1,600          19,650
 *Riddell Sports, Inc..................................      1,700           5,313
 Riggs National Corp...................................      4,200          61,163
 *Right Management Consultants, Inc....................        300           3,075
 *Rightchoice Managed Care, Inc. Class A...............        300           4,200
 Riverview Bancorp, Inc................................        300           2,653
 RLI Corp..............................................      1,750          63,656
 *RMH Teleservices, Inc................................        200           1,250
 *Roadhouse Grill, Inc.................................      1,000           5,625
 Roanoke Electric Steel Corp...........................      1,800          23,794
 Robbins & Myers, Inc..................................      1,000          21,625
 *Roberds, Inc.........................................        500              10
 *Rochester Medical Corp...............................        200           1,750
 *Rock of Ages Co......................................        500           2,500
 *Rockshox, Inc........................................      1,500           1,195
 Rock-Tenn Co. Class A.................................      2,400          22,950
 *Rocky Shoes & Boots, Inc.............................        100             516
 *Rofin-Sinar Technologies, Inc........................      1,000          12,156
 *Rogue Wave Software, Inc.............................        500           2,141
 Rollins Truck Leasing Corp............................      5,850          55,209
 *Rottlund, Inc........................................        500           1,156
 Rouge Industries, Inc. Class A........................      2,200           9,900
 *Royal Appliance Manufacturing Co.....................      1,000           6,125
 RPC, Inc..............................................      2,400          25,500
 *RTI International Metals, Inc........................      1,500          19,500
 *RTW, Inc.............................................      1,000           4,031
 *Rural/Metro Corp.....................................      1,300           1,686
 *Rush Enterprises, Inc................................        500           3,469
 Russ Berrie & Co., Inc................................      1,500          28,406
 *Ryans Family Steak Houses, Inc.......................      4,500          40,781
 Ryerson Tull, Inc.....................................      2,529          24,974
 Ryland Group, Inc.....................................      1,800          39,938
 *S&K Famous Brands, Inc...............................        400           2,750
 *Sames Corp...........................................        300           5,100
 *San Filippo (John B.) & Son, Inc.....................        800           2,800
 Sanderson Farms, Inc..................................      1,300           8,734
 *Sands Regent Casino Hotel............................        400             644
 *Saucony, Inc. Class B................................        300           3,000
 *Savoir Technology Group, Inc.........................      1,500          11,906
                                                            SHARES           VALUE+
                                                            ------           ------
 *Scan-Optics, Inc.....................................      1,000     $       984
 *ScanSoft, Inc........................................        336             814
 *Schein (Henry), Inc..................................        300           5,297
 Schnitzer Steel Industries, Inc. Class A..............      1,000          14,906
 *Schuff Steel Company.................................      1,200           3,900
 *Schuler Homes, Inc...................................      1,800          11,138
 Schulman (A.), Inc....................................      2,100          25,003
 Schweitzer-Maudoit International, Inc.................      2,700          37,125
 SCPIE Holdings, Inc...................................      1,100          26,744
 Seaboard Corp.........................................        200          36,800
 *Seacor Smit, Inc.....................................      1,000          64,125
 *Secom General Corp...................................         80             643
 *SED International Holdings, Inc......................      1,000           3,219
 *Seibels Bruce Group, Inc.............................      1,000           1,563
 *Seitel, Inc..........................................      3,000          25,500
 Selas Corp. of America................................        500           2,750
 Selective Insurance Group, Inc........................      3,100          57,447
 *Semitool, Inc........................................        600           8,494
 *SEMX Corp............................................      1,000           7,906
 *Sensormatic Electronics Corp.........................      1,800          28,238
 *Sequa Corp. Class A..................................        200           9,538
 *SeraCare, Inc........................................        700           1,706
 *Service Merchandise Co., Inc.........................      8,800             583
 *Sheldahl, Inc........................................      1,000           4,703
 *Shells Seafood Restaurants, Inc......................        300             638
 *Shiloh Industries, Inc...............................      1,100          11,275
 *Shoe Carnival, Inc...................................      1,800          13,106
 *Sholodge, Inc........................................        600           2,438
 *Shoney's, Inc........................................      2,258           1,411
 *Shopko Stores, Inc...................................      2,100          38,588
 *Sierra Health Services, Inc..........................      3,600          15,075
 Sifco Industries, Inc.................................        400           2,450
 *Sight Resource Corp..................................      1,700           1,514
 *Signature Eyewear, Inc...............................        200             325
 *Silverleaf Resorts, Inc..............................      1,500           5,344
 *Simione Central Holdings, Inc........................         80             218
 Simmons First National Corp. Class A..................        200           3,819
 *Simon Transportation Services, Inc...................      1,000           5,719
 Simpson Industries, Inc...............................      1,900          16,744
 *Simula, Inc..........................................        500             969
 *Sitel Corp...........................................      1,000           5,813
 *Sizzler International, Inc...........................      2,400           7,050
 Skyline Corp..........................................        900          18,563
 *Smart & Final Food, Inc..............................      2,000          16,375
 *SMC Corp.............................................        200             794
 Smith (A.O.) Corp.....................................      2,200          46,200
 Smith (A.O.) Corp. Convertible Class A................        300           6,338
 *Smithway Motor Express Corp. Class A.................        600           1,538
 *Softech, Inc.........................................        300             328
 *Software Spectrum, Inc...............................      1,000          14,469
 *Sola International, Inc..............................      3,200          16,000
 *Sonic Automotive, Inc................................        500           4,875
 *SOS Staffing Services, Inc...........................      1,000           3,031
 South Financial Group, Inc............................      2,759          34,660
 South Jersey Industries, Inc..........................      1,000          26,063
 *Southern Energy Homes, Inc...........................      1,200           1,350
 *Southern Pacific Funding Corp........................      1,200              30
 *Southwall Technologies, Inc..........................        500           4,172
 Southwestern Energy Co................................      3,700          34,225
 *Spacehab, Inc........................................        900           3,994

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Spacelabs Medical, Inc...............................      1,000     $    11,344
 Spartan Motors, Inc...................................      1,000           4,438
 *Sparton Corp.........................................        500           2,063
 *Special Metals Corp..................................      2,000           4,688
 *Speizman Industries, Inc.............................        300           1,088
 *Splash Technology Holdings, Inc......................      1,300          10,278
 *Sport Chalet, Inc....................................        600           2,925
 *Sport Supply Group, Inc..............................        300           1,425
 *Sports Authority, Inc................................      2,800           5,950
 *Sports Club Co., Inc.................................      1,900           6,413
 *Sportsman's Guide, Inc...............................      1,000           2,938
 Springs Industries, Inc. Class A......................      1,000          47,500
 St. Francis Capital Corp..............................      1,000          13,781
 St. Mary Land & Exploration Co........................        100           3,603
 *Staffmark, Inc.......................................      2,500          12,344
 *Stage Stores, Inc....................................      2,400             375
 Standard Commercial Corp..............................      1,956           6,113
 *Standard Management Corp.............................        700           2,384
 *Standard Microsystems Corp...........................      1,600          20,850
 Standard Motor Products, Inc. Class A.................      1,100          10,656
 Standard Pacific Corp. DE.............................      4,600          52,325
 Standard Register Co..................................      1,400          18,988
 *Stanley Furniture, Inc...............................        400           9,038
 *STAR Telecommunications, Inc.........................      1,400           2,931
 *Starcraft Corp.......................................        200           1,538
 Starrett (L.S.) Co. Class A...........................        200           4,063
 *Starter Corp.........................................      2,300              13
 State Auto Financial Corp.............................      7,200          80,550
 State Financial Services Corp. Class A................        500           5,078
 Staten Island Bancorp, Inc............................      4,200          71,138
 Steel Technologies, Inc...............................      1,500          11,203
 Stepan Co.............................................        500          10,938
 Stephan Co............................................        200             725
 Sterling Bancorp......................................        525           8,334
 *Sterling Financial Corp. WA..........................      1,600          16,550
 Stewart & Stevenson Services, Inc.....................      4,200          58,538
 Stewart Enterprises, Inc..............................     20,000          80,625
 Stewart Information Services Corp.....................      1,000          12,625
 Stifel Financial Corp.................................        551           5,235
 Stone & Webster, Inc..................................      2,000           1,938
 *Stoneridge, Inc......................................      1,800          20,250
 *Strategic Distribution, Inc..........................      2,000           4,250
 *Stratus Properties, Inc..............................      1,300           6,013
 *Strawbridge and Clothier Liquidating Trust...........        900             135
 Stride Rite Corp......................................      4,800          31,500
 *Strouds, Inc.........................................      1,100           2,286
 *Stuart Entertainment, Inc............................        600               0
 *Suburban Lodges of America, Inc......................      2,200          12,375
 *Successories, Inc....................................        200             381
 *Sun Healthcare Group, Inc............................      4,800             312
 *Sun Television and Appliances, Inc...................      2,400              19
 *Sunbeam Corp.........................................      3,700          11,563
 *Sunburst Hospitality Corp............................      1,300           5,769
 *Sunrise Assisted Living, Inc.........................      2,300          41,903
 *Sunrise Medical, Inc.................................      2,000           8,875
 *Sunrise Resources, Inc...............................      1,400           6,891
 *Sunterra Corp........................................      2,000             688
 *Superior National Insurance Group, Inc...............      2,100             189
                                                            SHARES           VALUE+
                                                            ------           ------
 Superior Surgical Manufacturing Co., Inc..............        800     $     6,900
 *Suprema Specialties, Inc.............................      1,200          10,650
 Susquehanna Bancshares, Inc...........................        100           1,366
 *Swiss Army Brands, Inc...............................      1,700           8,978
 *Sylvan Learning Systems, Inc.........................      3,100          35,069
 *Sylvan, Inc..........................................        400           3,925
 *Symmetricom, Inc.....................................      1,100          16,500
 *Symons International Group, Inc......................      1,000             703
 *Syms Corp............................................      1,500           5,156
 Synalloy Corp. DE.....................................      1,000           7,500
 *Synaptic Pharmaceutical Corp.........................      1,000           4,750
 *Synbiotics Corp......................................        600           1,350
 *Sync Research, Inc...................................        220             729
 *Systemax, Inc........................................      2,000          13,625
 *T&W Financial Corp...................................      1,000               0
 Tab Products Co.......................................        400           1,925
 *Taco Cabana, Inc.....................................      2,500          16,016
 *Tandy Brand Accessories, Inc.........................        500           3,297
 *Tandy Crafts, Inc....................................      1,000           3,000
 Tasty Baking Co.......................................        100           1,194
 *TBA Entertainment Corp...............................        500           1,953
 *TBC Corp.............................................      2,600          12,553
 TCBY Enterprises, Inc.................................      2,200          11,000
 *TCSI Corp............................................      3,800           6,888
 *Team, Inc............................................      1,100           2,681
 Technology Research Corp..............................        300             591
 *Tech-Sym Corp........................................        300           6,563
 *Tegal Corp...........................................      1,200           5,156
 Tenneco Automotive, Inc...............................        600           4,388
 Terra Industries, Inc.................................     11,300          24,013
 *Tesoro Petroleum Corp................................      4,900          50,225
 *Tesseract Group, Inc.................................      1,000             313
 *Tetra Technologies, Inc..............................      1,800          23,288
 Texas Industries, Inc.................................      1,800          51,638
 *TFC Enterprises, Inc.................................      1,200           2,513
 *Thermedics, Inc......................................      3,200          27,000
 *Thermo Ecotek Corp...................................        500           3,906
 *Thermo Terratech, Inc................................        500           3,750
 Thermoretec Corp......................................        900           6,300
 Thomas Industries, Inc................................        450           9,000
 *Thomaston Mills, Inc.................................        400             388
 *Thorn Apple Valley, Inc..............................      1,500             139
 *Three Rivers Bancorp, Inc............................        750           6,023
 *Tier Technologies, Inc. Class B......................        600           3,019
 *TII Industries, Inc..................................      1,200           2,381
 Timberland Bancorp, Inc...............................        200           1,856
 *Tipperary Corp.......................................      1,000           2,875
 Titan International, Inc..............................      1,200           7,125
 Titanium Metals Corp..................................      4,700          20,563
 *Todd Shipyards Corp..................................        800           5,700
 *Toll Brothers, Inc...................................        200           3,875
 Toro Co...............................................      1,000          31,500
 *Total Renal Care Holdings, Inc.......................     10,600          41,738
 *Tower Air, Inc.......................................      1,100             160
 *Tower Automotive, Inc................................      4,900          67,988
 *Tractor Supply Co....................................        500           7,594
 *Trans World Airlines, Inc............................      3,000           7,313
 *Transcoastal Marine Services, Inc....................      1,400             678
 *Transfinancial Holdings, Inc.........................        300             525
 *Transmedia Network, Inc..............................        300             919
 *Transportation Components, Inc.......................      3,000           5,813
 Transpro, Inc.........................................      1,000           4,500

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Transtechnology Corp..................................        500     $     4,313
 *Transworld Healthcare, Inc...........................      3,000           4,594
 *TRC Companies, Inc...................................        300           3,150
 Tremont Corp. DE......................................        600           9,975
 *Trend-Lines, Inc. Class A............................        200             253
 Trenwick Group, Inc...................................      1,325          19,875
 *Trex Medical Corp....................................      2,400           4,500
 *Trico Marine Services, Inc...........................      3,500          34,016
 *Trident Microsystems, Inc............................        900           7,566
 *Tridex Corp..........................................        300             230
 *Tripos, Inc..........................................        100           1,600
 *Trism, Inc...........................................          8              22
 *Triumph Group........................................        500          14,000
 *TRM Copy Centers Corp................................      1,000           5,063
 *Trump Hotels & Casino Resorts, Inc...................      3,300           9,075
 Tucker Anthony Sutro Corp.............................      2,700          46,238
 *Tultex Corp..........................................      2,500              31
 Tuscarora, Inc........................................        200           2,538
 Twin Disc, Inc........................................        200           3,100
 *Twinlab Corp.........................................      3,300          23,616
 U.S. Bancorp, Inc.....................................      1,500           6,891
 *U.S. Diagnostic, Inc.................................      2,500           1,953
 *U.S. Office Products, Co.............................      3,800           3,859
 *U.S. Vision, Inc.....................................        100             172
 *Ubics, Inc...........................................        200             506
 *Ugly Duckling Corp...................................      2,000          14,438
 *UICI.................................................      4,400          21,450
 *Ultrafem, Inc........................................      1,000              40
 *Ultrak, Inc..........................................      1,400           9,363
 *Ultralife Batteries, Inc.............................      1,300           9,791
 *Ultratech Stepper, Inc...............................      1,700          23,906
 *Unapix Entertainment, Inc............................      1,000           1,125
 *Unicapital Corp......................................      4,500           3,094
 Unico American Corp...................................        500           3,070
 *UniComp, Inc.........................................      1,000           2,688
 *Unifab International, Inc............................      1,000           7,313
 *Unifi, Inc...........................................      3,900          49,725
 Unifirst Corp.........................................      1,100           9,006
 *Unimark Group, Inc...................................      1,000             750
 *Uni-Marts, Inc.......................................        500           1,000
 *Union Acceptance Corp. Class A.......................        500           2,484
 *Unit Corp............................................      2,600          34,288
 *United American Healthcare Corp.,....................        700             438
 *United Auto Group, Inc...............................      5,000          44,688
 United Community Financial Corp.......................      3,700          21,853
 United Industrial Corp................................      1,400          12,338
 *United Natural Foods, Inc............................        600           9,094
 *United Retail Group, Inc.............................      1,100           8,766
 United Wisconsin Services, Inc........................      1,800          10,350
 *Universal American Financial Corp....................        700           2,625
 Universal Corporation.................................      1,500          34,781
 Universal Forest Products, Inc........................      1,200          15,788
 *Universal Stainless & Alloy Products, Inc............        800           5,500
 *Universal Standard Medical Labs, Inc.................        500              28
 *Uno Restaurant Corp..................................        660           8,003
 *Unova, Inc...........................................      5,000          69,063
 *Urocor, Inc..........................................      1,100           4,125
 *Urologix, Inc........................................      1,000           4,219
 *URS Corp.............................................        800          10,500
 *US Liquids, Inc......................................      1,500           7,313
 *US Oncology, Inc.....................................     10,648          50,911
 *US Xpress Enterprises, Inc. Class A..................      1,000           7,031
                                                            SHARES           VALUE+
                                                            ------           ------
 *USA Floral Products, Inc.............................      1,000     $       828
 *USA Truck, Inc.......................................      1,400           9,188
 *Usec, Inc............................................      2,300          10,638
 *Utilx Corp...........................................        800           3,000
 *Vail Resorts, Inc....................................        400           6,400
 *Value City Department Stores, Inc....................      2,600          25,838
 *Vans, Inc............................................      1,500          23,438
 *Variflex, Inc........................................      1,200           6,938
 *Vectra Technologies, Inc.............................        500             283
 *Vencor, Inc..........................................      5,500             509
 *Venture Stores, Inc..................................      1,500              38
 Vesta Insurance Group, Inc............................      2,000          11,875
 *Vestcom International, Inc...........................      1,300           5,119
 *Veterinary Centers of America, Inc...................      3,200          43,500
 *Viasoft, Inc.........................................      1,500          12,445
 *Vicon Industries, Inc................................        200             638
 *Vicorp Restaurants, Inc..............................        800          15,075
 *Video Display Corp...................................        300           2,128
 *Video Services Corp..................................        500           1,563
 *Video Update, Inc....................................      2,175             740
 *Videonics, Inc.......................................        200             178
 Virco Manufacturing Corp..............................      1,089          11,435
 *Vision Twenty-One, Inc...............................      1,000             484
 *Vista Medical Technologies, Inc......................        500             359
 Vital Signs, Inc......................................        700          14,569
 *Volt Information Sciences, Inc.......................      2,000          57,750
 *VTEL Corp............................................      2,600           9,344
 Wabash National Corp..................................      3,400          43,563
 *Wackenhut Corp. Class A..............................        300           3,994
 *Wackenhut Corp. Class B Non-Voting...................      1,000           8,250
 Wallace Computer Services, Inc........................      6,500          65,000
 Warnaco Group, Inc....................................      5,900          39,825
 *Warrantech Corp......................................      1,000             875
 Warren Bancorp, Inc...................................        600           4,519
 *Washington Homes, Inc................................        700           3,763
 Washington Savings Bank FSB...........................        400           1,275
 *Waste Connections, Inc...............................      1,000          19,375
 *Waterlink, Inc.......................................      1,500           4,125
 Watsco, Inc. Class A..................................      2,500          37,031
 Watts Industries, Inc. Class A........................      1,600          18,200
 *Webb (Del) Corp......................................      2,700          41,175
 *Webco Industries, Inc................................      1,000           3,938
 Weider Nutrition International, Inc...................      1,000           3,250
 *Weirton Steel Corp...................................      4,600          20,988
 Wellman, Inc..........................................      3,500          68,906
 *Wells-Gardner Electronics Corp.......................        220             756
 Werner Enterprises, Inc...............................      5,500          68,922
 *West Coast Entertainment Corp........................        200              21
 *West Marine, Inc.....................................      2,100          16,997
 Westbank Corp.........................................      1,000           8,625
 *Westcoast Hospitality Corp...........................      1,000           7,750
 Westcorp, Inc.........................................      2,800          30,450
 Westerfed Financial Corp..............................        500           7,156
 *Western Water Co.....................................        500             117
 *Weston (Roy F.), Inc. Class A........................        600           1,894
 *Wet Seal, Inc. Class A...............................      1,000          11,500
 *WHX Corp.............................................      2,200          12,925
 *Wickes Lumber Co.....................................      1,200           6,450
 *Williams Clayton Energy, Inc.........................        700          18,156
 *Willis Lease Finance Corp............................        500           3,781
 *Wilshire Financial Sevices Group, Inc................          8              13
 *Wilshire Oil Co. of Texas............................        515           1,770

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Wisconsin Central Transportation Corp................      3,700     $    48,331
 *Wiser Oil Co.........................................        800           2,400
 *WLR Foods, Inc.......................................      1,314           6,077
 Wolohan Lumber Co.....................................        600           6,713
 *Wolverine Tube, Inc..................................      1,400          23,100
 Woodhead Industries, Inc..............................        500           8,078
 Woodward Governor Co..................................      1,000          24,406
 *Workgroup Technology Corp............................        900             619
 World Fuel Services Corp..............................      1,000           6,813
 *Worldpages.com, Inc..................................        500           3,500
 *Worldtex, Inc........................................      1,200             488
 *WPI Group, Inc.......................................      1,000           1,422
 *Xetel Corp...........................................      1,300           2,275
 *Xtra Corp............................................      1,800          81,113
 Yardville National Bancorp............................      1,000          10,531
 *Yellow Corp..........................................      3,400          55,781
 York Financial Corp...................................        832          10,452
 York Group, Inc.......................................        500           1,813
 *Zap.com Corp.........................................         46             144
 *Zapata Corp..........................................      2,300           8,625
 *Zaring National Corp.................................        100             334
 Zenith National Insurance Corp........................      1,500          35,625
 *Zoltek Companies, Inc................................      1,000           6,864
 *Zymetx, Inc..........................................        200             419
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $23,021,653)...................................                 18,551,746
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------


RIGHTS/WARRANTS -- (0.0%)
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      3,900     $       177

                                                            ------           ------
 *Coho Energy, Inc. Rights 05/31/00....................        575               0
 *Golden Books Family Entertainment Warrants
   01/01/02............................................          6               6
 *Paragon Trade Brands, Inc. Warrants 01/28/10.........         26              58
 *Westcorp, Inc. Rights 06/15/00.......................      2,800             613
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $14,347).......................................                        854
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (1.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
  06/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 10/31/01, valued at $266,646) to be
  repurchased at $262,043.
  (Cost $262,000)                                          $   262         262,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $23,298,000)++.....                $18,814,600
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $23,298,000.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (100.0%)
 Advanta Corp. Class A.................................        166     $     2,796
 Advanta Corp. Class B Non-Voting......................        272           3,289
 Aetna, Inc............................................      9,100         607,425
 Airborne Freight Corp.................................      3,000          60,562
 AK Steel Holding Corp.................................     11,700         113,344
 *Alaska Air Group, Inc................................      1,900          59,137
 Albemarle Corp........................................      1,000          22,000
 Alcoa, Inc............................................          1              58
 Alexander & Baldwin, Inc..............................      3,100          71,687
 *Allegheny Corp.......................................        104          17,290
 Alliant Energy Corp...................................      5,000         138,437
 Allmerica Financial Corp..............................      2,500         144,219
 Allstate Corp.........................................     27,700         734,050
 Ambac, Inc............................................      2,200         110,825
 *America West Holdings Corp. Class B..................      2,000          35,625
 American Annuity Group, Inc...........................      2,700          46,069
 American Financial Group, Inc.........................      3,500          97,781
 American Greetings Corp. Class A......................      4,100          76,362
 American National Insurance Co........................      1,610          86,990
 Amerus Life Holdings, Inc. Class A....................      1,500          29,906
 *AMR Corp.............................................      9,900         282,150
 Arch Coal, Inc........................................      1,082           8,115
 Archer-Daniels Midland Co.............................     40,393         482,191
 Argonaut Group, Inc...................................        300           5,419
 Ashland, Inc..........................................      4,400         153,725
 *AutoNation, Inc......................................     36,000         283,500
 Bancwest Corp.........................................      4,400          82,225
 Bear Stearns Companies, Inc...........................      7,910         311,456
 Belo (A.H.) Corp. Class A.............................      6,500         104,406
 *Bethlehem Steel Corp.................................      7,200          27,900
 Block Drug Co., Inc. Class A..........................          9             249
 Boise Cascade Corp....................................      3,800         110,675
 *Borders Group, Inc...................................        400           5,625
 Borg Warner Automotive, Inc...........................      1,400          55,650
 Bowater, Inc..........................................      2,700         139,556
 Brunswick Corp........................................      5,000          96,250
 Burlington Northern Santa Fe Corp.....................     34,600         817,425
 C.I.T. Group, Inc. Class A............................     11,400         208,762
 CBRL Group, Inc.......................................      4,700          68,003
 Centex Corp...........................................      3,500          72,625
 Champion International Corp...........................      6,200         452,600
 Chesapeake Corp.......................................        700          22,881
 *Chris-Craft Industries, Inc..........................      1,638          99,713
 Cincinnati Financial Corp.............................     10,690         429,938
 *CNA Financial Corp...................................     12,000         428,250
 Coca-Cola Enterprises, Inc............................     18,100         309,962
 Commerce Group, Inc...................................      1,400          37,975
 Commercial Federal Corp...............................      1,600          25,500
 Conseco, Inc..........................................     21,100         131,875
 Consolidated Papers, Inc..............................      3,900         145,762
 *Consolidated Stores Corp.............................      6,400          83,200
 Cooper Tire & Rubber Co...............................      3,800          45,837
 Corn Products International, Inc......................      2,700          66,319
 Countrywide Credit Industries, Inc....................      7,300         224,475
 Crompton Corp.........................................      3,400          41,225
                                                            SHARES           VALUE+
                                                            ------           ------
 Crown Cork & Seal Co., Inc............................      8,000     $   137,000
 CSX Corp..............................................     14,100         306,675
 Cummins Engine Co., Inc...............................      2,100          68,381
 Dana Corp.............................................      8,700         224,569
 Delphi Automotive Systems Corp........................         96           1,734
 Delta Air Lines, Inc..................................      5,900         303,481
 Dillards, Inc. Class A................................      6,900         103,069
 Dime Bancorp, Inc.....................................        900          16,425
 Eastman Chemical Co...................................      3,000         136,687
 Enhance Financial Services Group, Inc.................      1,000          13,750
 *Extended Stay America, Inc...........................      5,800          52,200
 Federal-Mogul Corp....................................      6,100          60,619
 *Federated Department Stores, Inc.....................     12,300         473,550
 Finova Group, Inc.....................................      2,500          29,844
 First American Financial Corp.........................      2,800          46,550
 Florida East Coast Industries, Inc....................      1,200          57,600
 Fluor Corp............................................      2,300          74,750
 *FMC Corp.............................................      1,000          60,750
 Ford Motor Co.........................................     32,900       1,597,706
 Fortune Brands, Inc...................................     12,800         340,800
 GATX Corp.............................................      2,200          74,112
 General Motors Corp...................................     30,900       2,182,312
 *General Motors Corp. Class H.........................      7,200         708,750
 *Gentiva Health Services..............................        750           6,539
 Georgia-Pacific Corp..................................      5,600         183,400
 *Golden State Bancorp, Inc............................      2,100          36,881
 Golden West Financial Corp............................      3,800         158,650
 Goodyear Tire & Rubber Co.............................      6,900         171,637
 Great Atlantic & Pacific Tea Co., Inc.................      2,200          40,425
 Greenpoint Financial Corp.............................      4,800         100,200
 *Harnischfeger Industries, Inc........................      2,000             880
 Harris Corp...........................................      3,200          97,800
 Hartford Life, Inc. Class A...........................      1,000          50,187
 *Healthsouth Corp.....................................     26,200         168,662
 *Hearst-Argyle Television, Inc........................      2,200          41,662
 Heller Financial, Inc.................................      2,200          41,525
 Helmerich & Payne, Inc................................      2,800         104,300
 Hibernia Corp.........................................      3,200          41,200
 Hollinger International, Inc. Class A.................      5,400          65,812
 Horton (D.R.), Inc....................................      6,000          78,375
 *Humana, Inc..........................................     11,200          63,000
 IBP, Inc..............................................      5,200          85,800
 Ikon Office Solutions, Inc............................      9,600          48,000
 *Imation Corp.........................................        100           2,831
 IMC Global, Inc.......................................      7,800         119,925
 *Ingram Micro, Inc....................................      5,000          84,375
 *Interim Services, Inc................................      3,200          64,400
 International Paper Co................................     13,478         469,203
 *K Mart Corp..........................................     32,000         272,000
 Kennametal, Inc.......................................      1,200          31,650
 Keycorp...............................................     22,400         470,400
 Lafarge Corp..........................................      5,900         150,450
 *Lanier Worldwide, Inc................................      2,200           3,987
 *Liberty Corp.........................................      1,000          35,125
 Liberty Financial Companies, Inc......................      2,700          63,619
 Lincoln National Corp.................................      9,000         348,750

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 LNR Property Corp.....................................        500     $     9,688
 Lockheed Martin Corp..................................      8,000         196,000
 Loews Corp............................................      6,900         454,538
 Louisiana-Pacific Corp................................      6,900          77,625
 Lubrizol Corp.........................................      1,000          23,125
 Lyondell Chemical Co..................................      5,700          95,119
 *Mandalay Resort Group................................      6,000         127,125
 *Manor Care, Inc......................................      1,000           7,063
 MBIA, Inc.............................................      4,600         265,938
 Mead Corp.............................................      6,200         191,038
 Millennium Chemicals, Inc.............................      4,950          95,288
 *Mirage Resorts, Inc..................................     11,000         230,313
 *Modis Professional Services, Inc.....................      5,900          60,475
 *Mony Group, Inc......................................      1,100          40,769
 Nabisco Group Holdings Corp...........................     19,940         434,941
 Norfolk Southern Corp.................................     24,300         432,844
 Northrop Grumman Corp.................................      5,600         429,100
 *Officemax, Inc.......................................      7,100          38,606
 Ohio Casualty Corp....................................      3,000          35,906
 Old Republic International Corp.......................      7,850         137,866
 Omnicare, Inc.........................................      6,100         100,650
 *Owens-Illinois, Inc..................................      8,300          93,375
 Pacific Century Financial Corp........................      5,200         117,000
 *Pacificare Health Systems, Inc.......................      1,268          82,182
 *Pactiv Corporation...................................     11,000          98,313
 *Park Place Entertainment Corp........................      6,600          83,325
 Penney (J.C.) Co., Inc................................     16,600         300,875
 Penzoil Quaker State Co...............................      3,000          33,000
 Phelps Dodge Corp.....................................      4,624         207,502
 *Pioneer Natural Resources Co.........................      7,600         113,525
 PMI Group, Inc........................................      1,050          53,288
 Potlatch Corp.........................................      1,500          56,813
 *Premier Parks, Inc...................................      3,600          85,725
 Pulte Corp............................................      2,400          53,250
 Questar Corp..........................................      5,300         107,656
 Radian Group, Inc.....................................      2,000         110,000
 Rayonier, Inc.........................................        700          28,175
 Raytheon Co. Class A..................................      5,600         131,950
 Raytheon Co. Class B..................................     10,800         253,125
 *Rite Aid Corp........................................      7,500          52,031
 RJ Reynolds Tobacco Holdings, Inc.....................      7,046         195,527
 Russell Corp..........................................      1,100          24,475
 Ryder System, Inc.....................................      4,500          86,344
 *Sabre Holdings Corp..................................      7,154         205,678
 Safeco Corp...........................................     11,800         289,469
 *Safety-Kleen Corp....................................      4,700           2,938
 Saint Paul Companies, Inc.............................     14,712         551,700
 *Saks, Inc............................................      7,000          80,938
 Sears, Roebuck & Co...................................     15,800         583,613
 Service Corp. International...........................     17,500          54,688
 *Silicon Graphics, Inc................................      7,200          47,700
 *Smurfit-Stone Container Corp.........................      8,063         114,646
                                                            SHARES           VALUE+
                                                            ------           ------
 Sovereign Bancorp, Inc................................      7,200     $    49,388
 Springs Industries, Inc. Class A......................      1,000          47,500
 Starwood Hotels and Resorts Worldwide, Inc............     11,500         339,969
 *Steelcase, Inc. Class A..............................      1,000          12,250
 Sunoco, Inc...........................................      5,100         164,794
 Supervalu, Inc........................................      5,000         104,063
 *Tech Data Corp.......................................      1,400          52,631
 Tecumseh Products Co. Class A.........................        700          31,609
 Tecumseh Products Co. Class B.........................        300          12,956
 Temple-Inland, Inc....................................      2,900         144,094
 Tenet Healthcare Corp.................................      8,900         228,063
 Tenneco Automotive, Inc...............................      2,200          16,088
 Terra Industries, Inc.................................      3,000           6,375
 *Thermo-Electron Corp.................................     13,700         254,306
 Tidewater, Inc........................................      3,200         124,400
 Timken Co.............................................      5,100          96,263
 *Toys R Us, Inc.......................................     16,100         253,575
 Trinity Industries, Inc...............................      1,100          24,269
 Tyson Foods, Inc. Class A.............................      3,800          37,525
 U.S. Industries, Inc..................................      3,900          52,650
 *UAL Corp.............................................      3,600         185,400
 Ultramar Diamond Shamrock Corp........................      5,800         150,438
 UMB Financial Corp....................................        363          13,408
 *Unifi, Inc...........................................      2,000          25,500
 Union Pacific Corp....................................     16,400         693,925
 *United Rentals, Inc..................................        700          11,375
 Unitrin, Inc..........................................      4,700         151,281
 *Unova, Inc...........................................      5,000          69,063
 UnumProvident Corp....................................     10,782         244,617
 USX-Marathon Group, Inc...............................     14,000         380,625
 USX-US Steel Group....................................      5,700         128,606
 Valero Energy Corp....................................      4,200         122,850
 Valhi, Inc............................................      6,500          69,469
 *Venator Group, Inc...................................      9,300         100,556
 *Vishay Intertechnology, Inc..........................         30           2,123
 Weis Markets, Inc.....................................      1,700          55,675
 Wesco Financial Corp..................................        400          97,200
 Westvaco Corp.........................................      6,950         209,369
 Worthington Industries, Inc...........................      2,700          32,738
 *Ziff-Davis, Inc......................................      6,300          53,156
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $33,351,279)...................................                 31,725,220
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $33,351,279)++.....                $31,725,220
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $33,351,790.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)


                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (25.7%)
COMMON STOCKS -- (25.7%)
 Aichi Steel Works, Ltd................................      4,000     $    12,148
 Aisin Seiki Co., Ltd..................................      2,000          24,518
 Amada Co., Ltd........................................      3,000          25,911
 *Aoki Corp............................................      6,000           2,452
 Aoyama Trading Co., Ltd...............................      1,100          13,127
 *Ashikaga Bank, Ltd...................................      9,000          18,389
 *Atsugi Nylon Industrial Co., Ltd.....................      5,000           4,829
 Bank of Yokohama, Ltd.................................     15,000          64,082
 Calpis Co., Ltd.......................................      2,000           9,696
 Canon Sales Co., Inc..................................      2,000          28,697
 Casio Computer Co., Ltd...............................      3,000          28,697
 Chiba Bank, Ltd.......................................     10,000          43,464
 Chiyoda Fire and Marine Insurance Co., Ltd............      5,000          16,020
 Chudenko Corp.........................................      1,030          14,913
 Chugoku Bank, Ltd.....................................      2,000          17,627
 Chuo Mitsui Trust and Banking Co., Ltd................      6,800          27,345
 Citizen Watch Co., Ltd................................      3,000          25,772
 Cosmo Oil Co., Ltd....................................     10,000          13,931
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      4,000          13,002
 Daicel Chemical Industries, Ltd.......................      4,000          11,813
 Daido Steel Co., Ltd..................................      5,000          10,541
 Dai-Ichi Kangyo Bank, Ltd.............................     12,000          90,272
 *Daikyo, Inc..........................................      3,000           6,408
 Daishi Bank, Ltd......................................      5,000          18,342
 Daito Trust Construction Co., Ltd.....................      2,916          55,517
 Daiwa Bank, Ltd.......................................     26,000          65,921
 Daiwa House Industry Co., Ltd.........................      7,000          51,943
 Dowa Fire & Marine Insurance Co., Ltd.................      5,000          12,259
 Ezaki Glico Co., Ltd..................................      2,200          10,196
 *Fujita Corp..........................................      9,000           3,928
 Fukuoka City Bank, Ltd................................      4,712          21,443
 Fukuyama Transporting Co., Ltd........................      4,000          24,221
 Gunze, Ltd............................................      4,000          11,962
 *Hanwa Co., Ltd.......................................      2,000           1,839
 *Haseko Corp..........................................      8,000           3,046
 Higo Bank, Ltd........................................      3,000          11,089
 *Hino Motors, Ltd.....................................      5,000          13,327
 Hiroshima Bank, Ltd...................................      2,000           7,504
 Hitachi Cable, Ltd....................................      5,000          45,043
 Hitachi Koki Co., Ltd.................................      2,000           6,873
 Hitachi Maxell, Ltd...................................      1,000          24,425
 Hitachi Metals, Ltd...................................      5,000          41,328
 Hitachi Transport System, Ltd.........................      2,000           9,473
 Hitachi, Ltd..........................................     61,000         755,737
 *Hokkaido Bank, Ltd...................................      7,000           9,427
 Hokkoku Bank, Ltd.....................................      5,000          19,689
 *Hokuriku Bank, Ltd...................................      7,000          16,188
 House Foods Corp......................................      2,000          29,700
 Hyakugo Bank, Ltd. (105th Bank).......................      4,000          17,534
 Hyakujishi Bank, Ltd..................................      3,000          18,110
 Inax Corp.............................................      2,000          11,423

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ishikawajima-Harima Heavy Industries Co., Ltd........     18,000     $    27,750
 *Japan Energy Corp....................................     15,000          13,931
 Joyo Bank, Ltd........................................     10,000          38,913
 Juroku Bank, Ltd......................................      5,000          22,243
 Kajima Corp...........................................     13,000          32,357
 *Kamagai Gumi Co., Ltd................................      6,000           2,786
 Kamigumi Co., Ltd.....................................      4,000          19,132
 Kandenko Co., Ltd.....................................      3,000          11,145
 *Kawasaki Heavy Industries, Ltd.......................     16,000          20,952
 Kinden Corp...........................................      2,000          10,866
 Kiyo Bank, Ltd........................................      5,000          12,213
 *Kobe Steel, Ltd......................................     45,000          31,762
 Komatsu, Ltd..........................................     14,000          86,204
 Komori Corp...........................................      1,000          15,760
 Konica Corp...........................................      5,000          30,648
 Kureha Chemical Industry Co., Ltd.....................      4,000          10,402
 Kyudenko Corp.........................................      2,000           5,609
 Kyushu Matsushita Electric Co., Ltd...................      2,000          22,661
 Maeda Corp............................................      2,000           4,848
 Makita Corp...........................................      2,000          19,002
 *Marubeni Corp........................................     22,000          58,435
 Maruetsu, Inc.........................................      3,000           9,194
 Matsushita Electric Industrial Co., Ltd...............     38,000         898,165
 Mitsubishi Gas Chemical Co., Inc......................      5,000          12,956
 Mitsubishi Heavy Industries, Ltd......................     46,000         159,777
 *Mitsubishi Materials Corp............................     10,000          33,248
 *Mitsubishi Motors Corp...............................     14,000          45,507
 Mizuno Corp...........................................      2,000           6,037
 Mycal Corp............................................      3,000           9,083
 *NKK Corp.............................................     64,000          41,012
 NTN Corp..............................................      4,000          13,076
 Nagase & Co., Ltd.....................................      2,000           8,303
 Nanto Bank, Ltd.......................................      3,000          15,630
 Nichimen Corp.........................................      5,000           4,458
 *Nippon Credit Bank, Ltd..............................     20,000               0
 Nippon Light Metal Co., Ltd...........................      8,000           5,572
 Nippon Mitsubishi Oil Company.........................     19,100          78,227
 Nippon Shinpan Co., Ltd...............................      6,000          12,315
 Nishimatsu Construction Co., Ltd......................      4,000          14,339
 Nishi-Nippon Bank, Ltd................................      6,000          23,627
 Nisshin Steel Co., Ltd................................     12,000          12,593
 Nisshinbo Industries, Inc.............................      3,000          13,652
 Nittetsu Mining Co., Ltd..............................      2,000           4,179
 Nitto Boseki Co., Ltd.................................      7,000           7,931
 Noritz Corp...........................................      1,000          12,426
 Obayashi Corp.........................................      9,000          34,270
 Okumura Corp..........................................      4,000          12,073
 Pioneer Electronic Corp...............................      2,000          61,110
 Sakura Bank, Ltd......................................     43,000         318,282
 San In Godo Bank, Ltd.................................      3,000          15,714
 *Sankyo Aluminum Industry Co., Ltd....................      3,000           2,508
 Sanwa Shutter Corp....................................      3,000           9,473
 Sanyo Electric Co., Ltd...............................     35,000         258,741
 Seino Transportation Co., Ltd.........................      2,000           9,139
 Sekisui Chemical Co., Ltd.............................      8,000          27,490
 Sekisui House, Ltd....................................     10,000          97,330

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Shiga Bank, Ltd.......................................      4,000     $    18,017
 Shimizu Corp..........................................     12,000          28,419
 *Shinmaywa Industries, Ltd............................      2,000           3,046
 Showa Shell Sekiyu KK.................................      3,000          12,315
 Snow Brand Milk Products Co., Ltd.....................      4,000          20,060
 *Sumitomo Metal Industries, Ltd. Osaka................     50,000          34,363
 *Sumitomo Metal Mining Co., Ltd.......................     10,000          42,257
 Sumitomo Realty & Development Co., Ltd................      7,000          26,004
 Taiheiyo Cement Corp..................................     11,600          17,345
 Taisei Corp...........................................     14,000          19,243
 Takashimaya Co., Ltd..................................      3,000          27,026
 Tanabe Seiyaku Co., Ltd...............................      4,000          27,007
 Teijin, Ltd...........................................     15,000          62,549
 *Toda Corp............................................      4,000          15,603
 Tokyo Steel Manufacturing Co., Ltd....................      1,500           4,792
 Tokyo Style Co., Ltd..................................      1,000           9,009
 Tokyo Tatemono Co., Ltd...............................      4,000           7,430
 Tostem Corp...........................................      4,000          65,939
 Toto, Ltd.............................................      3,000          20,172
 *Toyo Engineering Corp................................      3,000           2,758
 Toyo Seikan Kaisha, Ltd...............................      3,100          54,788
 Toyo Trust & Banking Co., Ltd.........................     11,000          37,186
 Toyota Tsusho Corp....................................      4,000          13,411
 UNY Co., Ltd..........................................      2,000          24,667
 *Victor Co. of Japan, Ltd.............................      2,000          11,758
 Wacoal Corp...........................................      2,000          16,773
 Yamaguchi Bank........................................      2,000          13,206
 Yamaha Corp...........................................      2,000          18,203
 Yamato Kogyo Co., Ltd.................................      2,000           8,916
 Yamazaki Baking Co., Ltd..............................      2,000          18,482
 *Yasuda Trust & Banking Co., Ltd......................     40,000          49,408
 Yodogawa Steel Works, Ltd.............................      4,000          10,030
 Yokogawa Electric Corp................................      3,000          25,075
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,294,490)....................................                  5,391,454
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $721).........................................                        716
                                                                       -----------
TOTAL -- JAPAN
  (Cost $6,295,211)....................................                  5,392,170
                                                                       -----------
UNITED KINGDOM -- (17.9%)
COMMON STOCKS -- (17.9%)
 Aggregate Industries P.L.C............................     16,202          16,649
 *Allied Domecq P.L.C..................................      8,399          41,805
 Allied Zurich P.L.C...................................      5,000          56,051
 Anglian Water P.L.C...................................      2,025          16,829
 Arcadia Group P.L.C...................................      2,337           1,781
 Arjo Wiggins Appleton P.L.C...........................     10,500          39,589
 Associated British Foods P.L.C........................      8,800          58,072
 Associated British Ports Holdings P.L.C...............      4,600          19,974
 BAA P.L.C.............................................     13,920         101,534
 *BG Group P.L.C.......................................     30,588         183,337
 BOC Group P.L.C.......................................      6,696          94,080
 BPB P.L.C.............................................      6,900          38,160
 Barclays P.L.C........................................         63           1,637
 *Bass P.L.C...........................................     10,027         109,558

                                                               SHARES        VALUE+
                                                               ------        ------
 Berkeley Group P.L.C..................................      1,590     $    13,285
 *Blue Circle Industries P.L.C.........................     10,390          66,080
 Britannic P.L.C.......................................      2,600          35,539
 British Airways P.L.C.................................     14,189          76,774
 British Land Co. P.L.C................................      5,766          34,474
 *British-Borneo Petroleum Syndicate P.L.C.............      5,480           5,693
 CGU P.L.C.............................................     32,371         491,591
 Capital Shopping Centres P.L.C........................      4,000          21,374
 Chelsfield P.L.C......................................      3,027          14,523
 Cookson Group P.L.C...................................      9,152          28,214
 *Corus Group P.L.C....................................     49,343          72,278
 DeVere Group P.L.C....................................      1,125           5,280
 *Debenhams P.L.C......................................      4,675          15,792
 Fairview Holdings P.L.C...............................      2,450           5,639
 Great Universal Stores P.L.C..........................     10,100          62,726
 Halifax P.L.C.........................................      7,000          68,794
 Hammerson P.L.C.......................................      3,800          23,401
 Hanson P.L.C..........................................      8,200          58,157
 Hilton Group P.L.C....................................     22,165          81,831
 Hyder P.L.C...........................................      1,875           8,520
 Inchcape P.L.C........................................        833           3,331
 Invensys P.L.C........................................      6,370          21,899
 Johnson Matthey P.L.C.................................      3,000          34,303
 Kelda Group P.L.C.....................................      3,261          15,841
 *LaPorte P.L.C........................................      2,000          15,993
 *Laporte P.L.C. Series B..............................     32,000             478
 Lasmo P.L.C...........................................      8,700          15,475
 Lonmin P.L.C..........................................      1,675          15,522
 *Lonrho Africa P.L.C..................................      1,587             362
 Marks & Spencer P.L.C.................................     42,367         157,682
 Millennium and Copthorne Hotels P.L.C.................      3,529          20,809
 *National Power P.L.C.................................      6,226          34,200
 Peninsular & Oriental Steam Navigation Co.............      8,107          84,944
 Pilkington P.L.C......................................      8,561          10,557
 Powergen P.L.C........................................      6,228          40,960
 RMC Group P.L.C.......................................      2,000          25,141
 *Railtrack Group P.L.C................................      7,079          88,880
 Rank Group P.L.C......................................      9,535          20,095
 Rolls-Royce P.L.C.....................................     19,605          72,087
 Royal & Sun Alliance Insurance Group P.L.C............     20,794         123,702
 *Royal Bank of Scotland Group P.L.C...................     14,625         240,460
 Safeway P.L.C.........................................     15,651          57,256
 Sainsbury (J.) P.L.C..................................     26,593         121,233
 Scottish & Newcastle P.L.C............................      8,300          71,707
 Selfridges P.L.C......................................      1,210           5,390
 Severn Trent P.L.C....................................      2,995          27,173
 Signet Group P.L.C....................................     24,000          17,936
 Slough Estates P.L.C..................................      4,000          21,464
 Somerfield P.L.C......................................      6,000           4,529
 Standard Chartered P.L.C..............................      6,220          81,070
 Storehouse P.L.C......................................      5,502           3,577
 Tate & Lyle P.L.C.....................................      4,000          14,977
 Tesco P.L.C...........................................     45,268         136,677
 Thames Water P.L.C....................................      2,724          32,654
 Thistle Hotels P.L.C..................................      5,457          10,440
 Trinity P.L.C.........................................      1,950          15,564
 Unigate P.L.C.........................................      2,600          11,892

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 United Utilities P.L.C................................      4,670     $    44,045
 Whitbread P.L.C.......................................      6,417          53,784
 *Wolseley P.L.C.......................................      4,143          21,024
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,230,599)....................................                  3,764,134
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,297).......................................                      1,310
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $4,231,896)....................................                  3,765,444
                                                                       -----------
GERMANY -- (10.7%)
COMMON STOCKS -- (10.7%)
 BASF AG...............................................     10,650         433,593
 BHW Holding AG, Berlin................................      3,000          52,027
 *Bankgesellschaft Berlin AG...........................      2,700          41,942
 Bayer AG..............................................      3,500         135,030
 Bayerische Vereinsbank AG.............................      1,900         120,878
 Berliner Kraft & Licht Bewag AG.......................      2,000          22,258
 Bilfinger & Berger Bau AG, Mannheim...................        600           8,931
 Commerzbank AG........................................      7,850         287,928
 DaimlerChrysler AG, Stuttgart.........................        900          49,579
 *Deutsche Bank AG.....................................      7,222         545,193
 Deutsche Lufthansa AG.................................      4,100          98,101
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......        500          51,981
 Dresdner Bank AG......................................      2,500         100,855
 *FPB Holding AG.......................................        200          30,048
 Hochtief AG...........................................      1,200          38,005
 Linde AG..............................................      1,333          54,270
 MAN AG................................................      1,000          34,128
 Merck KGAA............................................        700          22,332
 Thyssen Krupp AG......................................      5,500          96,914
 Vereins & Westbank AG.................................      1,206          30,422
                                                                       -----------
TOTAL -- GERMANY
  (Cost $2,050,181)....................................                  2,254,415
                                                                       -----------
FRANCE -- (8.5%)
COMMON STOCKS -- (8.5%)
 AGF (Assurances Generales de France SA)...............      2,435         123,073
 *AGF (Assurances Generales de France SA) Em 00........        137               1
 Banque Nationale de Paris.............................      5,875         527,142
 Christian Dior SA.....................................        300          68,164
 Eridania Beghin-Say SA................................        300          27,363
 *Euro Disney SCA......................................     15,675          11,339
 Generale des Establissements Michelin SA Series B.....      1,500          49,384
 Groupe Danone.........................................        500         116,435
 Hachette Filipacchi Medias............................        500          34,337
 Imerys................................................        200          24,669
 LaFarge SA............................................      1,291          99,374
 Pechiney SA Series A..................................        600          24,539
 Pernod-Ricard SA......................................        400          20,959
 Peugeot SA............................................        600         122,417
 Saint-Gobain..........................................      1,013         140,449
 *Societe des Ciments de Francais......................        500          25,272
 Societe Generale, Paris...............................      5,312         304,696

                                                               SHARES        VALUE+
                                                               ------        ------
 Thomson-CSF...........................................        900     $    34,722
 Usinor................................................      2,700          32,302
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,334,234)....................................                  1,786,637
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $4,836).......................................      1,196           5,546
                                                                       -----------
TOTAL -- FRANCE
  (Cost $1,339,070)....................................                  1,792,183
                                                                       -----------
SWITZERLAND -- (8.4%)
COMMON STOCKS -- (8.4%)
 Ascom Holding AG, Bern................................         20          60,177
 Baloise-Holding, Basel................................        360         336,002
 Banque Cantonale Vaudois..............................        110          34,201
 Bobst SA, Prilly......................................         20          28,437
 Ciba Spezialitaetenchemie Holding AG..................        700          43,053
 Financiere Richemont AG...............................        160         396,462
 Forbo Holding AG, Eglisau.............................         40          15,528
 Helvetia Patria Holding, St. Gallen...................         70          54,514
 Interallianz Bank AG, Zuerich.........................        160          43,611
 Intershop Holding AG, Zuerich.........................         40          22,301
 Pargesa Holding SA, Geneve............................         50         103,835
 Roche Holding AG, Basel...............................         12         139,470
 Sairgroup, Zuerich....................................        540          99,240
 Schindler Holding AG, Hergiswil Partizipsch...........         25          38,496
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        120          68,673
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................         80          44,838
 *Sulzer AG, Winterthur................................        170         114,036
 *Unaxis Holding AG....................................        500         116,520
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,327,861)....................................                  1,759,394
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $5,878).......................................                      6,019
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Baloise-Holding, Basel Warrants 06/16/00
   (Cost $0)...........................................        360           1,187
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $1,333,739)....................................                  1,766,600
                                                                       -----------
NETHERLANDS -- (7.6%)
COMMON STOCKS -- (7.6%)
 ABN-AMRO Holding NV...................................      8,839         200,834
 Asr Verzekeringsgroep NV..............................        837          43,081
 Buhrmann NV...........................................      2,112          63,951
 DSM NV................................................      1,739          56,446
 Fortis (NL)...........................................      6,762         176,845
 Heineken Holding NV Series A..........................      3,125         102,014
 Ing Groep NV..........................................      5,539         329,326
 KLM (Koninklijke Luchtvaart Mij) NV...................      1,475          32,762

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Koninklijke KPN NV....................................      1,523     $   136,724
 Royal Philips Electronics NV, Eindhoven...............     10,304         457,348
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $853,789)......................................                  1,599,331
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Fortis (NL) Rights 06/19/00
   (Cost $0)...........................................      6,762               0
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $853,789)......................................                  1,599,331
                                                                       -----------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
 Banca Commerciale Italiana SpA........................      5,411          25,693
 Banca di Roma.........................................     80,000          85,989
 Banca Intesa SpA, Milano..............................      1,213           4,759
 Banca Toscana.........................................      7,500          24,483
 CIR SpA (Cie Industriale Riunite), Torino.............     15,000          47,854
 Cartiere Burgo SpA....................................      3,000          28,323
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................     20,000          25,411
 Fiat SpA..............................................      7,260         183,338
 IFIL Finanziaria Partecipazioni SpA...................      4,500          34,013
 *Immsi SpA............................................      3,500           4,901
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      5,200          46,875
 Parmalat Finanziaria SpA..............................     20,000          24,743
 RAS SpA (Riunione Adriatica di Sicurta)...............     13,800         129,005
 *SNIA SpA.............................................     15,000          14,259
 Sirti SpA.............................................      3,500           6,394
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................      2,800          41,132
                                                                       -----------
TOTAL -- ITALY
  (Cost $674,146)......................................                    727,172
                                                                       -----------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Aceralia Corporacion Siderurgica SA...................      1,600          16,738
 Acerinox SA...........................................      2,500          84,394
 Aguas de Barcelona SA.................................      1,700          22,939
 Aumar (Autopistas del Mare Nostrum SA)................      4,200          63,334
 Autopistas Concesionaria Espanola SA..................      7,607          71,958
 Banco Pastor SA, La Coruna............................        400          16,204
 Cia Espanola de Petroleous SA.........................     17,100         152,242
 Cristaleria Espanola SA, Madrid.......................        350          10,923
 Grupo Dragados SA, Madrid.............................      7,500          55,088
 Hidroelectrica del Cantabrico SA......................      7,200         146,500
                                                                       -----------
TOTAL -- SPAIN
  (Cost $692,118)......................................                    640,320
                                                                       -----------
SWEDEN -- (2.5%)
COMMON STOCKS -- (2.5%)
 Assidomaen AB.........................................      4,810          82,986
 *Avesta Sheffield AB..................................      2,000           7,300
 *Diligentia AB........................................        560           5,592
 Gambro AB Series A....................................      2,500          18,584
 Holmen AB Series B....................................      2,300          58,693
 SSAB Swedish Steel Series A...........................      1,200          12,715

                                                               SHARES        VALUE+
                                                               ------        ------
 Skandinaviska Enskilda Banken Series A................      4,700     $    51,104
 Svenska Cellulosa AB Series B.........................      2,900          58,077
 Svenska Kullagerfabriken AB Series B..................      1,900          34,677
 Trelleborg AB Series B................................      1,400           9,320
 Volvo AB Series A.....................................      2,400          55,386
 Volvo AB Series B.....................................      5,100         120,817
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $605,392)......................................                    515,251
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Volvo AB Series A Redemption Rights 06/30/00.........      2,400           1,491
 *Volvo AB Series B Redemption Rights 06/30/00.........      5,100           3,254
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      4,745
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $605,392)......................................                    519,996
                                                                       -----------
AUSTRALIA -- (2.3%)
COMMON STOCKS -- (2.2%)
 Amcor, Ltd............................................      4,441          12,769
 Boral, Ltd............................................      4,645           5,008
 CSR, Ltd..............................................     16,261          37,478
 Colonial, Ltd.........................................     10,557          56,668
 Goodman Fielder, Ltd..................................     19,455          13,763
 *Hanson P.L.C.........................................        804           5,422
 MIM Holdings..........................................     12,476           5,836
 Mayne Nickless, Ltd...................................      5,774           9,948
 Normandy Mining, Ltd..................................     27,638          13,087
 Orica, Ltd............................................      3,119          12,634
 *Origin Energy, Ltd...................................      4,645           3,657
 Pacific Dunlop, Ltd...................................     15,286          14,563
 *Paperlinx, Ltd.......................................      1,480           2,567
 *Pasminco, Ltd........................................     16,755           8,698
 Rio Tinto, Ltd........................................      9,167         130,921
 Santos, Ltd...........................................      8,775          22,527
 St. George Bank, Ltd..................................      6,881          45,851
 WMC, Ltd..............................................     16,569          67,936
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $547,171)......................................                    469,333
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $16,591)......................................                     16,410
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $563,762)......................................                    485,743
                                                                       -----------
BELGIUM -- (2.1%)
COMMON STOCKS -- (2.1%)
 Bekaert SA............................................      1,000          51,471
 CMB (Cie Martime Belge)...............................        300          16,262
 Cofinimmo SA..........................................        220          19,179
 Electrafina SA........................................        200          26,728
 Glaverbel SA..........................................        200          14,440
 Groupe Bruxelles Lambert SA, Bruxelles................        200          47,854
 Solvay SA.............................................      2,300         153,578
 Suez Lyonnaise des Eaux SA............................        500          82,863
 *Suez Lyonnaise des Eaux SA CVG.......................        500           2,838

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Suez Lyonnaise des Eaux SA VVPR......................        500     $         4
 Union Miniere SA......................................        600          21,211
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $437,936)......................................                    436,428
                                                                       -----------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
 Amoy Properties, Ltd..................................     68,000          40,362
 *Chinese Estates Holdings, Ltd........................     27,834           2,536
 *Evergo China Holdings, Ltd...........................      5,757              70
 Great Eagle Holdings, Ltd.............................      7,482           9,842
 Hang Lung Development Co., Ltd........................     25,000          15,721
 Hong Kong and Shanghai Hotels, Ltd....................     18,416           8,509
 Hopewell Holdings, Ltd................................     14,000           5,660
 Hysan Development Co., Ltd............................     17,390          18,859
 Kerry Properties, Ltd.................................     14,000          13,655
 New World Development Co., Ltd........................      9,000           9,009
 *Paliburg Holdings, Ltd...............................     45,000           1,531
 Shangri-La Asia, Ltd..................................     30,000          30,608
 Sino Land Co., Ltd....................................     46,570          15,689
 Swire Pacific, Ltd. Series A..........................     22,000         127,053
 Tan Chong International Limited.......................     30,000           3,696
 Tsim Sha Tsui Properties, Ltd.........................     12,000           7,546
 Wharf Holdings, Ltd...................................     52,457          94,250
 Wheelock and Co., Ltd.................................     34,000          21,163
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $828,021)......................................                    425,759
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $3,172).......................................                      3,169
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Chinese Estates Holdings, Ltd. Warrants 11/24/00
   (Cost $0)...........................................      2,530              34
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $831,193)......................................                    428,962
                                                                       -----------
FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Fortum Oyj............................................     23,229          86,171
 Huhtamaki Van Leer Oyj................................      1,300          40,750
 Kemira Oyj............................................      3,800          20,087
 Kesko Oyj.............................................      4,800          47,676
 Metra Oyj Series B....................................      1,400          25,318
 Metsa-Serla Oyj Series B..............................      6,800          52,658
 Outokumpu Oyj Series A................................      5,000          53,326
 Sanitec Oyj...........................................        413           4,022
 Stockmann Oy AB.......................................      1,000          16,693
                                                                       -----------
TOTAL -- FINLAND
  (Cost $416,683)......................................                    346,701
                                                                       -----------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 Jyske Bank A.S........................................      1,500          27,948
 *Nordic Baltic Holding AB.............................     14,330          91,677
 Realdanmark A.S.......................................      2,003          65,187
                                                                       -----------
TOTAL -- DENMARK
  (Cost $188,530)......................................                    184,812
                                                                       -----------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Fraser & Neave, Ltd...................................     10,000          29,715

                                                               SHARES        VALUE+
                                                               ------        ------
 Keppel Corp., Ltd.....................................     24,000     $    45,698
 Keppel Land, Ltd......................................     29,000          26,773
 *Neptune Orient Lines, Ltd............................     23,000          17,385
 Singapore Land, Ltd...................................      9,000          14,384
 United Industrial Corp., Ltd..........................     43,000          17,616
 United Overseas Land, Ltd.............................     12,000           7,963
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $330,769)......................................                    159,534
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $928).........................................                        919
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $331,697)......................................                    160,453
                                                                       -----------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Independent News & Media P.L.C........................      5,095          39,691
 Jefferson Smurfit Group P.L.C.........................     33,549          65,338
                                                                       -----------
TOTAL -- IRELAND
  (Cost $124,710)......................................                    105,029
                                                                       -----------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Carter Holt Harvey, Ltd...............................     24,100          19,371
 Lion Nathan, Ltd......................................      7,600          15,133
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $48,110).......................................                     34,504
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $607).........................................                        553
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $48,717).......................................                     35,057
                                                                       -----------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $32,923)......................................                     33,302
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (1.6%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $350,804) to be
   repurchased at $344,057.............................    $   344         344,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $21,395,193)++.....                $21,018,118
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $21,396,148

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (23.8%)
COMMON STOCKS -- (23.8%)
 Achilles Corp.........................................       6,000    $     9,083
 Aica Kogyo Co., Ltd...................................       3,000         21,286
 Aichi Tokei Denki Co., Ltd............................       3,000          8,442
 Aida Engineering, Ltd.................................       3,000         11,340
 Air Water, Inc........................................       4,000         13,931
 *Akai Electric Co., Ltd...............................       9,000          2,257
 Amada Co., Ltd........................................       2,619         22,621
 Amada Sonoike Co., Ltd................................       7,000         14,497
 Arai-Gumi, Ltd........................................       1,200          1,594
 Asahi Denka Kogyo KK..................................       3,000         20,868
 Asahi Diamond Industrial Co., Ltd.....................       5,000         27,304
 Asahi Kogyosha Co., Ltd...............................       3,000          6,269
 Asahi Optical Co., Ltd................................       5,000         11,841
 Asahi Organic Chemicals Industry Co., Ltd.............       3,000          8,024
 Ashimori Industry Co., Ltd............................       3,000          5,823
 *Asics Corp...........................................       7,000          7,411
 *Atsugi Nylon Industrial Co., Ltd.....................      19,000         18,352
 Azel Corp., Tokyo.....................................       2,000          5,665
 Bando Chemical Industries, Ltd........................       5,000          9,798
 *Bank of Osaka, Ltd...................................       9,000         18,222
 CKD Corp..............................................       2,000         13,206
 Central Finance Co., Ltd..............................       4,000         11,776
 Central Glass Co., Ltd................................       7,000         18,463
 *Chiba Kogyo Bank, Ltd................................         800          8,381
 *Chiyoda Corp.........................................      12,000         12,148
 *Chori Co., Ltd.......................................       5,000          5,015
 Chukyo Coca-Cola Bottling Co., Ltd....................       3,000         30,954
 Chukyo Sogo Bank, Ltd.................................       5,000         19,921
 Dai-Dan Co., Ltd......................................       3,000         11,590
 Daihen Corp...........................................      11,000         20,023
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................       4,000         13,559
 Daisan Bank, Ltd......................................       4,000         17,088
 *Daiwa Danchi Co., Ltd................................       5,000         10,402
 Daiwabo Co., Ltd......................................       8,000          7,430
 Denki Kogyo Co., Ltd..................................       3,000         26,719
 France Bed Co., Ltd...................................       4,000         16,197
 *Fuji Kosan Co., Ltd..................................       6,000          3,845
 Fuji Kyuko Co., Ltd...................................       5,000         15,788
 *Fuji Spinning Co., Ltd., Tokyo.......................       4,000          2,340
 *Fujiko Co., Ltd......................................       4,000          2,786
 *Fujiya Co., Ltd......................................      10,000         24,054
 *Furukawa Battery Co., Ltd............................       3,000          7,746
 *Furukawa Co., Ltd....................................      18,000         32,431
 Fuso Pharmaceutical Industries, Ltd...................       5,000         26,051
 *Gakken Co., Ltd......................................       3,000          5,238
 *Godo Steel, Ltd......................................       6,000          5,015
 *Hazama Corp..........................................      17,000          7,263
 Hitachi Electronics, Ltd..............................       3,000         15,157
 Hitachi Medical Corp..................................       2,000         22,011
 Hitachi Plant Engineering & Construction Co., Ltd.....       6,000         13,429
 *Hitachi Seiki Co., Ltd...............................       4,000          6,650
                                                            SHARES           VALUE+
                                                            ------           ------

 Hokkaido Gas Co., Ltd.................................       4,000    $     7,244
 *Hokuriku Electric Industry Co., Ltd..................       4,000          8,359
 Horiba, Ltd...........................................       2,000         21,323
 *Howa Machinery, Ltd..................................       5,000          6,315
 Ichikoh Industries, Ltd...............................       4,000          7,727
 Iino Kaiun Kaisha, Ltd................................       9,000         12,705
 Inageya Co., Ltd......................................       2,000         13,931
 *Iseki & Co., Ltd.....................................      14,000         11,442
 Itochu Fuel Corp......................................       4,000         12,593
 *Iwasaki Electric Co., Ltd............................       4,000          8,173
 *Iwatsu Electric Co., Ltd.............................       3,000          7,216
 *JGC Corp.............................................      10,000         28,790
 *Japan Aviation Electronics Industry, Ltd.............       3,000         16,717
 *Japan Coated Paper Manufacturing Co., Ltd............       3,000          2,006
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       3,000          7,467
 Japan Pulp and Paper Co., Ltd.........................       5,000         15,742
 *Japan Steel Works, Ltd...............................      21,000         19,893
 Japan Transcity Corp..................................       3,000          5,349
 Japan Vilene Co., Ltd.................................       3,000          6,074
 Japan Wool Textile Co., Ltd...........................       6,000         20,283
 Jeol, Ltd.............................................       5,000         22,754
 Joshin Denki Co., Ltd.................................       2,000          4,997
 Kagawa Bank, Ltd......................................       3,000         15,296
 Kaken Pharmaceutical Co., Ltd.........................       7,000         42,582
 *Kanematsu Corp.......................................      10,500          7,801
 Kanematsu-NNK Corp....................................       3,000          4,792
 *Kansai Kisen Kaisha..................................       9,000          4,681
 Kanto Auto Works, Ltd., Yokosuka......................       3,000         19,587
 Kanto Denka Kogyo Co., Ltd............................       4,000         19,317
 Kawada Industries, Inc................................       2,000          3,696
 Kawai Musical Instruments Manufacturing Co., Ltd......       5,000          6,873
 Keiyo Co., Ltd........................................       2,000          7,913
 Kita-Nippon Bank, Ltd.................................         400         20,246
 Kokusai Kogyo Co., Ltd................................       2,000         10,792
 *Komatsu Forklift Co., Ltd............................       3,000          4,764
 *Kosei Securities Co., Ltd............................       4,000         11,628
 Kurabo Industries, Ltd................................      13,000         17,265
 *Kuraya Sanseido Shares...............................       8,500         65,521
 Kyodo Shiryo Co., Ltd.................................       5,000          5,665
 Kyushu Bank, Ltd......................................       4,000         12,073
 Life Corp.............................................       2,000         11,516
 *Marudai Food Co., Ltd................................       5,000          8,266
 Maruha Corp...........................................      18,000         24,574
 Maruyama Manufacturing Co., Inc.......................       3,000          4,291
 Maruzen Co., Ltd......................................       4,000          5,572
 Matsuo Bridge Co., Ltd................................       3,000          5,405
 Misawa Homes Co., Ltd.................................       9,000         28,502
 Mitsubishi Cable Industries, Ltd......................      14,000         28,995
 *Mitsubishi Plastics, Inc.............................      16,000         24,072
 *Mitsubishi Shindoh Co., Ltd..........................       3,000          8,191
 *Mitsubishi Steel Manufacturing Co., Ltd..............       5,000          3,111

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Mitsuboshi Belting, Ltd...............................       8,000    $    20,283
 *Mitsui Construction Co., Ltd.........................       6,000          4,179
 Mitsui Home Co., Ltd..................................       4,000         14,079
 *Mitsui Mining Co., Ltd...............................       5,000          3,994
 Mitsuuroko Co., Ltd...................................       3,000         15,324
 Miura Co., Ltd........................................       2,000         23,961
 *Morinaga & Co., Ltd..................................      16,000         33,731
 Nachi-Fujikoshi Corp..................................      13,000         22,336
 Nakamuraya Co., Ltd...................................       3,000          7,216
 Nakayama Steel Works, Ltd.............................       5,000          6,687
 Nichias Corp..........................................       4,000          8,396
 Nichiha Corp..........................................       4,000         28,605
 Nichimo Co., Ltd......................................       5,000          6,130
 Nichireki Co., Ltd....................................       2,000          8,098
 Nichiro Corp..........................................       5,000          7,755
 Nifco, Inc............................................       2,000         22,252
 *Niigata Engineering Co., Ltd.........................      14,000         10,142
 Nikkiso Co., Ltd......................................       4,000         21,249
 Nippon Beet Sugar Manufacturing Co., Ltd..............       5,000          6,315
 *Nippon Carbon Co., Ltd...............................       5,000          4,736
 Nippon Chemical Industrial Co., Ltd...................       2,000          6,148
 Nippon Chemi-Con Corp.................................       5,000         22,614
 *Nippon Columbia Co., Ltd.............................       3,000          5,099
 *Nippon Concrete Industries Co., Ltd..................       3,000          2,870
 Nippon Densetsu Kogyo Co., Ltd........................       2,000          5,684
 *Nippon Kasei Chemical Co., Ltd.......................       5,000          7,105
 Nippon Shinyaku Co., Ltd..............................       3,000         23,097
 Nippon Signal Co., Ltd................................       3,000         12,872
 *Nippon Steel Chemical Co., Ltd.......................       6,000         10,420
 Nippon Suisan Kaisha, Ltd.............................      18,000         29,088
 Nippon Synthetic Chemical Industry Co., Ltd...........       3,000          3,929
 Nissan Shatai Co., Ltd................................      11,000         17,367
 Nissha Printing Co., Ltd..............................       3,000         17,692
 Nisshin Oil Mills, Ltd................................      10,000         32,134
 Nitsuko Corp..........................................       3,000         14,070
 Nittetsu Mining Co., Ltd..............................       3,000          6,269
 *Odakyu Real Estate Co., Ltd..........................       4,000          7,430
 Okamoto Industries, Inc...............................       9,000         19,392
 *Okura and Co., Ltd...................................       6,000              0
 *Pacific Metals Co., Ltd..............................       7,000         17,878
 Parco Co., Ltd........................................       2,000          5,888
 *Pasco Corp...........................................       1,000          5,712
 *Prima Meat Packers, Ltd..............................       5,000          6,594
 Raito Kogyo Co., Ltd..................................       2,400          9,540
 Rasa Industries, Ltd..................................       3,000          7,829
 Rheon Automatic Machinery Co., Ltd....................       2,000          7,300
 Rohto Pharmaceutical Co., Ltd.........................       2,000         17,367
 *Ryobi, Ltd...........................................       5,000          5,479
 Ryoyo Electro Corp....................................       2,000         34,456
 SXL Corp..............................................       3,000          7,160
 Sagami Co., Ltd.......................................       3,000          7,272
 Sakata Inx Corp.......................................       3,000          8,442
 *Sankyo Aluminum Industry Co., Ltd....................      16,000         13,374
 Sankyu, Inc., Tokyo...................................      20,000         16,903
 Sanyo Shokai, Ltd.....................................       5,000         14,720
 Sanyo Special Steel Co., Ltd..........................       7,000          8,971
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............       7,000          4,876
 Seiko Corp............................................       3,150         14,423
 Seiyo Food Systems, Inc...............................       3,000         10,169
                                                            SHARES           VALUE+
                                                            ------           ------

 Shikoku Chemicals Corp................................       3,000    $     8,971
 Shimizu Bank, Ltd.....................................         400         15,788
 Shinagawa Fuel Co., Ltd...............................       3,000         10,309
 Shindengen Electric Manufacturing Co., Ltd............       3,000         15,407
 Shin-Etsu Polymer Co., Ltd............................       5,000         32,737
 *Shinko Electric Co., Ltd.............................       6,000          9,083
 *Shinmaywa Industries, Ltd............................       5,000          7,616
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......      12,000         16,048
 Showa Sangyo Co., Ltd.................................      10,000         15,788
 *Sumitomo Construction Co., Ltd.......................       6,000          4,792
 *Sumitomo Light Metal Industries, Ltd.................      11,000          7,968
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       2,000          6,724
 Sun Wave Corp.........................................       2,000          3,529
 Taisei Rotec Corp.....................................       3,000          4,291
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......       4,000          6,501
 Takasago International Corp...........................       3,000         11,590
 *Takashima & Co., Ltd.................................       4,000          4,384
 Takiron Co., Ltd......................................       3,000         11,395
 Tamura Corp...........................................       4,000         17,460
 Tasaki Shinju Co., Ltd................................       2,000          8,117
 *Teac Corp............................................       5,000         17,599
 Teisan KK.............................................       5,000         21,500
 Tenma Corp............................................       2,000         21,268
 Toa Corp..............................................      12,000         13,485
 Toa Doro Kogyo Co., Ltd...............................       3,000          6,408
 *Toa Wool Spinning & Weaving Co., Ltd.................       6,000          5,238
 Tochigi Bank, Ltd.....................................       3,000         16,438
 Toenec Corp...........................................       3,000         10,281
 Toho Zinc Co., Ltd....................................       4,000          6,761
 Tokai Carbon Co., Ltd.................................      12,000         25,633
 Tokico, Ltd...........................................       4,000          7,616
 Tokin Corp............................................       2,000         17,088
 Tokushu Paper Manufacturing Co., Ltd..................       3,000         11,395
 Tokyo Rope Manufacturing Co., Ltd.....................       4,000          4,569
 Tokyo Securities Co., Ltd.............................       4,000         14,265
 *Tokyo Tekko Co., Ltd.................................       3,000          2,006
 Tokyo Theatres Co., Inc., Tokyo.......................       6,000          9,417
 *Tokyu Hotel Chain Co., Ltd...........................      12,000         19,503
 Tokyu Store Chain Corp................................       4,000         11,070
 Tonami Transportation Co., Ltd........................       3,000          5,433
 Topy Industries, Ltd..................................      16,000         24,072
 *Toshiba Machine Co., Ltd.............................       6,000         12,928
 *Totoku Electric Co., Ltd., Tokyo.....................       3,000          8,581
 Toyo Chemical Co., Ltd................................       3,000         12,008
 *Toyo Electric Co., Ltd...............................       5,000          7,198
 *Toyo Engineering Corp................................      11,000         10,114
 Toyo Exterior Co., Ltd................................       3,000         22,902
 Toyo Kohan Co., Ltd...................................       3,000         10,281
 *Toyo Tire & Rubber Co., Ltd..........................       8,000         10,922
 Toyo Umpanki Co., Ltd.................................       5,000         10,912
 *Tsumura & Co., Inc...................................       3,000         11,089
 *Unisia Jecs Corp.....................................       3,000          3,511
 Wakachiku Construction Co., Ltd.......................       4,000          4,904
 Yokohama Reito Co., Ltd...............................       3,000         18,249
 Yomiuri Land Co., Ltd.................................       3,000          9,919
 Yondenko Corp.........................................       2,100          6,241

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Yonekyu Corp..........................................       2,000    $    23,032
 Yoshimoto Kogyo Co., Ltd..............................       2,000         24,555
 *Yuasa Corp...........................................       7,000         15,407
 Yurtec Corp...........................................       4,000         10,959
 Zenchiku Co., Ltd.....................................       4,000          7,653
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,535,998)....................................                  2,851,400
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $2,553)...........................                      2,569
                                                                       -----------
TOTAL -- JAPAN
  (Cost $4,538,551)....................................                  2,853,969
                                                                       -----------
UNITED KINGDOM -- (20.0%)
COMMON STOCKS -- (18.9%)
 Abbot Group P.L.C.....................................       7,000          9,940
 *Alldays P.L.C........................................       2,300          1,410
 Amec P.L.C............................................       9,315         31,118
 *Anite Group P.L.C....................................       7,470         18,088
 *Arena Leisure P.L.C..................................       8,000         20,806
 Ash & Lacy P.L.C......................................       7,000         14,596
 BICC P.L.C............................................      22,911         30,478
 BPP Holdings P.L.C....................................       1,400         14,596
 Bellway P.L.C.........................................       4,000         15,156
 Benchmark Group P.L.C.................................       5,000         16,815
 Berisford P.L.C.......................................       7,000         34,318
 Bespak P.L.C..........................................       1,360          9,422
 *Biocompatibles International P.L.C...................       4,000         17,129
 Black (Peter) Holdings P.L.C..........................       3,000         11,883
 Body Shop International P.L.C.........................       8,000         15,007
 *Booker P.L.C.........................................      11,000         21,703
 Bradford Property Trust P.L.C.........................       6,000         20,178
 Bradstock Group P.L.C.................................      21,000          5,964
 Brake Brothers P.L.C..................................       2,430         20,340
 Brammer (H.) P.L.C....................................       1,933         11,557
 Britax International P.L.C............................      13,300         23,259
 *British Biotech P.L.C................................      30,000         10,089
 British Polythene Industries P.L.C....................       2,000          5,052
 Bryant Group P.L.C....................................      11,210         19,604
 Bulmer (H.P.) Holdings P.L.C..........................       2,002         13,466
 Cannons Group P.L.C...................................      11,000         19,977
 Carpetright P.L.C.....................................       4,000         27,502
 Charter P.L.C.........................................       4,767         28,501
 *Chrysalis Group P.L.C................................       5,000         17,376
 City Centre Restaurants P.L.C.........................       9,500          7,242
 Cordiant Communications Group P.L.C...................      12,000         46,635
 Countrywide Assured Group P.L.C.......................      14,000         30,970
 Courts P.L.C..........................................       2,320          9,710
 Cox Insurance Holdings P.L.C..........................       7,000         20,246
 Croda International P.L.C.............................       4,000         15,664
 *Danka Business Systems P.L.C.........................       7,000          8,213
 Davis Service Group P.L.C.............................       4,000         20,089
 Dawson Group P.L.C....................................       4,000          5,829
 Dawson International P.L.C............................       5,138          4,973
 *Delta P.L.C..........................................       6,000         10,941
 Derwent Valley Holdings P.L.C.........................       2,000         17,981
 Devro P.L.C...........................................       8,000          6,218
 Dewhirst Group P.L.C..................................       6,000          5,560
 *Dialog Corp. P.L.C...................................       8,000          8,908
 Diploma P.L.C.........................................       1,500          3,980
 *Elementis P.L.C......................................      13,000         15,739
                                                            SHARES           VALUE+
                                                            ------           ------

 Ellis & Everard P.L.C.................................       4,514    $    11,234
 Esporta P.L.C.........................................       5,100          7,547
 Euromoney Publications P.L.C..........................         990         29,965
 Fairey Group P.L.C....................................       4,610         29,182
 *Fairey Group P.L.C. Issue 2000.......................         768          4,861
 First Choice Holidays.................................      14,437         30,642
 Forth Ports P.L.C.....................................       2,000         16,292
 GWR Group P.L.C.......................................       5,000         50,371
 Geest P.L.C...........................................       3,038         22,818
 Go-Ahead Group P.L.C..................................       2,000         13,153
 Grantchester Holdings P.L.C...........................      10,000         24,139
 Greene King P.L.C.....................................       2,000         13,796
 Greggs P.L.C..........................................         640         21,882
 Hazlewood Foods P.L.C.................................      11,000         13,647
 Henlys Group P.L.C....................................       2,800         16,322
 Heywood Williams Group P.L.C..........................       5,000         16,330
 Hiscox P.L.C..........................................       6,000         10,134
 Hogg Robinson P.L.C...................................       4,770         19,999
 House of Fraser P.L.C.................................       8,000          5,799
 Hunting P.L.C.........................................       5,163         10,765
 Iceland Group P.L.C...................................       8,000         28,878
 *Incepta Group P.L.C..................................      11,000         17,428
 JJB Sports P.L.C......................................       6,000         46,859
 Jardine Lloyd Thompson Group P.L.C....................       8,790         36,262
 *John Mansfield Group P.L.C...........................     113,828         10,208
 Johnston Press P.L.C..................................       7,010         27,295
 Laird Group P.L.C.....................................       6,800         22,208
 Lasmo P.L.C...........................................      15,000         26,680
 London Clubs International P.L.C......................       7,000         10,097
 *London Forfeiting Co.................................       5,000          1,271
 London Merchant Securities P.L.C......................      10,000         25,784
 Low & Bonar P.L.C.....................................       5,000         10,089
 Lynx Holdings P.L.C...................................       5,000         14,237
 MacFarlane Group Clansman P.L.C.......................       6,000          5,740
 Manchester United P.L.C...............................      12,093         58,745
 McBride P.L.C.........................................       6,500          7,821
 Meggitt P.L.C.........................................      12,785         32,582
 *Menzies (John) P.L.C.................................       3,000         15,537
 *Merant P.L.C.........................................       3,575          7,481
 Mersey Docks & Harbour Co. P.L.C......................       3,580         25,738
 Molins P.L.C..........................................       1,360          2,846
 Mowlem (John) & Co. P.L.C.............................       8,148         13,458
 *NXT P.L.C............................................       2,800         35,574
 Nestor Healthcare Group P.L.C.........................       3,700         24,389
 *Oxford Molecular Group P.L.C.........................       6,530          2,489
 Parity Group P.L.C....................................       6,000         26,905
 Perkins Foods P.L.C...................................       6,688         10,796
 Persimmon P.L.C.......................................       8,775         25,052
 *Premier Consolidated Oilfields P.L.C.................      40,000          7,025
 Quick Group P.L.C.....................................      13,192          9,070
 Redrow Group P.L.C....................................      11,000         29,595
 Regent Inns P.L.C.....................................       4,042          7,401
 Renishaw P.L.C........................................       2,904         21,052
 Rotork P.L.C..........................................       4,104         13,894
 SIG P.L.C.............................................       4,300         14,622
 Salvesen (Christian) P.L.C............................      12,000         21,793
 Scapa Group P.L.C.....................................       6,600         13,416
 *Senior Engineering Group P.L.C.......................      12,000         12,914
 Shanks & McEwan Group P.L.C...........................       8,000         21,643
 *Smith (David S.) Holdings P.L.C......................       9,000         19,439
 *St. Ives P.L.C.......................................       3,000         19,461

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 St. Modwen Properties P.L.C...........................      23,000    $    36,527
 Stanley Leisure Organisation P.L.C....................       4,000         11,689
 *Staveley Industries P.L.C............................       6,000          4,260
 Swan Hill Group P.L.C.................................      13,000         16,322
 T & S Stores P.L.C....................................       7,690         42,759
 Tibbett & Britten Group P.L.C.........................       2,300         22,947
 Tilbury Douglas P.L.C.................................       9,249         47,487
 Transport Development Group P.L.C.....................       4,126         11,132
 Versailles Group P.L.C................................      13,000         48,578
 Vitec Group P.L.C.....................................       2,000         14,573
 Vosper Thornycroft Holdings P.L.C.....................       1,460         26,133
 Wates City of London Properties P.L.C.................      12,000         14,708
 Westbury P.L.C........................................       5,170         18,353
 Wilson (Connolly) Holdings P.L.C......................       8,000         15,485
 *Wimpey (George) P.L.C................................      11,000         18,333
 Wolverhampton & Dudley Breweries P.L.C................       2,400         12,466
 Yates Brothers Wine Lodges P.L.C......................       3,045         10,263
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,633,853)....................................                  2,268,895
                                                                       -----------
INVESTMENT IN CURRENCY -- (1.1%)
 *British Pound Sterling (Cost $126,271)...............                    126,546
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $2,760,124)....................................                  2,395,441
                                                                       -----------
GERMANY -- (8.1%)
COMMON STOCKS -- (8.1%)
 AGIV AG fuer Industrie & Verkehrswesen................       1,700         30,270
 Andreae-Noris Zahn AG, Anzag..........................         580         10,059
 *Baader Wertpapier Handelsbank AG.....................       1,100         34,277
 *Barmag AG............................................         700          9,575
 Bayerische Handelsbank AG.............................         860         21,933
 Bilfinger & Berger Bau AG, Mannheim...................       2,000         29,770
 Binding-Brauerei AG...................................          70         12,341
 *Brau und Brunnen AG..................................         300         12,311
 *Concordia Bau and Boden AG Issue 99..................         266          1,603
 *Concordia Bau und Boden AG...........................         667          4,021
 *Deutsche Babcock AG, Oberhausen......................         380         14,625
 Duerr Beteiligungs AG.................................         500         10,758
 Dyckerhoff and Widmann AG.............................       1,000          5,379
 Fag Kugelfischer Georg Schaeffer AG...................       3,250         24,112
 Gerresheimer Glas AG..................................       1,000         14,143
 Gildemeister AG.......................................       2,400         19,587
 Goldschmidt (T.H.) AG.................................       1,300         32,431
 Harpener AG...........................................         125         21,562
 Holsten-Brauerei AG...................................       1,000         16,183
 *Holzmann (Philipp) AG................................         200          3,524
 Horten AG.............................................       2,000         22,462
 Iwka AG...............................................       1,000         15,478
 K & S Aktiengesellschaft AG...........................       2,000         29,529
 KWS Kleinwanzlebener Saatzucht AG.....................          15          7,025
 *Kabel New Media AG...................................         900         25,040
 Kiekert AG............................................         500         13,355
 *Kloeckner Humboldt-Deutz AG..........................       3,300         15,057
                                                            SHARES           VALUE+
                                                            ------           ------
 Kloeckner-Werke AG....................................       2,000    $    37,653
 Kolbenschmidt Pierburg AG, Duesseldorf................       1,300         17,240
 Kraftuebertragungswerke Rheinfelden AG................          80         21,367
 Mannheimer Aktiengesellschaft Holding AG..............         480         28,267
 Nuernberger Hypothekenbank AG.........................         750         20,519
 Pfleiderer AG.........................................       2,100         15,970
 Phoenix AG, Hamburg...................................       1,000         10,758
 Plettac AG............................................          70            954
 Rheinmetall Berlin AG.................................         990         14,415
 Rhoen Klinikum AG.....................................         600         24,261
 Salamander AG.........................................       1,000         12,891
 Salzgitter AG.........................................       3,100         23,000
 Schmalbach-Lubeca AG..................................       3,640         19,276
 *Schneider Rundfunkwerke AG...........................         710         38,717
 *Schwarz Pharma AG....................................       1,200         26,709
 *Ser Systeme..........................................         900         30,048
 *Sixt AG..............................................         900         21,034
 *Strabag AG...........................................         166          5,865
 Stuttgarter Hofbraeu AG...............................       1,000         18,548
 Sued-Chemie AG........................................         200         11,778
 Sueddeutsche Bodencreditbank AG.......................         160          4,897
 Tarkett AG............................................       1,200          7,178
 *Teldafax AG..........................................       1,800         16,526
 Varta AG..............................................       1,300         11,574
 Vereinigte Deutsche Nickel-Werke AG...................       2,190         43,646
 Vossloh AG............................................         800         15,766
 Walter AG.............................................       1,000         19,939
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,254,869)....................................                    975,206
                                                                       -----------
FRANCE -- (7.3%)
COMMON STOCKS -- (7.3%)
 Boiron SA.............................................         300         16,248
 Bollore Technologies SA...............................         200         31,810
 Brioche Pasquier SA...................................         200         16,786
 Carbone Lorraine......................................         400         18,808
 *Comptoir des Entrepreneurs SA........................         690         24,445
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................         100         39,229
 *DMC (Dollfus Mieg et Cie)............................         300          1,224
 Damart SA.............................................         300         19,016
 De Dietrich & Co......................................         450         26,521
 De la Rue Imperiale de Lyon...........................          20         38,153
 Fimalac SA............................................         330         47,743
 GFI Industries SA.....................................         500          9,970
 Gaumont...............................................         408         27,622
 *Generale de Geophysique SA...........................         435         26,827
 *Grandvision SA.......................................         600         15,692
 Groupe Andre SA.......................................         304         42,290
 Groupe du Louvre SA...................................         700         41,548
 *Groupe Norbert Dentressangle SA......................         600         10,227
 Guyenne et Gascogne SA................................          60         23,259
 *Infogrames Entertainment SA..........................       2,750         79,826
 Legris Industries SA..................................         400         16,359
 *Metaleurop SA........................................       1,500         10,155
 *Moulinex SA..........................................       2,880         17,094

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nord-Est SA...........................................         752    $    18,809
 *Remy Cointreau SA....................................         900         19,448
 Rochefortaise Communication SA........................         207         66,326
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         160         22,866
 Signaux et d'Equipements Electroniques SA.............         321         17,415
 Skis Rossignol SA.....................................         648          8,942
 *Societe des Immeubles de France......................       1,620         27,329
 Sommer-Allibert SA....................................         900         27,544
 *Sopra SA.............................................         500         36,864
 Sylea SA..............................................         200          9,775
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................         400         14,468
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $756,701)......................................                    870,638
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01
   (Cost $1,020).......................................         752          1,046
                                                                       -----------
TOTAL -- FRANCE
  (Cost $757,721)......................................                    871,684
                                                                       -----------
HONG KONG -- (5.4%)
COMMON STOCKS -- (5.3%)
 *Allied Group, Ltd....................................     276,000         20,898
 *Allied Properties (Hong Kong), Ltd...................     142,000          8,201
 Asia Financial Holdings, Ltd..........................      49,830          8,633
 Asia Standard International Group, Ltd................      70,000          5,839
 Cafe de Coral Holdings, Ltd...........................      78,000         28,529
 *Century City International Holdings, Ltd.............     394,000         14,158
 Champion Technology Holdings, Ltd.....................     255,247         11,465
 Chen Hsong Holdings, Ltd..............................      72,000         10,811
 *China Aerospace International Holdings, Ltd..........      46,800          7,388
 *China Everbright Technology, Ltd.....................     206,000         15,862
 China Foods Holdings, Ltd.............................      30,000          5,005
 China Hong-Kong Photo Products Holdings, Ltd..........      90,000          9,471
 China Motor Bus Co., Ltd..............................       1,600          9,076
 China Online (Bermuda), Ltd...........................     740,000         20,418
 Continental Mariner Investment Co., Ltd...............      60,000         12,782
 Cross Harbour Tunnel Co., Ltd.........................      29,000         13,771
 *DigitalHongKong.com..................................         329             51
 *Dong-Jun Holdings, Ltd...............................      92,000            295
 Dynamic Holdings, Ltd.................................      92,000         10,862
 Elec & Eltek International Holdings, Ltd..............     110,000         13,270
 FPB Bank Holding Co., Ltd.............................      50,000          6,866
 *Founder Holdings, Ltd................................     122,000         53,234
 Four Seas Frozen Food Holdings, Ltd...................      22,620          1,452
 Four Seas Mercantile Holdings, Ltd....................      60,000         15,400
 Gold Peak Industries (Holdings), Ltd..................      81,250         17,727
 Goldlion Holdings, Ltd................................      37,000          2,469
 Grande Holdings, Ltd..................................      28,000         18,686
                                                            SHARES           VALUE+
                                                            ------           ------

 Great Wall Electronic International, Ltd..............     142,640    $     5,492
 Harbour Centre Development, Ltd.......................       9,000          5,833
 International Bank of Asia, Ltd.......................     138,285         24,313
 JCG Holdings, Ltd.....................................      28,000         13,835
 Kumagai Gumi Hong Kong, Ltd...........................      27,000          3,916
 *Lai Sun Development Co., Ltd.........................      86,000          2,759
 *Lai Sun Hotels International, Ltd....................     150,000          6,641
 Liu Chong Hing Investment, Ltd........................      18,000          9,009
 Moulin International Holdings, Ltd....................     101,085          7,914
 Ngai Lik Industrial Holdings, Ltd.....................      94,000         34,381
 *Oriental Press Group, Ltd............................      85,000         12,763
 *QPL International Holdings, Ltd......................      23,000         32,469
 Sea Holdings, Ltd.....................................      38,000         12,436
 *Semi-Tech (Global) Co., Ltd..........................      68,346            544
 Shaw Brothers Hong Kong, Ltd..........................      20,000         18,609
 Shell Electric Manufacturing (Holdings) Co., Ltd......      45,600          7,081
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................      90,000          2,426
 Shun Tak Holdings, Ltd................................     224,000         21,561
 *Silver Grant International Industries, Ltd...........      40,000          2,926
 Sime Darby Hong Kong, Ltd.............................      20,000          5,262
 Sun Hung Kai & Co., Ltd...............................      59,000         10,071
 Tai Cheung Holdings, Ltd..............................      25,000          3,497
 *Tem Fat Hing Fung (Holdings), Ltd....................     348,000         11,612
 *Triplenic Holdings, Ltd..............................     168,000          2,717
 *Union Bank of Hong Kong, Ltd.........................      36,000         33,727
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,063,588)....................................                    634,413
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars (Cost $6,612)......................                      6,611
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Grande Holdings, Ltd. Warrants 10/15/00 (Cost $0)....       5,600            395
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $1,070,200)....................................                    641,419
                                                                       -----------
SINGAPORE -- (4.0%)
COMMON STOCKS -- (3.9%)
 Amtek Engineering, Ltd................................      18,750          5,626
 Avimo Group, Ltd......................................      11,000         20,310
 Bukit Sembawang Estates, Ltd..........................       1,000          7,501
 Comfort Group, Ltd....................................      37,000         14,197
 First Capital Corp., Ltd..............................      33,000         25,705
 GK Goh Holdings, Ltd..................................      17,000          9,515
 Haw Par Brothers International, Ltd...................      24,000         27,696
 Hitachi Zosen (Singapore), Ltd........................      22,000          7,489
 Hotel Plaza, Ltd......................................      25,000          6,203
 Hotel Properties, Ltd.................................      32,000         29,357
 Inchcape Motors, Ltd..................................      18,000         12,255
 Kay Hian Holdings, Ltd. (Foreign).....................      13,000          6,376
 *Keppel Fels Energy and Infrastructure, Ltd...........      27,000         16,202
 Keppel Marine Industries, Ltd.........................      24,000         18,833
 Keppel Telecommunications and Transportation, Ltd.....      27,000         31,158
 Kim Eng Holdings, Ltd.................................      65,000         25,128
 *Labroy Marine, Ltd...................................     100,000         19,906
 Orchard Parade Holdings, Ltd..........................      11,239          3,859

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Osprey Maritime, Ltd.................................      69,000    $    16,124
 Overseas Union Enterprise, Ltd........................       6,000         13,986
 Robinson & Co., Ltd...................................       8,000         17,264
 *Scotts Holdings, Ltd.................................      25,000          5,626
 Sime Singapore, Ltd...................................      49,000         14,136
 Straits Trading Co., Ltd..............................      51,000         45,023
 Times Publishing, Ltd.................................      11,000         27,673
 *Tuan Sing Holdings, Ltd..............................      44,000          5,458
 *Van der Horst, Ltd...................................       4,000          1,027
 Vickers Ballas Holdings, Ltd..........................      29,000         15,896
 Wing Tai Holdings, Ltd................................      25,000         16,300
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $602,310)......................................                    465,829
                                                                       -----------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible) (Cost $5,894)..........................       9,900          8,454
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $1,179)......................                      1,179
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $609,383)......................................                    475,462
                                                                       -----------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.8%)
 Adelaide Bank, Ltd....................................       5,903         15,356
 *Anaconda Nickel NL...................................      17,171         23,021
 Ashton Mining, Ltd....................................      22,406         10,482
 *Aurora Gold, Ltd.....................................      15,600          1,468
 Bank of Queensland, Ltd...............................       6,596         19,191
 Capral Aluminium, Ltd.................................       9,174         11,671
 *Centaur Mining & Exploration, Ltd....................      16,005          1,324
 *Climax Mining, Ltd...................................       1,273             54
 Crane (G.E) Holdings, Ltd.............................       3,816         16,763
 Evans Deakin Industries, Ltd..........................       7,149          6,648
 Foodland Associates, Ltd..............................       4,429         19,329
 GWA International, Ltd................................      11,676         14,122
 Goldfields, Ltd.......................................      22,716         13,867
 Hills Industries, Ltd.................................      16,192         21,246
 Iama, Ltd.............................................      14,718          9,656
 Jupiters, Ltd.........................................      11,343         18,119
 National Foods, Ltd...................................      13,030         21,334
 *North Flinders Mines, Ltd............................       6,728         13,626
 OPSM Protector, Ltd...................................       2,313          3,365
 *Origin Energy, Ltd...................................      26,697         21,018
 Pacific BBA, Ltd......................................       5,890         14,113
 *Petsec Energy, Ltd...................................       4,391            228
 *Queensland Metals Corp., Ltd.........................      42,779          8,542
 *Resolute, Ltd........................................      10,133            775
 Ridley Corp., Ltd.....................................      35,556         11,359
 Siddons Ramset, Ltd...................................       4,702         15,692
 Simsmetal, Ltd........................................       3,569         10,181
 Sonic Healthcare, Ltd.................................      15,918         54,033
 Sons of Gwalia, Ltd...................................       4,707         13,024
 Spotless Services, Ltd................................      32,573         23,972
 *Thakral Holdings Group...............................       2,561            818
 Thakral Holdings Group................................      68,466         25,389
 Tourism Assets Holdings, Ltd..........................      35,578         11,569
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $660,111)......................................                    451,355
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar (Cost $13,056).....................                $    13,047
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Ridley Corp., Ltd. Options 04/30/02 (Cost $0)........       3,486            239
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $673,167)......................................                    464,641
                                                                       -----------
ITALY -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Ansaldo Trasporti SpA................................       7,000          6,758
 Banco di Desio e della Brianza SpA....................       5,000         19,475
 Buzzi Unicem SpA......................................       3,000         26,348
 Cartiere Burgo SpA....................................       4,000         37,764
 Cia Assicuratrice Unipol SpA..........................       6,000         22,146
 *Dalmine SpA..........................................      82,000         20,381
 Fabbrica Italiana Magneti Marelli SpA.................       7,500         38,116
 Falck (Acciaierie & Ferriere Lombarde)................       5,000         34,592
 Gewiss SpA............................................       6,000         40,453
 Impregilo SpA.........................................      19,000         10,766
 Italmobiliare SpA, Milano.............................         750         16,311
 *Premafin Finanziaria SpA.............................      29,600         14,686
 *Premaimm SpA.........................................       7,400          1,935
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................       5,000         47,761
 SMI STA Metallurgica Italiana SpA.....................      31,000         19,090
 *SNIA SpA Em 00.......................................      22,500         20,074
 Vianini Lavori SpA....................................      11,000         27,340
                                                                       -----------
TOTAL -- ITALY
  (Cost $312,462)......................................                    403,996
                                                                       -----------
SWITZERLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
 Agie Charmilles Holding AG............................         200         18,053
 Attisholz Holding AG, Attisholz.......................          24         13,168
 Bank Sarasin & Cie Series B, Basel....................          10         23,658
 Bobst SA, Prilly......................................          20         28,437
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................         100         11,387
 *ESEC Holding SA, Cham................................          15         29,646
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...          60         23,363
 Financiere Michelin, Granges-Paccot...................          50         17,758
 Forbo Holding AG, Eglisau.............................          51         19,798
 Generali (Switzerland) Holdings, Adliswil.............          80         23,410
 Kraftwerk Laufenburg, Laufenburg......................         100         14,808
 Moevenpick-Holding, Zuerich...........................          40         18,171
 Oz Holding, Zuerich...................................          20         22,301
 Phoenix Mecano AG, Stein am Rhein.....................          50         25,811
 Sarna Kunststoff Holding AG, Sarnen...................          15         15,443
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................          10         16,685
 Sika Finanz AG, Baar..................................          90         30,425
 *Von Roll Holding AG, Gerlafingen.....................       1,359         17,038
 Zuercher Ziegeleien Holding, Zuerich..................          27         23,416
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $437,697)......................................                    392,776
                                                                       -----------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (cost $4,467)...........................                $     4,508
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $442,164)......................................                    397,284
                                                                       -----------
SWEDEN -- (3.3%)
COMMON STOCKS -- (3.3%)
 Allgon AB Series B....................................       1,400         29,124
 *Avesta Sheffield AB..................................      14,800         54,024
 Bergman & Beving AB Series B..........................       2,500         29,402
 Carbo AB..............................................       2,400         41,806
 Catena AB Series A....................................       1,700         13,203
 *Diligentia AB........................................       3,100         30,955
 Esselte AB Series A...................................       1,400          8,543
 Esselte AB Series B...................................       1,100          6,652
 Garphyttan Industrier AB..............................       1,680         17,521
 Lindex AB.............................................         700         16,931
 Mandator AB...........................................       3,000         30,456
 Nobelpharma AB........................................       1,400         29,823
 Rottneros Bruk AB.....................................      11,700         11,943
 Scribona AB Series A..................................       1,500          3,828
 Sifo Group AB.........................................       2,400         29,291
 Tietoenator Corp......................................       1,015         39,415
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $401,888)......................................                    392,917
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (cost $488)............................                        492
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $402,376)......................................                    393,409
                                                                       -----------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Abengoa SA...........................................         600         17,083
 Amper SA..............................................       1,600         12,019
 *Asturiana del Zinc SA................................       2,100         21,715
 Banco de Valencia SA..................................       3,000         24,511
 *Banco de Valencia SA Issue 2000......................         300          2,430
 Banco Zaragozano SA...................................       3,600         49,379
 Campofrio Alimentacion SA.............................       1,100         11,170
 Cementos Portland SA..................................       1,000         20,876
 Cristaleria Espanola SA, Madrid.......................         400         12,483
 Empresa Nacional de Celulosa SA.......................       1,000         18,362
 *Europistas Concesionaria Espanola SA.................       2,300         12,905
 *Europistas Concesionaria Espanola SA Em 99...........       1,056          5,896
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................       3,300         19,495
 *Inmobiliaria Urbis SA................................       4,600         20,178
 Portland Valderrivas SA...............................         900         18,196
 Prosegur Cia de Seguridad SA..........................       2,200         27,850
 *Puleva SA............................................      13,900         22,817
 Uralita SA............................................       1,900         13,127
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       2,730         17,697
                                                                       -----------
TOTAL -- SPAIN
  (Cost $351,743)......................................                    348,189
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

NETHERLANDS -- (2.8%)
COMMON STOCKS -- (2.8%)
 ACF Holding NV........................................         800    $    11,092
 *Computer Services Solutions Holding NV...............         700         18,080
 Grolsche NV...........................................         800         14,430
 Hoek's (W.A.) Machine & Zuurstoffafabriek NV..........         317         24,136
 Hollandsche Beton Groep NV............................       1,597         20,809
 Internatio-Mueller NV.................................       1,285         23,536
 Kempen & Co. NV.......................................         336         14,272
 Koninklijke Ahrend NV.................................       1,316         16,110
 Koninklijke Frans Maas Groep NV.......................         765         15,963
 Koninklijke Volker Wessels Stevin NV..................         988         15,119
 NBM-Amstelland NV.....................................       1,130         15,038
 Nedlloyd Groep NV, Rotterdam..........................         922         20,949
 Schuttersveld NV......................................       1,284         18,695
 *Semiconductor Industries NV..........................       1,100         17,445
 Stork NV..............................................         900         11,852
 Twentsche Kabel Holding NV............................         627         24,713
 Unique International NV...............................         729         18,491
 Van der Mollen Holding NV.............................         319         15,369
 Wegener Arcade NV ....................................       1,631         23,445
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $430,092)......................................                    339,544
                                                                       -----------
DENMARK -- (2.0%)
COMMON STOCKS -- (1.9%)
 Alm Brand A.S. Series B...............................         623          8,590
 Bang & Olufsen Holding A.S. Series B..................         450         16,210
 Coloplast A.S. Series B...............................         808         36,031
 DFDS A.S., Copenhagen.................................         384         11,448
 Danske Traelastko.....................................         200         18,384
 FLS Industries........................................       1,240         18,945
 Jyske Bank A.S........................................       1,110         20,682
 Korn-Og Foderstof Kompagnet A.S.......................         700         14,347
 Nordiske Kabel og Traadfabrikker Holding A.S..........         192         30,289
 Radiometer A.S. Series B..............................         432         13,844
 Sas Danmark A.S.......................................       1,739         15,553
 *Topdanmark A.S.......................................       1,450         25,216
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $270,184)......................................                    229,539
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone (Cost $13,432)..........................                     13,763
                                                                       -----------
TOTAL -- DENMARK
  (Cost $283,616)......................................                    243,302
                                                                       -----------
NORWAY -- (1.7%)
COMMON STOCKS -- (1.7%)
 *Aker Maritim ASA.....................................       2,500         16,877
 *Dyno Industrier ASA..................................       1,400         29,525

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hafslund ASA..........................................       4,500    $    20,588
 *Leif Hoegh & Co. ASA.................................       1,812         16,984
 *Nera ASA.............................................       4,600         18,222
 Rieber and Son ASA Series A...........................       3,600         18,880
 Smedvig ASA Series A..................................       1,300         22,049
 *Tandberg ASA Series A................................       1,300         23,427
 *Tandberg Television ASA..............................       2,600         17,698
 Wilhelmsen (Wilhelm), Ltd. ASA........................         700         13,669
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $229,709)......................................                    197,919
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone (Cost $999)..........................                      1,016
                                                                       -----------
TOTAL -- NORWAY
  (Cost $230,708)......................................                    198,935
                                                                       -----------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Amer-Yhtymae Oyj Series A.............................       1,100         29,482
 Finnair Oyj...........................................       3,800         14,097
 Finnlines Oy..........................................         900         16,693
 Instrumentarium Oy....................................         800         18,325
 KCI Konecranes International Oyj......................         600         17,695
 Kemira Oyj............................................       4,600         24,317
 Partek Oyj............................................       1,900         22,396
 Tamro Oyj.............................................       4,800         12,286
 Uponor Oyj Series A...................................       1,500         27,544
 Viking Line AB........................................         400          9,682
                                                                       -----------
TOTAL -- FINLAND
  (Cost $211,015)......................................                    192,517
                                                                       -----------
NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Fernz Corp., Ltd......................................       6,407         11,002
 Independent Newspapers, Ltd. (Auckland)...............      15,600         28,141
 Natural Gas Corp. Holdings, Ltd.......................      42,480         25,608
 New Zealand Refining Co., Ltd.........................       1,008          4,696
 Ports of Auckland.....................................       5,962         10,891
 Trustpower, Ltd.......................................      18,000         24,661
 United Networks, Ltd..................................       6,200         17,074
 Warehouse Group, Ltd..................................      14,308         28,098
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $184,195)......................................                    150,171
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar (Cost $387).......................                        364
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $184,582)......................................                    150,535
                                                                       -----------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 Ackermans & Van Haaren SA.............................       1,200         34,366
 Afrifina..............................................         140         13,633
                                                            SHARES           VALUE+
                                                            ------           ------

 CMB (Cie Martime Belge)...............................         300    $    16,262
 Cofinimmo SA..........................................         220         19,178
 *Creyf's SA...........................................         700         16,879
 Deceuninck Plastics Industries SA.....................         130         25,137
 Immobel (Cie Immobiliere de Belgique SA)..............         200          8,180
 *Monceau-Zolder SA....................................          17          2,333
 *Spector Photo Group SA...............................         188          5,947
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $163,410)......................................                    141,915
                                                                       -----------
AUSTRIA -- (1.0%)
COMMON STOCKS -- (1.0%)
 BBAG Oesterreichische Brau-Beteiligungs...............         362         14,100
 Bohler Uddeholm AG....................................         385         14,960
 Brau Union Goess-Reinighaus AG........................         420         17,197
 Flughafen Wien AG.....................................         543         18,104
 Mayr-Melnhof Karton AG................................         420         19,865
 Oberbank AG...........................................         305         19,262
 Rhi AG, Wien..........................................         584         13,367
 Rhi AG, Wien Em 99....................................         249          5,688
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $142,307)......................................                    122,543
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Oberbank AG Rights 05/29/00 (Cost $0)................          19             13
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $142,307)......................................                    122,556
                                                                       -----------
IRELAND -- (1.0%)
COMMON STOCKS -- (1.0%)
 Anglo Irish Bank Corp. P.L.C..........................       7,285         16,215
 DCC P.L.C.............................................       2,250         22,223
 Green Property Co.....................................       3,447         17,662
 Greencore Group P.L.C.................................       6,088         16,374
 IAWS Group P.L.C......................................       4,260         24,692
 Waterford Wedgwood P.L.C..............................      19,145         18,820
                                                                       -----------
TOTAL -- IRELAND
  (Cost $117,352)......................................                    115,986
                                                                       -----------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency (Cost $26,953).........................                     27,728
                                                                       -----------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Kuala Lumpur Industries Holdings Berhad..............      12,000          1,563
 *Promet Berhad........................................      23,000          1,755
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $36,685).......................................                      3,318
                                                                       -----------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT            VALUE +
                                                            ------            -------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $234,555) to be
   repurchased at $230,038.
   (Cost $230,000).....................................   $      230   $      230,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,229,480)++.................................                $   11,987,036
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $15,229,480.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
BONDS -- (48.1%)
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................      $500      $   491,875
Asian Development Bank Corporate Bonds
    8.500%, 05/02/01...................................       500          505,000
Associates Corp. of North America Corporate Bonds
    5.600%, 01/15/01...................................       500          494,375
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................       500          491,875
Elf Aquitane Corporate Bonds
    8.000%, 10/15/01...................................       500          503,750
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................       500          491,250
Ford Motor Credit Co. Corporate Bonds
    7.000%, 09/25/01...................................       600          595,500
General Electric Capital Corp. Medium Term Notes
    5.945%, 07/23/01...................................       500          492,500
IBM Corp. Corporate Bonds
    5.950%, 06/04/01...................................       500          492,500
Interamerican Development Bank Corporate Bonds
    8.500%, 05/01/01...................................       500          506,250
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    5.280%, 02/04/02...................................       600          580,500
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................       500          492,500
Paccar Financial Corp. Medium Term Notes
    6.050%, 05/15/01...................................       500          493,125
Shell Canada, Ltd. Medium Term Notes
    8.875%, 01/14/01...................................       600          606,000
Southwestern Bell Telephone Co. Corporate Bonds
    6.375%, 04/01/01...................................       600          594,750
Toyota Motor Credit Corp. Corporate Bonds
    5.500%, 09/17/01...................................       600          586,500
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................       500          492,500
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................       500          495,000
                                                                       -----------
TOTAL BONDS
  (Cost $9,505,039)....................................                  9,405,750
                                                                       -----------

AGENCY OBLIGATIONS -- (27.2%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................      $500      $   492,313
    5.875%, 07/02/01...................................       500          493,125
Federal Home Loan Bank
    5.625%, 03/19/01...................................       600          593,985
    5.125%, 04/17/01...................................       500          491,815
    6.000%, 11/15/01...................................       600          590,017
    6.750%, 02/01/02...................................       600          595,500
Federal Home Loan Mortgage Corporation
    5.750%, 06/15/01...................................       600          591,715
Federal National Mortgage Association
    5.310%, 05/18/01...................................       500          491,629
    5.440%, 05/21/01...................................       500          492,138
    5.820%, 07/19/01...................................       500          492,772
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $5,383,737)....................................                  5,325,009
                                                                       -----------
COMMERCIAL PAPER -- (9.2%)
Sheffield Receivables Corp. C.P.
    6.090%, 06/13/00...................................       600          598,702
Sigma Finance Corp. C.P.
    6.580%, 07/03/00...................................       600          596,523
Windmill Funding Corp. C.P.
    6.380%, 07/07/00...................................       600          596,046
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $1,791,445)....................................                  1,791,271
                                                                       -----------
CERTIFICATES OF DEPOSIT -- (8.1%)
Bayerische Landesbank
    6.060%, 06/18/01...................................       500          493,125
Canadian Imperial Bank Corp.
    7.090%, 05/04/01...................................       600          598,200
Commerzbank AG
    7.360%, 05/25/01...................................       500          499,850
                                                                       -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,600,000)....................................                  1,591,175
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (3.1%)
Chase Manhattan Corp.
    ***6.430%, 06/12/00
      (Cost $602,049)..................................       600          602,040
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (3.1%)
Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
  06/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 10/31/01, valued at $622,505) to be
  repurchased at $612,101.
  (Cost $612,000)                                             612          612,000
                                                                       -----------
TOTAL INVESTMENTS -- (98.8%) (Cost $19,494,270)++......                 19,327,245
                                                                       -----------

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

                                                                             VALUE+
                                                                             ------
OTHER ASSETS AND LIABILITIES -- (1.2%)
 Interest Receivable...................................                $   247,384
 Other Liabilities in Excess of Other Assets...........                     (9,134)
                                                                       -----------
                                                                           238,250
                                                                       -----------
NET ASSETS -- (100.0%)
  Applicable to 1,917,552 Outstanding $.01 Par Value
  Shares (50,000,000 Shares Authorized)................                $19,565,495
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.20
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $19,494,270.
 ***  Rates shown are the rates as of May 31, 2000, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (31.0%)
BONDS -- (15.8%)
Amoco Canada Eurobond
    7.250%, 09/17/02...................................          200   $   198,200
Associates Corp. of North America Corporate Bonds
    6.625%, 05/15/01...................................          300       297,375
Credit Locale de France Holding SA Eurobond
    7.125%, 02/18/02...................................          100        99,020
France Telecom SA Eurobond
    6.875%, 10/01/01...................................          300       297,090
General Electric Capital Corp. Medium Term Notes
    5.510%, 03/01/02...................................          300       291,090
Glaxo K.K. Eurobond
    7.000%, 05/02/02...................................          300       296,700
KFW International Finance, Inc. Medium Term Notes
    6.250%, 10/15/03...................................          200       189,673
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................          300       295,500
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................          300       297,000
                                                                       -----------
TOTAL BONDS
  (Cost $2,344,196)....................................                  2,261,648
                                                                       -----------
COMMERCIAL PAPER -- (12.4%)
BASF Corp. C.P.
    6.550%, 08/02/00...................................          300       296,569
Barton Capital Corp. C.P.
    6.080%, 06/02/00...................................          300       299,946
Ciesco L.P. C.P.
    6.530%, 07/06/00...................................          300       298,098
Sheffield Receivables Corp. C.P.
    6.090%, 06/13/00...................................          300       299,351
Toronto Dominion Holdings, Inc. C.P.
    6.600%, 01/29/01...................................          300       286,206
Windmill Funding Corp. C.P.
    6.580%, 07/06/00...................................          300       298,078
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $1,778,823)....................................                  1,778,248
                                                                       -----------
AGENCY OBLIGATIONS -- (2.8%)
Federal National Mortgage Association
    6.625%, 04/15/02
    (Cost $399,604)....................................          400       396,000
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $4,522,623)....................................                  4,435,896
                                                                       -----------

JAPAN -- (12.9%)
BONDS -- (12.9%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Asian Development Bank
    5.000%, 02/05/03...................................       45,000       466,947
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................       32,000       310,802
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
European Investment Bank
    4.625%, 02/26/03...................................       10,000   $   103,227
Export-Import Bank of Japan
    4.625%, 07/23/03...................................          150       135,521
Kansai International Airport
    1.300%, 07/29/04...................................       37,000       348,248
Toyota Motor Credit Corp. Medium Term Notes
    1.000%, 12/20/04...................................       17,000       157,551
World Bank (International Bank for Reconstruction and
  Development)
    4.750%, 12/20/04...................................       30,000       327,068
                                                                       -----------
TOTAL -- JAPAN
  (Cost $1,746,556)....................................                  1,849,364
                                                                       -----------

GERMANY -- (10.5%)
BONDS -- (10.5%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................          400       194,684
German Gov't. Treuhandanstalt
    6.625%, 07/09/03...................................          300       289,823
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................          600       279,127
Landesbank Rheinland-Pfalz Girozentrale, Mainz
    5.750%, 10/16/03...................................          400       372,890
Westfalische Hypotheken Bank
    4.750%, 01/17/03...................................          400       365,211
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,620,430)....................................                  1,501,735
                                                                       -----------

FRANCE -- (8.6%)
BONDS -- (8.6%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Credit Local de France SA Euro
    6.000%, 07/01/02...................................        1,000       142,781
Departemente des Hautes de Seine
    7.000%, 07/21/03...................................        1,500       221,298
Electricite de France
    3.750%, 10/28/03...................................          350       308,751
European Investment Bank
    8.500%, 02/20/02...................................        1,500       222,994
French Government Note
    4.500%, 07/12/03...................................          360       328,457
                                                                       -----------
TOTAL -- FRANCE
  (Cost $1,407,670)....................................                  1,224,281
                                                                       -----------

AUSTRALIA -- (7.9%)
BONDS -- (7.9%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Airservices Australia
    7.375%, 11/15/01...................................          250       143,975
Alberta (Province of)
    7.000%, 03/20/02...................................          500       286,423
Federal National Mortgage Association
    6.500%, 07/10/02...................................          300       170,415
New South Wales Treasury Corp.
    8.000%, 12/01/01...................................          500       291,780

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
State Bank of New South Wales
    11.750%, 08/16/01..................................          200   $   120,500
    9.250%, 02/18/03...................................          200       120,547
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $1,318,540)....................................                  1,133,640
                                                                       -----------

NETHERLANDS -- (7.0%)
BONDS -- (7.0%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Bank Nederlandse Gemeenten BNG, Den Haag
    7.625%, 12/16/02...................................          250       110,625
    7.000%, 03/10/03...................................          500       218,717
Nederlandse Waterschapsbank NV NWB
    5.450%, 12/30/02...................................          700       292,751
Netherlands (Government of)
    6.500%, 04/15/03...................................          400       383,648
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $1,101,147)....................................                  1,005,741
                                                                       -----------

CANADA -- (5.2%)
BONDS -- (5.2%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Canada (Government of)
    9.750%, 06/01/01...................................          400       275,986
Canada Mortgage and Housing
    6.250%, 01/02/02...................................          400       266,330
Toyota Credit Canada, Inc.
    8.000%, 12/29/00...................................          200       134,566
    7.375%, 12/31/01...................................          100        67,464
                                                                       -----------
TOTAL BONDS
  (Cost $785,257)......................................                    744,346
                                                                       -----------
TOTAL -- CANADA
  (Cost $785,257)......................................                    744,346
                                                                       -----------
UNITED KINGDOM -- (4.3%)
BONDS -- (4.2%)
Federal National Mortgage Association
    6.875%, 06/07/02...................................          200       299,762
United Kingdom Treasury
    7.000%, 11/06/01...................................          200       301,899
                                                                       -----------
TOTAL BONDS
  (Cost $646,654)......................................                    601,661
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $10,736)......................................                     10,488
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $657,390)......................................                    612,149
                                                                       -----------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
AUSTRIA -- (3.8%)
BONDS -- (3.8%)
Bank Austria AG
    4.750%, 03/17/03...................................          300   $   273,185
Republic of Austria
    4.300%, 07/15/03...................................          300       270,662
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $636,278)......................................                    543,847
                                                                       -----------
DENMARK -- (2.5%)
BONDS -- (2.5%)
Denmark (Kingdom of)
    8.000%, 05/15/03
    (Cost $424,578)....................................        2,700       355,237
                                                                       -----------
SWEDEN -- (2.3%)
BONDS -- (2.3%)
Sweden (Kingdom of)
    5.500%, 04/12/02
    (Cost $341,677)....................................        3,000       335,796
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $341,677)......................................                    335,796
                                                                       -----------
TEMPORARY CASH
  INVESTMENTS -- (2.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $368,293) to be
   repurchased at $362,060.
   (Cost $362,000).....................................          362       362,000
                                                                       -----------
TOTAL INVESTMENTS -- (98.5%)
  (Cost $14,924,146)++.................................                 14,104,032
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (1.5%)
 Interest Receivable...................................                    294,509
 Other Liabilities in Excess of Other Assets...........                    (80,506)
                                                                       -----------
                                                                           214,003
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 1,387,974
  Outstanding $.01 Par Value Shares (50,000,000 Shares
  Authorized)..........................................                $14,318,035
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.32
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $14,924,146.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                VA SMALL       VA LARGE
                                                                 VALUE          VALUE
                                                               PORTFOLIO      PORTFOLIO
                                                              ------------   ------------
ASSETS:
Investment at Value.........................................   $   18,815     $   31,725
Collateral for Securities Loaned............................          830             47
Receivables:
  Dividends and Interest....................................           26            105
  Investment Securities Sold................................          259             --
  Fund Shares Sold..........................................            3             --
Prepaid Expenses and Other Assets...........................            1             --
                                                               ----------     ----------
    Total Assets............................................       19,934         31,877
                                                               ----------     ----------

LIABILITIES:
Payable for Collateral on Securities Loaned.................          830             47
Payable for Investment Securities Purchased.................           34              3
Payable for Fund Shares Redeemed............................           --             82
Loan Payable................................................           --             15
Accrued Expenses and Other Liabilities......................           16             14
                                                               ----------     ----------
    Total Liabilities.......................................          880            161
                                                               ----------     ----------

NET ASSETS..................................................   $   19,054     $   31,716
                                                               ==========     ==========

SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................    1,751,708      2,464,346
                                                               ==========     ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....   $    10.88     $    12.87
                                                               ==========     ==========

Investments at Cost.........................................   $   23,298     $   33,351
                                                               ==========     ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                              VA INTERNATIONAL   VA INTERNATIONAL
                                                                   VALUE              SMALL
                                                                 PORTFOLIO          PORTFOLIO
                                                              ----------------   ----------------
ASSETS:
Investment at Value.........................................     $   21,018         $   11,987
Collateral for Securities Loaned............................          1,332                308
Cash........................................................             16                 15
Receivables:
  Dividends, Interest and Tax Reclaims......................            112                 64
  Fund Shares Sold..........................................              5                 --
  Investment Securities Sold................................            433                  2
Prepaid Expenses and Other Assets...........................              1                 --
                                                                 ----------         ----------
    Total Assets............................................         22,917             12,376
                                                                 ----------         ----------

LIABILITIES:
Payable for Collateral on Securities Loaned.................          1,332                308
Payable for Investment Securities Purchased.................              3                140
Payable for Fund Shares Redeemed............................             --                 15
Accrued Expenses and Other Liabilities......................              9                 12
                                                                 ----------         ----------
    Total Liabilities.......................................          1,344                475
                                                                 ----------         ----------

NET ASSETS..................................................     $   21,573         $   11,901
                                                                 ==========         ==========

SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................      1,868,950          1,521,239
                                                                 ==========         ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....     $    11.54         $     7.82
                                                                 ==========         ==========

Investments at Cost.........................................     $   21,395         $   15,229
                                                                 ==========         ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                         VA
                                              VA           VA       INTERNATIONAL
                                          SMALL VALUE  LARGE VALUE      VALUE
                                           PORTFOLIO    PORTFOLIO     PORTFOLIO
                                          -----------  -----------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0 and $30,
    respectively).......................    $   119      $   355       $   291
  Interest..............................          8            9            14
  Income from Securities Lending........         15            2             4
                                            -------      -------       -------
      Total Investment Income...........        142          366           309
                                            -------      -------       -------
EXPENSES
  Investment Advisory Services..........         50           39            45
  Accounting & Transfer Agent Fees......         10           16            14
  Custodian's Fees......................          1            2             4
  Audit Fees............................          1            2             1
  Shareholders' Reports.................          4            6             4
  Other.................................          2            3             4
                                            -------      -------       -------
      Total Expenses....................         68           68            72
                                            -------      -------       -------
  NET INVESTMENT INCOME.................         74          298           237
                                            -------      -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment
    Securities Sold.....................      3,450        1,434         1,400
  Net Realized Loss on Foreign Currency
    Transactions........................         --           --            (3)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................     (2,475)      (1,594)       (1,855)
    Translation of Foreign Currency
      Denominated Amounts...............         --           --             8
                                            -------      -------       -------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....        975         (160)         (450)
                                            -------      -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............    $ 1,049      $   138       $  (213)
                                            =======      =======       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                               VA            VA
                                          INTERNATIONAL  SHORT-TERM      VA
                                              SMALL        FIXED     GLOBAL BOND
                                            PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          -------------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $19, $0 and $0
    respectively).......................     $   178          --           --
  Interest..............................           6        $621        $ 311
  Income from Securities Lending........           6          --           --
                                             -------        ----        -----
      Total Investment Income...........         190         621          311
                                             -------        ----        -----
EXPENSES
  Investment Advisory Services..........          33          26           17
  Accounting & Transfer Agent Fees......           8           5            8
  Custodian's Fees......................           6           1            1
  Audit Fees............................           1           1            1
  Shareholders' Reports.................           3           4            2
  Other.................................           2           4            2
                                             -------        ----        -----
      Total Expenses....................          53          41           31
                                             -------        ----        -----
  NET INVESTMENT INCOME.................         137         580          280
                                             -------        ----        -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................         856          (5)          (4)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............          (4)         --          948
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................      (1,271)        (68)        (695)
    Translation of Foreign Currency
      Denominated Amounts...............          (2)         --         (219)
                                             -------        ----        -----
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....        (421)        (73)          30
                                             -------        ----        -----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $  (284)       $507        $ 310
                                             =======        ====        =====

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)

                              VA SMALL VALUE        VA LARGE VALUE
                                PORTFOLIO              PORTFOLIO
                           --------------------  ---------------------
                           SIX MONTHS    YEAR    SIX MONTHS    YEAR
                             ENDED       ENDED     ENDED       ENDED
                            MAY 31,     NOV. 30,   MAY 31,    NOV. 30,
                              2000       1999       2000       1999
                           ----------   -------  ----------   -------
                           (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $       74   $    96  $      298   $   491
  Net Realized Gain on
    Investment Securities
    Sold.................       3,450     3,570       1,434     5,804
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
      Securities.........      (2,475)   (2,374)     (1,594)   (5,110)
                           ----------   -------  ----------   -------
    Net Increase in Net
      Assets Resulting
      from Operations....       1,049     1,292         138     1,185
                           ----------   -------  ----------   -------
Distributions From:
  Net Investment
    Income...............        (102)      (54)       (501)     (122)
  Net Realized Gains.....      (3,571)   (1,518)     (5,804)   (1,935)
                           ----------   -------  ----------   -------
    Total
      Distributions......      (3,673)   (1,572)     (6,305)   (2,057)
                           ----------   -------  ----------   -------
Capital Share
  Transactions (1):
  Shares Issued..........       2,055     5,687       4,123     9,070
  Shares Issued in Lieu
    of Cash
    Distributions........       3,673     1,572       6,305     2,057
  Shares Redeemed........      (3,138)   (5,723)     (4,827)   (8,160)
                           ----------   -------  ----------   -------
  Net Increase from
    Capital Share
    Transactions.........       2,590     1,536       5,601     2,967
                           ----------   -------  ----------   -------
    Total Increase
      (Decrease).........         (34)    1,256        (566)    2,095
NET ASSETS
  Beginning of Period....      19,088    17,832      32,282    30,187
                           ----------   -------  ----------   -------
  End of Period..........  $   19,054   $19,088  $   31,716   $32,282
                           ==========   =======  ==========   =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         185       459         331       545
   Shares Issued in Lieu
     of Cash
     Distributions.......         357       134         502       136
   Shares Redeemed.......        (283)     (460)       (387)     (491)
                           ----------   -------  ----------   -------
                                  259       133         446       190
                           ==========   =======  ==========   =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                             VA INTERNATIONAL      VA INTERNATIONAL
                             VALUE PORTFOLIO        SMALL PORTFOLIO
                           --------------------  ---------------------
                           SIX MONTHS    YEAR    SIX MONTHS    YEAR
                             ENDED       ENDED     ENDED       ENDED
                            MAY 31,     NOV. 30,   MAY 31,    NOV. 30,
                              2000       1999       2000       1999
                           ----------   -------  ----------   -------
                           (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $      237   $   372  $      137   $   201
  Net Realized Gain on
    Investment Securities
    Sold.................       1,400     1,649         856       377
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          (3)       10          (4)     (116)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........      (1,855)    1,383      (1,271)    1,494
    Translation of
      Foreign Currency
      Denominated
      Amounts............           8        (4)         (2)       (2)
                           ----------   -------  ----------   -------
    Net Increase
      (Decrease) in Net
      Assets Resulting
      from Operations....        (213)    3,410        (284)    1,954
                           ----------   -------  ----------   -------
Distributions From:
  Net Investment
    Income...............        (396)     (386)       (299)     (216)
  Net Realized Gains.....      (1,643)   (1,043)       (157)     (823)
                           ----------   -------  ----------   -------
    Total
      Distributions......      (2,039)   (1,429)       (456)   (1,039)
                           ----------   -------  ----------   -------
Capital Share
  Transactions (1):
  Shares Issued..........       1,515     5,740       1,229     3,013
  Shares Issued in Lieu
    of Cash
    Distributions........       2,039     1,429         456     1,039
  Shares Redeemed........      (3,346)   (6,624)     (2,352)   (4,407)
                           ----------   -------  ----------   -------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........         208       545        (667)     (355)
                           ----------   -------  ----------   -------
    Total Increase
      (Decrease).........      (2,044)    2,526      (1,407)      560
NET ASSETS
  Beginning of Period....      23,617    21,091      13,308    12,748
                           ----------   -------  ----------   -------
  End of Period..........  $   21,573   $23,617  $   11,901   $13,308
                           ==========   =======  ==========   =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         130       474         151       385
   Shares Issued in Lieu
     of Cash
     Distributions.......         171       132          57       149
   Shares Redeemed.......        (287)     (560)       (289)     (570)
                           ----------   -------  ----------   -------
                                   14        46         (81)      (36)
                           ==========   =======  ==========   =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                             VA SHORT-TERM FIXED      VA GLOBAL BOND
                                  PORTFOLIO              PORTFOLIO
                           -----------------------  -------------------
                                                      SIX
                           SIX MONTHS                MONTHS     YEAR
                             ENDED      YEAR ENDED   ENDED      ENDED
                            MAY 31,     NOV. 30,    MAY 31,    NOV. 30,
                              2000        1999        2000      1999
                           ----------   ---------   --------   -------
                           (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $      580   $     969   $    280   $   438
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......          (5)         (7)        (4)       19
  Net Realized Gain on
    Foreign Currency
    Transactions.........          --          --        948       174
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........         (68)       (102)      (695)     (336)
    Translation of
      Foreign Currency
      Denominated
      Amounts............          --          --       (219)      136
                           ----------   ---------   --------   -------
    Net Increase in Net
      Assets Resulting
      from Operations....         507         860        310       431
                           ----------   ---------   --------   -------
Distributions From:
  Net Investment
    Income...............        (997)       (183)      (743)       (5)
  Net Realized Gains.....          --         (18)       (19)       (2)
                           ----------   ---------   --------   -------
    Total
      Distributions......        (997)       (201)      (762)       (7)
                           ----------   ---------   --------   -------
Capital Share
  Transactions (1):
  Shares Issued..........       3,692       8,986      2,458     5,435
  Shares Issued in Lieu
    of Cash
    Distributions........         997         201        762         7
  Shares Redeemed........      (6,769)     (6,178)    (1,603)   (3,196)
                           ----------   ---------   --------   -------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........      (2,080)      3,009      1,617     2,246
                           ----------   ---------   --------   -------
    Total Increase
      (Decrease).........      (2,570)      3,668      1,165     2,670
NET ASSETS
  Beginning of Period....      22,135      18,467     13,153    10,483
                           ----------   ---------   --------   -------
  End of Period..........  $   19,565   $  22,135   $ 14,318   $13,153
                           ==========   =========   ========   =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         364         879        239       516
   Shares Issued in Lieu
     of Cash
     Distributions.......         100          20         75         1
   Shares Redeemed.......        (670)       (606)      (157)     (303)
                           ----------   ---------   --------   -------
                                 (206)        293        157       214
                           ==========   =========   ========   =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    VA SMALL VALUE PORTFOLIO
                                -----------------------------------------------------------------
                                SIX MONTHS    YEAR       YEAR       YEAR       YEAR      OCT. 3
                                  ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                 MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                   2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $ 12.78      $ 13.11    $ 15.45    $ 11.75     $ 9.69     $10.00
                                -------      -------    -------    -------     ------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......     0.04         0.07       0.04       0.06       0.03       0.01
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............     0.51         0.76      (1.27)      3.78       2.05      (0.31)
                                -------      -------    -------    -------     ------     ------
    Total from Investment
      Operations..............     0.55         0.83      (1.23)      3.84       2.08      (0.30)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......    (0.07)       (0.04)     (0.06)     (0.03)     (0.02)     (0.01)
  Net Realized Gains..........    (2.38)       (1.12)     (1.05)     (0.11)        --         --
                                -------      -------    -------    -------     ------     ------
    Total Distributions.......    (2.45)       (1.16)     (1.11)     (0.14)     (0.02)     (0.01)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $ 10.88      $ 12.78    $ 13.11    $ 15.45     $11.75     $ 9.69
=================================================================================================
Total Return..................     5.36%#       7.10%     (8.45)%    33.02%     21.47%     (3.04)%#
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $19,054      $19,088    $17,832    $17,428     $8,058     $4,848
Ratio of Expenses to Average
  Net Assets..................     0.68%*       0.67%      0.70%      0.71%      1.05%      0.99%*
Ratio of Net Investment Income
  to Average Net Assets.......     0.73%*       0.51%      0.32%      0.45%      0.34%      0.91%*
Portfolio Turnover Rate.......       56%*         28%        23%        21%         5%         0%*
-------------------------------------------------------------------------------------------------

                                                           VA LARGE VALUE PORTFOLIO
                                ------------------------------------------------------------------------------
                                 SIX MONTHS       YEAR         YEAR         YEAR         YEAR        JAN. 13
                                    ENDED         ENDED        ENDED        ENDED        ENDED         TO
                                   MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                    2000          1999         1998         1997         1996         1995
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................    $ 16.00        $ 16.51      $ 16.08      $ 13.46      $ 11.29      $ 10.00
                                  -------        -------      -------      -------      -------      -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.12           0.25         0.24         0.24         0.17         0.19
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (0.14)          0.38         1.47         3.07         2.12         1.85
                                  -------        -------      -------      -------      -------      -------
    Total from Investment
      Operations..............      (0.02)          0.63         1.71         3.31         2.29         2.04
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.25)         (0.07)       (0.24)       (0.23)       (0.12)       (0.16)
  Net Realized Gains..........      (2.86)         (1.07)       (1.04)       (0.46)          --        (0.59)
                                  -------        -------      -------      -------      -------      -------
    Total Distributions.......      (3.11)         (1.14)       (1.28)       (0.69)       (0.12)       (0.75)
------------------------------
Net Asset Value, End of
  Period......................    $ 12.87        $ 16.00      $ 16.51      $ 16.08      $ 13.46      $ 11.29
==============================
Total Return..................       0.35%#         4.24%       11.46%       25.72%       20.45%       20.41%#
------------------------------
Net Assets, End of Period
  (thousands).................    $31,716        $32,282      $30,187      $24,545      $13,570      $ 6,562
Ratio of Expenses to Average
  Net Assets..................       0.44%*         0.43%        0.46%        0.48%        1.03%        1.20%*
Ratio of Net Investment Income
  to Average Net Assets.......       1.91%*         1.54%        1.49%        1.71%        1.59%        2.03%*
Portfolio Turnover Rate.......         30%*           52%          23%          20%          19%          65%*
------------------------------

  *  Annualized
  #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                VA INTERNATIONAL VALUE PORTFOLIO
                                -----------------------------------------------------------------
                                SIX MONTHS    YEAR       YEAR       YEAR       YEAR      OCT. 3
                                  ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                 MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                   2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $ 12.73      $ 11.65    $ 10.87    $ 11.41    $ 10.03     $10.00
                                -------      -------    -------    -------    -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................     0.13         0.20       0.19       0.17       0.11         --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............    (0.22)        1.66       0.91      (0.56)      1.29       0.03
                                -------      -------    -------    -------    -------     ------
    Total from Investment
      Operations..............    (0.09)        1.86       1.10      (0.39)      1.40       0.03
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......    (0.21)       (0.21)     (0.18)     (0.10)        --         --
  Net Realized Gains..........    (0.89)       (0.57)     (0.14)     (0.05)     (0.02)        --
                                -------      -------    -------    -------    -------     ------
    Total Distributions.......    (1.10)       (0.78)     (0.32)     (0.15)     (0.02)      0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $ 11.54      $ 12.73    $ 11.65    $ 10.87    $ 11.41     $10.03
=================================================================================================
Total Return..................    (0.99%)#     17.21%     10.43%     (3.45)%    13.92%      0.30%#
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $21,573      $23,617    $21,091    $17,610    $10,517     $5,014
Ratio of Expenses to Average
  Net Assets..................     0.64%*       0.65%      0.68%      0.76%      1.17%      1.32%*
Ratio of Net Investment Income
  to Average Net Assets.......     2.08%*       1.70%      1.63%      1.83%      1.29%     (0.20)%*
Portfolio Turnover Rate.......        7%*         20%        27%         8%         4%         0%*
-------------------------------------------------------------------------------------------------

                                                VA INTERNATIONAL SMALL PORTFOLIO
                                -----------------------------------------------------------------
                                SIX MONTHS    YEAR       YEAR       YEAR       YEAR      JAN. 13
                                  ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                 MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                   2000       1999       1998       1997       1996       1995
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  8.31      $  7.78    $  7.99    $ 10.48    $  9.71    $ 10.00
                                -------      -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................     0.12         0.12       0.11       0.09       0.06      (0.01)
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............    (0.32)        1.04      (0.14)     (2.30)      0.71      (0.28)
                                -------      -------    -------    -------    -------    -------
    Total from Investment
      Operations..............    (0.20)        1.16      (0.03)     (2.21)      0.77      (0.29)
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......    (0.19)       (0.13)     (0.09)     (0.06)        --         --
  Net Realized Gains..........    (0.10)       (0.50)     (0.09)     (0.22)        --         --
                                -------      -------    -------    -------    -------    -------
    Total Distributions.......    (0.29)       (0.63)     (0.18)     (0.28)        --         --
------------------------------
Net Asset Value, End of
  Period......................  $  7.82      $  8.31    $  7.78    $  7.99    $ 10.48    $  9.71
==============================
Total Return..................    (2.56%)#     16.44%     (0.23)%   (21.54)%     7.93%     (2.90)%#
------------------------------
Net Assets, End of Period
  (thousands).................  $11,901      $13,308    $12,748    $ 9,884    $ 6,007    $ 4,856
Ratio of Expenses to Average
  Net Assets..................     0.80%*       0.79%      0.90%      0.99%      1.27%      2.52%*
Ratio of Net Investment Income
  to Average Net Assets.......     2.10%*       1.53%      1.56%      1.32%      0.63%     (0.39)%*
Portfolio Turnover Rate.......       12%*         14%        21%         9%         6%         0%*
------------------------------

  *  Annualized
  #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  VA SHORT-TERM FIXED PORTFOLIO
                                -----------------------------------------------------------------
                                SIX MONTHS    YEAR       YEAR       YEAR       YEAR      OCT. 3
                                  ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                 MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                   2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $ 10.42      $ 10.09    $ 10.08    $ 10.08    $ 10.04     $10.00
                                -------      -------    -------    -------    -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......     0.29         0.46       0.53       0.53       0.48       0.08
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............    (0.04)       (0.02)      0.02         --       0.04         --
                                -------      -------    -------    -------    -------     ------
    Total from Investment
      Operations..............     0.25         0.44       0.55       0.53       0.52       0.08
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......    (0.47)       (0.10)     (0.53)     (0.53)     (0.48)     (0.04)
  Net Realized Gains..........       --        (0.01)     (0.01)        --         --         --
  Tax Return of Capital.......       --           --         --         --         --         --
                                -------      -------    -------    -------    -------     ------
    Total Distributions.......    (0.47)       (0.11)     (0.54)     (0.53)     (0.48)     (0.04)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $ 10.20      $ 10.42    $ 10.09    $ 10.08    $ 10.08     $10.04
=================================================================================================
Total Return..................     2.48%#       4.39%      5.54%      5.46%      5.34%      0.81%#
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $19,565      $22,135    $18,467    $15,136    $ 7,789     $5,041
Ratio of Expenses to Average
  Net Assets..................     0.39%*       0.40%      0.41%      0.43%      0.70%      0.63%*
Ratio of Net Investment Income
  to Average Net Assets.......     5.60%*       4.91%      5.24%      5.44%      4.93%      5.11%*
Portfolio Turnover Rate.......       28%*         30%        50%        73%        29%         0%*
-------------------------------------------------------------------------------------------------

                                                    VA GLOBAL BOND PORTFOLIO
                                -----------------------------------------------------------------
                                SIX MONTHS    YEAR       YEAR       YEAR       YEAR      JAN. 13
                                  ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                 MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                   2000       1999       1998       1997       1996       1995
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $ 10.69      $ 10.30    $ 10.69     $11.14     $10.61    $10.00
                                -------      -------    -------     ------     ------    ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......     0.34         0.36       0.52       0.42       0.37      0.48
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............    (0.10)        0.04       0.30       0.34       0.57      0.81
                                -------      -------    -------     ------     ------    ------
    Total from Investment
      Operations..............     0.24         0.40       0.82       0.76       0.94      1.29
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......    (0.59)       (0.01)     (1.14)     (0.94)     (0.41)    (0.57)
  Net Realized Gains..........    (0.02)          --      (0.04)     (0.27)        --     (0.11)
  Tax Return of Capital.......       --           --      (0.03)        --         --        --
                                -------      -------    -------     ------     ------    ------
    Total Distributions.......    (0.61)       (0.01)     (1.21)     (1.21)     (0.41)    (0.68)
------------------------------
Net Asset Value, End of
  Period......................  $ 10.32      $ 10.69    $ 10.30     $10.69     $11.14    $10.61
==============================
Total Return..................     2.32%#       3.85%      8.44%      7.58%      9.16%    13.09%#
------------------------------
Net Assets, End of Period
  (thousands).................  $14,318      $13,153    $10,483     $7,073     $3,703    $3,393
Ratio of Expenses to Average
  Net Assets..................     0.45%*       0.49%      0.57%      0.65%      1.73%     1.31%*
Ratio of Net Investment Income
  to Average Net Assets.......     4.12%*       3.74%      3.65%      4.09%      3.43%     5.08%*
Portfolio Turnover Rate.......       49%*         44%        37%        58%        89%       60%*
------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996
  *  Annualized
  #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-eight portfolios, six of which (the "VA Portfolios") are included in this report. Twenty-eight portfolios are presented in separate reports, and four have not commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the six months ended May 31, 2000, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio....................................      0.50 of 1%
VA Large Value Portfolio....................................      0.25 of 1%
VA International Value Portfolio............................      0.40 of 1%
VA International Small Portfolio............................      0.50 of 1%
VA Short-Term Fixed Portfolio...............................      0.25 of 1%
VA Global Bond Portfolio....................................      0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                                             OTHER
                                                                U.S. GOVERNMENT            INVESTMENT
                                                                   SECURITIES              SECURITIES
                                                              --------------------    --------------------
                                                              PURCHASES    SALES      PURCHASES    SALES
                                                              ---------   --------    ---------   --------
VA Small Value Portfolio....................................        --         --      $ 5,467     $6,907
VA Large Value Portfolio....................................        --         --        4,621      4,669
VA International Value Portfolio............................        --         --          733      2,714
VA International Small Portfolio............................        --         --          776      2,110
VA Short-Term Fixed Portfolio...............................        --         --        4,667      2,098
VA Global Bond Portfolio....................................        --         --       15,888      2,828

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                               GROSS UNREALIZED      GROSS UNREALIZED
                                                                 APPRECIATION          DEPRECIATION          NET
                                                               ----------------      ----------------      --------
VA Small Value Portfolio.................................           $2,221                $(6,704)         $(4,483)
VA Large Value Portfolio.................................            4,096                 (5,723)          (1,627)
VA International Value Portfolio.........................            3,858                 (4,236)            (378)
VA International Small Portfolio.........................            1,337                 (4,579)          (3,242)
VA Short-Term Fixed Portfolio............................               --                   (167)            (167)
VA Global Bond Portfolio.................................               --                   (820)            (820)

    At May 31, 2000, the VA Short-Term Fixed Portfolio had a capital loss carryforward for federal income tax purposes of approximately $7,000, which expires on November 30, 2007.

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price.The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2000, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange state is reflected in the accompanying financial statements:

                                                                                                              UNREALIZED FOREIGN
     EXPIRATION                                                          CONTRACT           VALUE AT            EXCHANGE GAIN
        DATE                            CURRENCY SOLD                     AMOUNT          MAY 31, 2000              (LOSS)
---------------------       -------------------------------------       -----------       -------------       ------------------
06/05/00                       1,137,741   Canadian Dollars             $  760,744          $  759,740            $   1,004
06/05/00                       3,048,472   Swedish Krona                   343,718             338,375                5,343
06/05/00                         411,096   British Pounds                  640,518             614,506               26,012
06/05/00                       5,123,430   European Currency Unit        4,644,335           4,752,912             (108,577)
06/08/00                     186,776,553   Japanese Yen                  1,735,321           1,737,172               (1,851)
06/22/00                         517,074   Australian Dollars            1,163,038           1,163,033                    5
06/22/00                       2,880,690   Danish Krone                    345,180             358,310              (13,130)
                                                                        ----------          ----------            ---------
                                                                        $9,632,854          $9,724,048            $ (91,194)
                                                                        ==========          ==========            =========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2000 borrowings under the line by the VA Portfolios were as follows:

                                           WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                         INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                         -------------   ------------   -----------   --------   ---------------
VA Small Value Portfolio...............     6.30 %         $ 46,083         12          $ 97        $ 72,000
VA Large Value Portfolio...............     6.37 %           97,962         26           474         263,000
VA International Value Portfolio.......     6.24 %           81,067         15           211         149,000
VA International Small Portfolio.......     6.69 %          143,727         11           294         225,000

    The VA Large Value Portfolio had an outstanding borrowing of $15,000 plus accrued interest under the line of credit at May 31, 2000. The remaining VA portfolios had no outstanding borrowings under the line of credit at May 31, 2000.

H. COMPONENTS OF NET ASSETS:

                                                                      AT MAY 31, 2000 NET ASSETS CONSIST OF:
                                                                              (AMOUNTS IN THOUSANDS)
                                                             --------------------------------------------------------
                                                                                    VA LARGE
                                                             VA SMALL VALUE          VALUE          VA INTERNATIONAL
                                                                PORTFOLIO          PORTFOLIO         VALUE PORTFOLIO
                                                             ---------------      ------------      -----------------
Paid-In Capital........................................          $20,029             31,631               20,328
Undistributed Net Investment Income....................               59                279                  127
Undistributed Net Realized Gain........................            3,449              1,432                1,492
Accumulated Net Realized Foreign Exchange Loss.........               --                 --                   (3)
Unrealized Depreciation of Investment Securities and
 Foreign Currency......................................           (4,483)            (1,626)                (377)
Unrealized Net Foreign Exchange Gain...................               --                 --                    6
                                                                 -------            -------              -------
                                                                 $19,054            $31,716              $21,573
                                                                 =======            =======              =======

                                                                                    VA SHORT-TERM
                                                             VA INTERNATIONAL           FIXED             VA GLOBAL
                                                              SMALL PORTFOLIO         PORTFOLIO         BOND PORTFOLIO
                                                             -----------------      --------------      --------------
Paid-In Capital........................................            14,206                19,301             14,136
Undistributed Net Investment Income (Loss).............              (130)                  443                158
Undistributed Net Realized Gain (Loss).................             1,074                   (11)                (6)
Undistributed Net Realized Foreign Exchange Gain
 (Loss)................................................                (4)                   --                948
Unrealized Depreciation of Investment Securities and
 Foreign Currency......................................            (3,242)                 (168)              (819)
Unrealized Net Foreign Exchange Loss...................                (3)                   --                (99)
                                                                  -------               -------            -------
                                                                  $11,901               $19,565            $14,318
                                                                  =======               =======            =======

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at May 31, 2000 was as follows:

                                                  MARKET VALUE OF        VALUE OF COLLATERAL          COLLATERAL ON
                                                 SECURITIES ON LOAN      AND IDEMNIFICATION       REPURCHASE AGREEMENTS
                                                 ------------------      -------------------      ---------------------
VA Small Value Portfolio...................          $  415,525               $  829,795                $  851,220
VA Large Value Portfolio...................              33,544                   47,388                    48,529
VA International Value Portfolio...........           1,258,407                1,332,287                 1,996,846
VA International Small Portfolio...........             226,820                  308,020                   317,278